                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2008
                         -------------------------

Item 1. Reports to Stockholders

 LOGO


                                                        SEMI-ANNUAL REPORT 2008

SUNAMERICA
Equity Funds

 LOGO

www.sunamericafunds.com

live longer retire stronger/sm/

        March 31, 2008                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Disciplined Growth Fund (TXMAX)

SunAmerica International Small-Cap Fund (SAESX)

                        Table of Contents


                    SHAREHOLDER LETTER.................  2
                    EXPENSE EXAMPLE....................  3
                    STATEMENT OF ASSETS AND LIABILITIES  6
                    STATEMENT OF OPERATIONS............ 10
                    STATEMENT OF CHANGES IN NET ASSETS. 13
                    FINANCIAL HIGHLIGHTS............... 18
                    PORTFOLIO OF INVESTMENTS........... 27
                    NOTES TO FINANCIAL STATEMENTS...... 67

        Shareholder Letter

Dear Shareholder,

The semi-annual period ended March 31, 2008 was a challenging time for the equity markets.

Equity prices declined across the board during the six-month period, as the Dow Jones Industrial Average (DJIA), S&P 500 Index, and Russell 2000 Index returned -10.64%, -12.46% and -14.02%, respectively. The NASDAQ Composite was the worst-performing major index, losing -15.28% during the semi-annual period. International markets also retreated with the benchmark MSCI EAFE Index returning -10.50% over the six months.

A confluence of factors prompted the sell-off. The subprime mortgage crisis and housing correction, the absence of liquidity in the credit markets, major financial institutions taking write-downs and obtaining capital infusions, rising food and energy prices creating inflationary concerns, a weakening U.S. dollar and declining corporate earnings growth are several themes that defined the period. Growing concern over where the economic slowdown will lead continues to loom over the economy and the markets.

The Federal Reserve responded aggressively by cutting interest rates to end the period with the Federal Funds rate at 2.25%. In addition, they coordinated monetary activities with the European Central Bank, utilized the discount window, and activated other innovative mechanisms in an attempt to improve liquidity and increase confidence.

Given this backdrop, it is very important that you meet with your financial adviser to review your portfolio and investment objectives.

Thank you for your investment in the SunAmerica Equity Funds. We continue to work diligently to invest your capital in a manner consistent with each Fund's individual investment objective. Be sure to visit our website, www.sunamericafunds.com, for more information.

The SunAmerica Equity Funds Investment Professionals

                 AIG SunAmerica Asset Management Corp. AIG Investments
                 -                                     ---------------
                 John Massey        Alison Larkin      Hans Danielsson
                 Steve Neimeth      Brendan Voege      Robin Thorn
                 Paul Ma            Ben Barrett
                 Jay Rushin         Mike Beaulieu
                 Soraya Benitez     Andrew Sheridan
                 Sandra Salas       Jay Merchant
                 Sarah Kallok       Kara Murphy
                 Karen Forte

--------
Past performance is no guarantee of future results.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2007 and held until March 31, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended March 31, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2008 -- (unaudited) (continued)


                                              Actual                                 Hypothetical
                             ----------------------------------------- -----------------------------------------
                                                                                     Ending Account
                                           Ending Account Expense Paid                Value using   Expense Paid
                                            Value Using    During the                a Hypothetical  During the   Expense
                               Beginning       Actual      Six Months    Beginning     5% Assumed    Six Months    Ratio
                             Account Value   Return at       Ended     Account Value   Return at       Ended       as of
                             at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,   March 31,
Fund                             2007           2008          2008         2007           2008          2008       2008*
----                         ------------- -------------- ------------ ------------- -------------- ------------ ---------
Blue Chip Growth Fund@
  Class A...................   $1,000.00      $884.21        $ 7.63      $1,000.00     $1,016.90       $ 8.17      1.62%
  Class B...................   $1,000.00      $880.75        $11.24      $1,000.00     $1,013.05       $12.03      2.39%
  Class C...................   $1,000.00      $880.41        $11.80      $1,000.00     $1,012.45       $12.63      2.51%
  Class I#..................   $1,000.00      $885.32        $ 6.27      $1,000.00     $1,018.35       $ 6.71      1.33%
Growth Opportunities Fund@
  Class A...................   $1,000.00      $771.62        $ 7.71      $1,000.00     $1,016.30       $ 8.77      1.74%
  Class B...................   $1,000.00      $768.23        $11.01      $1,000.00     $1,012.55       $12.53      2.49%
  Class C...................   $1,000.00      $768.28        $11.14      $1,000.00     $1,012.40       $12.68      2.52%
  Class I#..................   $1,000.00      $773.70        $ 5.90      $1,000.00     $1,018.35       $ 6.71      1.33%
New Century Fund@
  Class A...................   $1,000.00      $783.16        $ 7.13      $1,000.00     $1,017.00       $ 8.07      1.60%
  Class B...................   $1,000.00      $779.69        $10.72      $1,000.00     $1,012.95       $12.13      2.41%
  Class C#..................   $1,000.00      $781.06        $ 9.53      $1,000.00     $1,014.30       $10.78      2.14%
Growth and Income Fund@
  Class A...................   $1,000.00      $881.16        $ 7.38      $1,000.00     $1,017.15       $ 7.92      1.57%
  Class B...................   $1,000.00      $878.11        $10.75      $1,000.00     $1,013.55       $11.53      2.29%
  Class C...................   $1,000.00      $878.03        $10.56      $1,000.00     $1,013.75       $11.33      2.25%
  Class I#..................   $1,000.00      $882.44        $ 6.21      $1,000.00     $1,018.40       $ 6.66      1.32%
Balanced Assets Fund@
  Class A#..................   $1,000.00      $909.24        $ 7.59      $1,000.00     $1,017.05       $ 8.02      1.59%
  Class B#..................   $1,000.00      $905.82        $11.05      $1,000.00     $1,013.40       $11.68      2.32%
  Class C#..................   $1,000.00      $906.00        $10.82      $1,000.00     $1,013.65       $11.43      2.27%
  Class I#..................   $1,000.00      $910.25        $ 6.26      $1,000.00     $1,018.45       $ 6.61      1.31%
International Equity Fund@
  Class A...................   $1,000.00      $896.87        $ 8.77      $1,000.00     $1,015.75       $ 9.32      1.85%
  Class B#..................   $1,000.00      $893.44        $12.07      $1,000.00     $1,012.25       $12.83      2.55%
  Class C#..................   $1,000.00      $893.86        $12.07      $1,000.00     $1,012.25       $12.83      2.55%
  Class I#..................   $1,000.00      $896.13        $ 8.53      $1,000.00     $1,016.00       $ 9.07      1.80%
Value Fund@
  Class A#..................   $1,000.00      $864.70        $ 7.60      $1,000.00     $1,016.85       $ 8.22      1.63%
  Class B#..................   $1,000.00      $862.09        $10.61      $1,000.00     $1,013.60       $11.48      2.28%
  Class C#..................   $1,000.00      $862.09        $10.61      $1,000.00     $1,013.60       $11.48      2.28%
  Class I#..................   $1,000.00      $865.03        $ 7.13      $1,000.00     $1,017.35       $ 7.72      1.53%
  Class Z#..................   $1,000.00      $866.98        $ 4.95      $1,000.00     $1,019.70       $ 5.35      1.06%
Disciplined Growth Fund@
  Class A#..................   $1,000.00      $833.14        $ 6.65      $1,000.00     $1,017.75       $ 7.31      1.45%
  Class B#..................   $1,000.00      $830.63        $ 9.61      $1,000.00     $1,014.50       $10.58      2.10%
  Class C#..................   $1,000.00      $830.73        $ 9.61      $1,000.00     $1,014.50       $10.58      2.10%
International Small-Cap Fund
  Class A#..................   $1,000.00      $850.51        $ 8.79      $1,000.00     $1,015.50       $ 9.57      1.90%
  Class B#..................   $1,000.00      $847.76        $11.78      $1,000.00     $1,012.25       $12.83      2.55%
  Class C#..................   $1,000.00      $847.76        $11.78      $1,000.00     $1,012.25       $12.83      2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2008" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2008" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2008 -- (unaudited) (continued)


                                             Actual                                     Hypothetical
                          --------------------------------------------- ---------------------------------------------
                                                                                      Ending Account
                                        Ending Account                                 Value using
                                         Value Using                                  a Hypothetical                   Expense
                            Beginning       Actual       Expense Paid     Beginning     5% Assumed     Expense Paid     Ratio
                          Account Value   Return at       During the    Account Value   Return at       During the      as of
                          at October 1,   March 31,    Six Months Ended at October 1,   March 31,    Six Months Ended March 31,
Fund                          2007           2008       March 31, 2008      2007           2008       March 31, 2008   2008 *
----                      ------------- -------------- ---------------- ------------- -------------- ---------------- ---------
Blue Chip Growth Fund
  Class A................   $1,000.00      $884.21          $ 7.58        $1,000.00     $1,016.95         $ 8.12        1.61%
  Class B................   $1,000.00      $880.75          $11.19        $1,000.00     $1,013.10         $11.98        2.38%
  Class C ...............   $1,000.00      $880.41          $11.75        $1,000.00     $1,012.50         $12.58        2.50%
  Class I#...............   $1,000.00      $885.32          $ 6.22        $1,000.00     $1,018.40         $ 6.66        1.32%
Growth Opportunities Fund
  Class A................   $1,000.00      $771.62          $ 6.82        $1,000.00     $1,017.30         $ 7.77        1.54%
  Class B................   $1,000.00      $768.23          $10.12        $1,000.00     $1,013.55         $11.53        2.29%
  Class C ...............   $1,000.00      $768.28          $10.26        $1,000.00     $1,013.40         $11.68        2.32%
  Class I#...............   $1,000.00      $773.70          $ 5.06        $1,000.00     $1,019.30         $ 5.76        1.14%
New Century Fund
  Class A................   $1,000.00      $783.16          $ 6.78        $1,000.00     $1,017.40         $ 7.67        1.52%
  Class B................   $1,000.00      $779.69          $10.37        $1,000.00     $1,013.35         $11.73        2.33%
  Class C# ..............   $1,000.00      $781.06          $ 9.17        $1,000.00     $1,014.70         $10.38        2.06%
Growth and Income Fund
  Class A................   $1,000.00      $881.16          $ 7.20        $1,000.00     $1,017.35         $ 7.72        1.53%
  Class B................   $1,000.00      $878.11          $10.56        $1,000.00     $1,013.75         $11.33        2.25%
  Class C ...............   $1,000.00      $878.03          $10.38        $1,000.00     $1,013.95         $11.13        2.21%
  Class I#...............   $1,000.00      $882.44          $ 6.02        $1,000.00     $1,018.60         $ 6.46        1.28%
Balanced Assets Fund
  Class A#...............   $1,000.00      $909.24          $ 7.49        $1,000.00     $1,017.15         $ 7.92        1.57%
  Class B#...............   $1,000.00      $905.82          $10.96        $1,000.00     $1,013.50         $11.58        2.30%
  Class C# ..............   $1,000.00      $906.00          $10.72        $1,000.00     $1,013.75         $11.33        2.25%
  Class I#...............   $1,000.00      $910.25          $ 6.16        $1,000.00     $1,018.55         $ 6.51        1.29%
International Equity Fund
  Class A................   $1,000.00      $896.87          $ 8.77        $1,000.00     $1,015.75         $ 9.32        1.85%
  Class B#...............   $1,000.00      $893.44          $12.07        $1,000.00     $1,012.25         $12.83        2.55%
  Class C# ..............   $1,000.00      $893.86          $12.07        $1,000.00     $1,012.25         $12.83        2.55%
  Class I#...............   $1,000.00      $896.13          $ 8.53        $1,000.00     $1,016.00         $ 9.07        1.80%
Value Fund
  Class A#...............   $1,000.00      $864.70          $ 7.41        $1,000.00     $1,017.05         $ 8.02        1.59%
  Class B#...............   $1,000.00      $862.09          $10.43        $1,000.00     $1,013.80         $11.28        2.24%
  Class C# ..............   $1,000.00      $862.09          $10.43        $1,000.00     $1,013.80         $11.28        2.24%
  Class I#...............   $1,000.00      $865.03          $ 6.95        $1,000.00     $1,017.55         $ 7.52        1.49%
  Class Z#...............   $1,000.00      $866.98          $ 4.81        $1,000.00     $1,019.85         $ 5.20        1.03%
Disciplined Growth Fund
  Class A#...............   $1,000.00      $833.14          $ 6.37        $1,000.00     $1,018.05         $ 7.01        1.39%
  Class B#...............   $1,000.00      $830.63          $ 9.34        $1,000.00     $1,014.80         $10.28        2.04%
  Class C# ..............   $1,000.00      $830.73          $ 9.34        $1,000.00     $1,014.80         $10.28        2.04%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2008 -- (unaudited)


                                                                             Blue Chip      Growth           New
                                                                              Growth     Opportunities     Century
                                                                               Fund          Fund           Fund
                                                                           ------------  -------------  -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.......... $ 57,308,101  $  33,739,382  $  63,339,220
Short-term investment securities, at market value (unaffiliated)*.........           --             --             --
Repurchase agreements (cost approximates market value)....................    2,392,000      5,178,000      5,409,000
                                                                           ------------  -------------  -------------
  Total investments.......................................................   59,700,101     38,917,382     68,748,220
                                                                           ------------  -------------  -------------
Cash......................................................................          533             44            172
Foreign cash*.............................................................           --             --             --
Receivable for:
  Fund shares sold........................................................       30,167          8,507         12,619
  Dividends and interest..................................................       39,238          6,278         29,061
  Investments sold........................................................      499,461      3,516,055      5,970,166
Prepaid expenses and other assets.........................................        2,924         43,784         15,933
Due from investment adviser for expense reimbursements/fee waivers........        1,000            807          1,440
                                                                           ------------  -------------  -------------
Total assets..............................................................   60,273,424     42,492,857     74,777,611
                                                                           ------------  -------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................       68,291         15,721         61,407
  Investments purchased...................................................      159,962        453,489      1,081,292
  Investment advisory and management fees.................................       38,018         26,728         46,870
  Distribution and service maintenance fees...............................       25,818         20,348         27,752
  Transfer agent fees and expenses........................................       29,476         25,220         35,978
  Trustees' fees and expenses.............................................       28,242         24,668         48,196
  Other accrued expenses..................................................       82,434         90,878         95,441
Due to custodian..........................................................           --             --             --
                                                                           ------------  -------------  -------------
Total liabilities.........................................................      432,241        657,052      1,396,936
                                                                           ------------  -------------  -------------
Net Assets................................................................ $ 59,841,183  $  41,835,805  $  73,380,675
                                                                           ============  =============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     37,359  $      29,433  $      43,353
Paid-in capital...........................................................  124,809,826    248,216,769    200,353,203
                                                                           ------------  -------------  -------------
                                                                            124,847,185    248,246,202    200,396,556
Accumulated undistributed net investment income (loss)....................     (304,829)      (229,605)      (356,931)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (67,899,794)  (206,504,060)  (125,915,378)
Unrealized appreciation (depreciation) on investments.....................    3,198,621        323,268       (743,572)
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --             --             --
                                                                           ------------  -------------  -------------
Net Assets................................................................ $ 59,841,183  $  41,835,805  $  73,380,675
                                                                           ============  =============  =============
*Cost
  Long-term investment securities (unaffiliated).......................... $ 54,109,480  $  33,416,114  $  64,082,792
                                                                           ============  =============  =============
  Short-term investment securities (unaffiliated)......................... $         --  $          --  $          --
                                                                           ============  =============  =============
  Foreign cash............................................................ $         --  $          --  $          --
                                                                           ============  =============  =============

                                                                            Growth and     Balanced
                                                                              Income        Assets
                                                                               Fund          Fund
                                                                           ------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.......... $ 83,665,844  $120,632,909
Short-term investment securities, at market value (unaffiliated)*.........           --            --
Repurchase agreements (cost approximates market value)....................    2,539,000     6,378,000
                                                                           ------------  ------------
  Total investments.......................................................   86,204,844   127,010,909
                                                                           ------------  ------------
Cash......................................................................          580         3,244
Foreign cash*.............................................................           --            --
Receivable for:
  Fund shares sold........................................................       26,079        27,109
  Dividends and interest..................................................      132,939       614,762
  Investments sold........................................................    4,272,937     2,964,314
Prepaid expenses and other assets.........................................        7,951        15,532
Due from investment adviser for expense reimbursements/fee waivers........          940         3,123
                                                                           ------------  ------------
Total assets..............................................................   90,646,270   130,638,993
                                                                           ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................       69,502        73,545
  Investments purchased...................................................    1,805,433       501,078
  Investment advisory and management fees.................................       56,077        82,428
  Distribution and service maintenance fees...............................       43,882        51,034
  Transfer agent fees and expenses........................................       38,779        62,901
  Trustees' fees and expenses.............................................       38,444        76,093
  Other accrued expenses..................................................       82,524       112,286
Due to custodian..........................................................           --            --
                                                                           ------------  ------------
Total liabilities.........................................................    2,134,641       959,365
                                                                           ------------  ------------
Net Assets................................................................ $ 88,511,629  $129,679,628
                                                                           ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     65,081  $     91,107
Paid-in capital...........................................................  125,824,442   200,000,873
                                                                           ------------  ------------
                                                                            125,889,523   200,091,980
Accumulated undistributed net investment income (loss)....................      371,124       217,320
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (34,676,136)  (71,365,967)
Unrealized appreciation (depreciation) on investments.....................   (3,072,882)      736,295
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --            --
                                                                           ------------  ------------
Net Assets................................................................ $ 88,511,629  $129,679,628
                                                                           ============  ============
*Cost
  Long-term investment securities (unaffiliated).......................... $ 86,738,726  $119,896,614
                                                                           ============  ============
  Short-term investment securities (unaffiliated)......................... $         --  $         --
                                                                           ============  ============
  Foreign cash............................................................ $         --  $         --
                                                                           ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2008 -- (unaudited) (continued)



                                                                Blue Chip     Growth         New     Growth and    Balanced
                                                                 Growth    Opportunities   Century     Income       Assets
                                                                  Fund         Fund         Fund        Fund         Fund
                                                               ----------- ------------- ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets.................................................... $44,679,720  $27,504,463  $62,752,718 $56,170,532 $106,272,890
Shares of beneficial interest issued and outstanding..........   2,696,967    1,846,446    3,627,419   4,029,136    7,464,797
Net asset value and redemption price per share................ $     16.57  $     14.90  $     17.30 $     13.94 $      14.24
Maximum sales charge (5.75% of offering price)................        1.01         0.91         1.06        0.85         0.87
                                                               -----------  -----------  ----------- ----------- ------------
Maximum offering price to public..............................       17.58        15.81        18.36       14.79        15.11
                                                               ===========  ===========  =========== =========== ============
Class B (unlimited shares authorized):
Net assets.................................................... $10,667,868  $ 9,097,850  $ 6,792,995 $13,707,788 $ 11,429,638
Shares of beneficial interest issued and outstanding..........     733,256      696,366      453,684   1,051,030      804,593
Net asset value, offering and redemption price per share
  (excluding any applicable contingent deferred sales charge). $     14.55  $     13.06  $     14.97 $     13.04 $      14.21
                                                               ===========  ===========  =========== =========== ============
Class C (unlimited shares authorized):
Net assets.................................................... $ 3,909,815  $ 5,125,806  $ 3,834,962 $18,324,123 $ 11,379,765
Shares of beneficial interest issued and outstanding..........     271,028      393,350      254,149   1,405,885      799,383
Net asset value, offering and redemption price per share
  (excluding any applicable contingent deferred sales charge). $     14.43  $     13.03  $     15.09 $     13.03 $      14.24
                                                               ===========  ===========  =========== =========== ============
Class I (unlimited shares authorized):
Net assets.................................................... $   583,780  $   107,686  $        -- $   309,186 $    597,335
Shares of beneficial interest issued and outstanding..........      34,692        7,095           --      22,054       41,892
Net asset value, offering and redemption price per share...... $     16.83  $     15.18  $        -- $     14.02 $      14.26
                                                               ===========  ===========  =========== =========== ============
Class Z (unlimited shares authorized):
Net assets.................................................... $        --  $        --  $        -- $        -- $         --
Shares of beneficial interest issued and outstanding..........          --           --           --          --           --
Net asset value, offering and redemption price per share...... $        --  $        --  $        -- $        -- $         --
                                                               ===========  ===========  =========== =========== ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2008 -- (unaudited) (continued)

                                                                                                         International
                                                                                                            Equity
                                                                                                             Fund
                                                                                                         -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................ $106,671,661
Short-term investment securities, at market value (unaffiliated)*.......................................           --
Repurchase agreements (cost approximates market value)..................................................      681,000
                                                                                                         ------------
  Total investments.....................................................................................  107,352,661
                                                                                                         ------------
Cash....................................................................................................           --
Foreign cash*...........................................................................................      273,218
Receivable for:
  Fund shares sold......................................................................................       76,490
  Dividends and interest................................................................................      781,445
  Investments sold......................................................................................    1,457,390
Prepaid expenses and other assets.......................................................................        2,310
Due from investment adviser for expense reimbursements/fee waivers......................................        3,272
                                                                                                         ------------
Total assets............................................................................................  109,946,786
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      169,148
  Investments purchased.................................................................................    1,093,667
  Investment advisory and management fees...............................................................       92,621
  Distribution and service maintenance fees.............................................................       52,898
  Transfer agent fees and expenses......................................................................       35,568
  Trustees' fees and expenses...........................................................................       18,663
  Other accrued expenses................................................................................       86,709
Due to custodian........................................................................................          959
                                                                                                         ------------
Total liabilities.......................................................................................    1,550,233
                                                                                                         ------------
Net Assets.............................................................................................. $108,396,553
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $     68,693
Paid-in capital.........................................................................................  115,728,106
                                                                                                         ------------
                                                                                                          115,796,799
Accumulated undistributed net investment income (loss)..................................................     (266,861)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions................................................  (11,105,454)
Unrealized appreciation (depreciation) on investments...................................................    3,960,056
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................       12,013
                                                                                                         ------------
  Net Assets............................................................................................ $108,396,553
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $102,711,605
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $    272,974
                                                                                                         ============

                                                                                                             Value
                                                                                                             Fund
                                                                                                         ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................ $147,741,201
Short-term investment securities, at market value (unaffiliated)*.......................................           --
Repurchase agreements (cost approximates market value)..................................................   13,310,000
                                                                                                         ------------
  Total investments.....................................................................................  161,051,201
                                                                                                         ------------
Cash....................................................................................................          689
Foreign cash*...........................................................................................           --
Receivable for:
  Fund shares sold......................................................................................       33,775
  Dividends and interest................................................................................      270,017
  Investments sold......................................................................................    9,880,259
Prepaid expenses and other assets.......................................................................       18,213
Due from investment adviser for expense reimbursements/fee waivers......................................       20,525
                                                                                                         ------------
Total assets............................................................................................  171,274,679
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      234,758
  Investments purchased.................................................................................           --
  Investment advisory and management fees...............................................................      144,478
  Distribution and service maintenance fees.............................................................       67,164
  Transfer agent fees and expenses......................................................................       57,397
  Trustees' fees and expenses...........................................................................       33,982
  Other accrued expenses................................................................................       94,380
Due to custodian........................................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................      632,159
                                                                                                         ------------
Net Assets.............................................................................................. $170,642,520
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $    122,429
Paid-in capital.........................................................................................  182,468,694
                                                                                                         ------------
                                                                                                          182,591,123
Accumulated undistributed net investment income (loss)..................................................      567,247
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions................................................  (12,752,583)
Unrealized appreciation (depreciation) on investments...................................................      236,733
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $170,642,520
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $147,504,468
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $         --
                                                                                                         ============

                                                                                                          Disciplined
                                                                                                            Growth
                                                                                                             Fund
                                                                                                         ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................ $ 54,017,714
Short-term investment securities, at market value (unaffiliated)*.......................................           --
Repurchase agreements (cost approximates market value)..................................................   10,105,000
                                                                                                         ------------
  Total investments.....................................................................................   64,122,714
                                                                                                         ------------
Cash....................................................................................................      792,050
Foreign cash*...........................................................................................       61,031
Receivable for:
  Fund shares sold......................................................................................      113,070
  Dividends and interest................................................................................       46,654
  Investments sold......................................................................................    4,484,201
Prepaid expenses and other assets.......................................................................       45,396
Due from investment adviser for expense reimbursements/fee waivers......................................       15,387
                                                                                                         ------------
Total assets............................................................................................   69,680,503
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      123,046
  Investments purchased.................................................................................    7,604,300
  Investment advisory and management fees...............................................................       45,729
  Distribution and service maintenance fees.............................................................       37,543
  Transfer agent fees and expenses......................................................................       16,097
  Trustees' fees and expenses...........................................................................       10,981
  Other accrued expenses................................................................................       53,957
Due to custodian........................................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................    7,891,653
                                                                                                         ------------
Net Assets.............................................................................................. $ 61,788,850
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $     43,659
Paid-in capital.........................................................................................   84,524,372
                                                                                                         ------------
                                                                                                           84,568,031
Accumulated undistributed net investment income (loss)..................................................     (197,835)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions................................................  (22,594,030)
Unrealized appreciation (depreciation) on investments...................................................        4,772
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................        7,912
                                                                                                         ------------
  Net Assets............................................................................................ $ 61,788,850
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $ 54,012,942
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $     53,266
                                                                                                         ============

                                                                                                         International
                                                                                                           Small-Cap
                                                                                                             Fund
                                                                                                         -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........................................  $29,637,895
Short-term investment securities, at market value (unaffiliated)*.......................................      136,000
Repurchase agreements (cost approximates market value)..................................................           --
                                                                                                          -----------
  Total investments.....................................................................................   29,773,895
                                                                                                          -----------
Cash....................................................................................................          180
Foreign cash*...........................................................................................      357,962
Receivable for:
  Fund shares sold......................................................................................       28,797
  Dividends and interest................................................................................       77,984
  Investments sold......................................................................................      472,095
Prepaid expenses and other assets.......................................................................          109
Due from investment adviser for expense reimbursements/fee waivers......................................       16,614
                                                                                                          -----------
Total assets............................................................................................   30,727,636
                                                                                                          -----------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................       48,408
  Investments purchased.................................................................................      520,876
  Investment advisory and management fees...............................................................       28,546
  Distribution and service maintenance fees.............................................................       11,316
  Transfer agent fees and expenses......................................................................        8,221
  Trustees' fees and expenses...........................................................................          722
  Other accrued expenses................................................................................       45,801
Due to custodian........................................................................................           --
                                                                                                          -----------
Total liabilities.......................................................................................      663,890
                                                                                                          -----------
Net Assets..............................................................................................  $30,063,746
                                                                                                          ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value...........................................................  $    25,575
Paid-in capital.........................................................................................   31,620,112
                                                                                                          -----------
                                                                                                           31,645,687
Accumulated undistributed net investment income (loss)..................................................     (137,348)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions................................................   (2,234,328)
Unrealized appreciation (depreciation) on investments...................................................      777,439
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................       12,296
                                                                                                          -----------
  Net Assets............................................................................................  $30,063,746
                                                                                                          ===========
*Cost
  Long-term investment securities (unaffiliated)........................................................  $28,860,456
                                                                                                          ===========
  Short-term investment securities (unaffiliated).......................................................  $   136,000
                                                                                                          ===========
  Foreign cash..........................................................................................  $   346,036
                                                                                                          ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2008 -- (unaudited) (continued)

                                                             International             Disciplined International
                                                                Equity        Value      Growth      Small-Cap
                                                                 Fund         Fund        Fund         Fund
                                                             ------------- ----------- ----------- -------------
Class A (unlimited shares authorized):
Net assets..................................................  $64,360,479  $95,948,054 $28,817,088  $25,184,243
Shares of beneficial interest issued and outstanding........    3,961,820    6,818,183   1,983,153    2,138,213
Net asset value and redemption price per share..............  $     16.25  $     14.07 $     14.53  $     11.78
Maximum sales charge (5.75% of offering price)..............         0.99         0.86        0.89         0.72
                                                              -----------  ----------- -----------  -----------
Maximum offering price to public............................        17.24        14.93       15.42        12.50
                                                              ===========  =========== ===========  ===========
Class B (unlimited shares authorized):
Net assets..................................................  $15,899,072  $27,592,006 $ 4,742,108  $ 1,088,495
Shares of beneficial interest issued and outstanding........    1,062,005    2,091,944     342,934       93,531
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     14.97  $     13.19 $     13.83  $     11.64
                                                              ===========  =========== ===========  ===========
Class C (unlimited shares authorized):
Net assets..................................................  $21,988,891  $17,851,221 $28,229,654  $ 3,791,008
Shares of beneficial interest issued and outstanding........    1,470,160    1,353,450   2,039,838      325,775
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     14.96  $     13.19 $     13.84  $     11.64
                                                              ===========  =========== ===========  ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 6,148,111  $    28,599 $        --  $        --
Shares of beneficial interest issued and outstanding........      375,267        2,035          --           --
Net asset value, offering and redemption price per share....  $     16.38  $     14.05 $        --  $        --
                                                              ===========  =========== ===========  ===========
Class Z (unlimited shares authorized):
Net assets..................................................  $        --  $29,222,640 $        --  $        --
Shares of beneficial interest issued and outstanding........           --    1,977,271          --           --
Net asset value, offering and redemption price per share....  $        --  $     14.78 $        --  $        --
                                                              ===========  =========== ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2008 -- (unaudited)


                                                                                                      Blue Chip      Growth
                                                                                                       Growth     Opportunities
                                                                                                        Fund          Fund
                                                                                                     -----------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $   288,510  $    104,495
  Interest (unaffiliated)...........................................................................      35,849       156,811
                                                                                                     -----------  ------------
   Total investment income*.........................................................................     324,359       261,306
                                                                                                     -----------  ------------
EXPENSES:
  Investment advisory and management fees...........................................................     248,994       193,118
  Distribution and service maintenance fees
   Class A..........................................................................................      85,667        58,360
   Class B..........................................................................................      63,244        58,296
   Class C..........................................................................................      20,713        31,821
  Service fees Class I..............................................................................         818           157
  Transfer agent fees and expenses
   Class A..........................................................................................      70,320        51,788
   Class B..........................................................................................      22,872        20,877
   Class C..........................................................................................       6,288        10,256
   Class I..........................................................................................         879           292
  Registration fees
   Class A..........................................................................................       7,694         6,307
   Class B..........................................................................................       4,707         5,240
   Class C..........................................................................................       5,172         5,149
   Class I..........................................................................................       4,977         4,746
   Class Z..........................................................................................          --            --
  Custodian and accounting fees.....................................................................      19,348        27,320
  Reports to shareholders...........................................................................      19,337        21,559
  Audit and tax fees................................................................................      16,548        16,558
  Legal fees........................................................................................       4,958         3,521
  Trustees' fees and expenses.......................................................................       2,679         2,355
  Interest expense..................................................................................          --            --
  Other expenses....................................................................................       5,407         3,845
                                                                                                     -----------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly........................................................................     610,622       521,565
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................      (5,448)       (5,015)
   Custody credits earned on cash balances..........................................................         (25)         (206)
   Fees paid indirectly (Note 5)....................................................................      (4,299)      (50,299)
                                                                                                     -----------  ------------
   Net expenses.....................................................................................     600,850       466,045
                                                                                                     -----------  ------------
Net investment income (loss)........................................................................    (276,491)     (204,739)
                                                                                                     -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................     197,883   (13,074,061)
Net realized foreign exchange gain (loss) on other assets and liabilities...........................          --            --
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)          19            --
                                                                                                     -----------  ------------
Net realized gain (loss) on investments and foreign currencies......................................     197,902   (13,074,061)
                                                                                                     -----------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................  (8,111,715)     (105,811)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................          --            --
Change in unrealized appreciation (depreciation) on securities sold short...........................          --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation).......................          --            --
                                                                                                     -----------  ------------
Net unrealized gain (loss) on investments and foreign currencies....................................  (8,111,715)     (105,811)
                                                                                                     -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  (7,913,813)  (13,179,872)
                                                                                                     -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $(8,190,304) $(13,384,611)
                                                                                                     ===========  ============
--------
* Net of foreign withholding taxes on interest and dividends of..................................... $       525  $         --
                                                                                                     ===========  ============
** Net of foreign withholding taxes on capital gains of............................................. $        --  $         --
                                                                                                     ===========  ============

                                                                                                          New       Growth and
                                                                                                        Century       Income
                                                                                                         Fund          Fund
                                                                                                     ------------  ------------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $    206,134  $  1,228,546
  Interest (unaffiliated)...........................................................................      205,968        63,816
                                                                                                     ------------  ------------
   Total investment income*.........................................................................      412,102     1,292,362
                                                                                                     ------------  ------------
EXPENSES:
  Investment advisory and management fees...........................................................      330,910       370,664
  Distribution and service maintenance fees
   Class A..........................................................................................      131,306       107,019
   Class B..........................................................................................       42,027        81,960
   Class C..........................................................................................       24,028       104,957
  Service fees Class I..............................................................................           --           384
  Transfer agent fees and expenses
   Class A..........................................................................................      107,383        85,225
   Class B..........................................................................................       14,533        25,975
   Class C..........................................................................................        8,207        29,467
   Class I..........................................................................................           --           583
  Registration fees
   Class A..........................................................................................        7,806         6,968
   Class B..........................................................................................        5,041         4,756
   Class C..........................................................................................        4,663         5,313
   Class I..........................................................................................           --         4,832
   Class Z..........................................................................................           --            --
  Custodian and accounting fees.....................................................................       24,273        22,230
  Reports to shareholders...........................................................................       24,101        24,255
  Audit and tax fees................................................................................       17,913        17,008
  Legal fees........................................................................................        7,516         6,952
  Trustees' fees and expenses.......................................................................        4,132         4,052
  Interest expense..................................................................................           --           130
  Other expenses....................................................................................        8,386         6,985
                                                                                                     ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits
    and fees paid indirectly........................................................................      762,225       909,715
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................       (8,167)       (5,179)
   Custody credits earned on cash balances..........................................................         (284)           (7)
   Fees paid indirectly (Note 5)....................................................................      (34,277)      (21,514)
                                                                                                     ------------  ------------
   Net expenses.....................................................................................      719,497       883,015
                                                                                                     ------------  ------------
Net investment income (loss)........................................................................     (307,395)      409,347
                                                                                                     ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................  (20,014,411)     (522,659)
Net realized foreign exchange gain (loss) on other assets and liabilities...........................           --            --
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)           --            --
                                                                                                     ------------  ------------
Net realized gain (loss) on investments and foreign currencies......................................  (20,014,411)     (522,659)
                                                                                                     ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................   (1,301,648)  (12,714,539)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................           --            --
Change in unrealized appreciation (depreciation) on securities sold short...........................           --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation).......................           --            --
                                                                                                     ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies....................................   (1,301,648)  (12,714,539)
                                                                                                     ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  (21,316,059)  (13,237,198)
                                                                                                     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $(21,623,454) $(12,827,851)
                                                                                                     ============  ============
--------
* Net of foreign withholding taxes on interest and dividends of..................................... $         --  $         --
                                                                                                     ============  ============
** Net of foreign withholding taxes on capital gains of............................................. $         --  $         --
                                                                                                     ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2008 -- (unaudited) (continued)


                                                                                                       Balanced    International
                                                                                                        Assets        Equity
                                                                                                         Fund          Fund
                                                                                                     ------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $    825,445  $  1,121,918
  Interest (unaffiliated)...........................................................................    1,487,355        16,349
                                                                                                     ------------  ------------
   Total investment income*.........................................................................    2,312,800     1,138,267
                                                                                                     ------------  ------------
EXPENSES:
  Investment advisory and management fees...........................................................      530,586       611,124
  Distribution and service maintenance fees
   Class A..........................................................................................      201,758       124,151
   Class B..........................................................................................       64,693        92,381
   Class C..........................................................................................       63,180       125,220
  Service fees Class I..............................................................................          781         9,704
  Transfer agent fees and expenses
   Class A..........................................................................................      177,134        93,417
   Class B..........................................................................................       21,654        27,019
   Class C..........................................................................................       17,146        32,473
   Class I..........................................................................................          760         8,754
  Registration fees
   Class A..........................................................................................        8,301         8,234
   Class B..........................................................................................        4,300         5,206
   Class C..........................................................................................        5,285         4,133
   Class I..........................................................................................        4,771         5,274
   Class Z..........................................................................................           --            --
  Custodian and accounting fees.....................................................................       56,726        68,818
  Reports to shareholders...........................................................................       35,796        22,602
  Audit and tax fees................................................................................       18,724        20,180
  Legal fees........................................................................................        7,505         6,998
  Trustees' fees and expenses.......................................................................        5,908         5,221
  Interest expense..................................................................................          427           719
  Other expenses....................................................................................        6,743         7,974
                                                                                                     ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly........................................................    1,232,178     1,279,602
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................      (19,229)        2,977
   Custody credits earned on cash balances..........................................................         (576)         (812)
   Fees paid indirectly (Note 5)....................................................................      (10,996)       (1,910)
                                                                                                     ------------  ------------
   Net expenses.....................................................................................    1,201,377     1,279,857
                                                                                                     ------------  ------------
Net investment income (loss)........................................................................    1,111,423      (141,590)
                                                                                                     ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................   (2,339,147)    5,787,454
Net realized foreign exchange gain (loss) on other assets and liabilities...........................           --       119,382
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)           12            --
                                                                                                     ------------  ------------
Net realized gain (loss) on investments and foreign currencies......................................   (2,339,135)    5,906,836
                                                                                                     ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................  (12,259,785)  (19,352,099)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................           --        17,454
Change in unrealized appreciation (depreciation) on securities sold short...........................       (6,456)           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).......................           --         7,115
                                                                                                     ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies....................................  (12,266,241)  (19,327,530)
                                                                                                     ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  (14,605,376)  (13,420,694)
                                                                                                     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $(13,493,953) $(13,562,284)
                                                                                                     ============  ============
--------
*Net of foreign withholding taxes on interest and dividends of...................................... $          9  $     51,355
                                                                                                     ============  ============
**Net of foreign withholding taxes on capital gains of.............................................. $         --  $      7,121
                                                                                                     ============  ============

                                                                                                         Value
                                                                                                         Fund
                                                                                                     ------------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $  2,619,866
  Interest (unaffiliated)...........................................................................      150,128
                                                                                                     ------------
   Total investment income*.........................................................................    2,769,994
                                                                                                     ------------
EXPENSES:
  Investment advisory and management fees...........................................................      980,721
  Distribution and service maintenance fees
   Class A..........................................................................................      192,973
   Class B..........................................................................................      164,704
   Class C..........................................................................................      107,470
  Service fees Class I..............................................................................           40
  Transfer agent fees and expenses
   Class A..........................................................................................      141,103
   Class B..........................................................................................       46,550
   Class C..........................................................................................       27,658
   Class I..........................................................................................           35
  Registration fees
   Class A..........................................................................................        7,188
   Class B..........................................................................................        5,181
   Class C..........................................................................................        5,318
   Class I..........................................................................................        4,134
   Class Z..........................................................................................        3,990
  Custodian and accounting fees.....................................................................       35,312
  Reports to shareholders...........................................................................       28,652
  Audit and tax fees................................................................................       16,975
  Legal fees........................................................................................        8,333
  Trustees' fees and expenses.......................................................................        9,070
  Interest expense..................................................................................           --
  Other expenses....................................................................................        8,232
                                                                                                     ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly........................................................    1,793,639
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................     (107,667)
   Custody credits earned on cash balances..........................................................           (9)
   Fees paid indirectly (Note 5)....................................................................      (34,650)
                                                                                                     ------------
   Net expenses.....................................................................................    1,651,313
                                                                                                     ------------
Net investment income (loss)........................................................................    1,118,681
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................   (9,060,773)
Net realized foreign exchange gain (loss) on other assets and liabilities...........................           --
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)           --
                                                                                                     ------------
Net realized gain (loss) on investments and foreign currencies......................................   (9,060,773)
                                                                                                     ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................  (21,198,766)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................           --
Change in unrealized appreciation (depreciation) on securities sold short...........................           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).......................           --
                                                                                                     ------------
Net unrealized gain (loss) on investments and foreign currencies....................................  (21,198,766)
                                                                                                     ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  (30,259,539)
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $(29,140,858)
                                                                                                     ============
--------
*Net of foreign withholding taxes on interest and dividends of...................................... $         --
                                                                                                     ============
**Net of foreign withholding taxes on capital gains of.............................................. $         --
                                                                                                     ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2008 -- (unaudited) (continued)

                                                                                                      Disciplined  International
                                                                                                        Growth       Small-Cap
                                                                                                         Fund          Fund
                                                                                                     ------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated).......................................................................... $    336,752   $   189,509
  Interest (unaffiliated)...........................................................................       57,129         5,487
                                                                                                     ------------   -----------
   Total investment income*.........................................................................      393,881       194,996
                                                                                                     ------------   -----------
EXPENSES:
  Investment advisory and management fees...........................................................      283,807       189,665
  Distribution and service maintenance fees
   Class A..........................................................................................       52,741        47,637
   Class B..........................................................................................       26,636         5,592
   Class C..........................................................................................      156,564        23,230
  Service fees Class I..............................................................................           --            --
  Transfer agent fees and expenses
   Class A..........................................................................................       36,953        31,099
   Class B..........................................................................................        7,515         2,056
   Class C..........................................................................................       37,150         6,289
   Class I..........................................................................................           --            --
  Registration fees
   Class A..........................................................................................        7,410         5,526
   Class B..........................................................................................        5,069         5,041
   Class C..........................................................................................        6,696         5,074
   Class I..........................................................................................           --            --
   Class Z..........................................................................................           --            --
  Custodian and accounting fees.....................................................................       17,878        57,245
  Reports to shareholders...........................................................................          994         2,135
  Audit and tax fees................................................................................       16,030        19,970
  Legal fees........................................................................................       14,555         5,317
  Trustees' fees and expenses.......................................................................        2,585         1,162
  Interest expense..................................................................................          943         1,155
  Other expenses....................................................................................        9,718         9,519
                                                                                                     ------------   -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly........................................................      683,244       417,712
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)................      (79,362)      (85,587)
   Custody credits earned on cash balances..........................................................         (661)          (31)
   Fees paid indirectly (Note 5)....................................................................      (20,575)           --
                                                                                                     ------------   -----------
   Net expenses.....................................................................................      582,646       332,094
                                                                                                     ------------   -----------
Net investment income (loss)........................................................................     (188,765)     (137,098)
                                                                                                     ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**............................................   (3,791,738)   (1,797,045)
Net realized foreign exchange gain (loss) on other assets and liabilities...........................           --        29,680
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)           --            --
                                                                                                     ------------   -----------
Net realized gain (loss) on investments and foreign currencies......................................   (3,791,738)   (1,767,365)
                                                                                                     ------------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)......................   (8,688,322)   (3,706,775)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...................        5,231         4,442
Change in unrealized appreciation (depreciation) on securities sold short...........................           --            --
Change in accrued capital gain tax on unrealized appreciation (depreciation)........................           --            --
                                                                                                     ------------   -----------
Net unrealized gain (loss) on investments and foreign currencies....................................   (8,683,091)   (3,702,333)
                                                                                                     ------------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.......................  (12,474,829)   (5,469,698)
                                                                                                     ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $(12,663,594)  $(5,606,796)
                                                                                                     ============   ===========
--------
*Net of foreign withholding taxes on interest and dividends of...................................... $      1,847   $    15,856
                                                                                                     ============   ===========
**Net of foreign withholding taxes on capital gains of.............................................. $         --   $        --
                                                                                                     ============   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS



                                                                                            Blue Chip Growth Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (276,491) $   (428,681)
  Net realized gain (loss) on investments and foreign currencies........................      197,902     4,257,622
  Net unrealized gain (loss) on investments and foreign currencies......................   (8,111,715)    8,515,725
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   (8,190,304)   12,344,666
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   (2,875,920)  (13,625,270)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (11,066,224)   (1,280,604)

NET ASSETS:
Beginning of period.....................................................................   70,907,407    72,188,011
                                                                                         ------------  ------------
End of period+.......................................................................... $ 59,841,183  $ 70,907,407
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (304,829) $    (28,338)
                                                                                         ============  ============

                                                                                          Growth Opportunities Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (204,739) $   (729,282)
  Net realized gain (loss) on investments and foreign currencies........................  (13,074,061)   11,409,851
  Net unrealized gain (loss) on investments and foreign currencies......................     (105,811)   (1,842,299)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (13,384,611)    8,838,270
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   (8,030,379)  (14,171,956)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (21,414,990)   (5,333,686)

NET ASSETS:
Beginning of period.....................................................................   63,250,795    68,584,481
                                                                                         ------------  ------------
End of period+.......................................................................... $ 41,835,805  $ 63,250,795
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (229,605) $    (24,866)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                              New Century Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (307,395) $   (294,293)
  Net realized gain (loss) on investments and foreign currencies........................  (20,014,411)   18,717,708
  Net unrealized gain (loss) on investments and foreign currencies......................   (1,301,648)   (1,684,002)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (21,623,454)   16,739,413
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (10,030,054)    3,329,307
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (31,653,508)   20,068,720

NET ASSETS:
Beginning of period.....................................................................  105,034,183    84,965,463
                                                                                         ------------  ------------
End of period+.......................................................................... $ 73,380,675  $105,034,183
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (356,931) $    (49,536)
                                                                                         ============  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    409,347  $    242,350
  Net realized gain (loss) on investments and foreign currencies........................     (522,659)   15,197,922
  Net unrealized gain (loss) on investments and foreign currencies......................  (12,714,539)    3,277,428
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (12,827,851)   18,717,700
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (240,971)           --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................       (1,451)           --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................     (242,422)           --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   (9,116,370)  (24,101,118)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (22,186,643)   (5,383,418)

NET ASSETS:
Beginning of period.....................................................................  110,698,272   116,081,690
                                                                                         ------------  ------------
End of period+.......................................................................... $ 88,511,629  $110,698,272
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    371,124  $    204,199
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            Balanced Assets Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,111,423  $  2,415,467
  Net realized gain (loss) on investments and foreign currencies........................   (2,339,135)   10,008,735
  Net unrealized gain (loss) on investments and foreign currencies......................  (12,266,241)    6,132,057
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (13,493,953)   18,556,259
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (994,543)   (1,990,178)
  Net investment income (Class B).......................................................      (65,973)     (133,492)
  Net investment income (Class C).......................................................      (64,473)     (113,780)
  Net investment income (Class I).......................................................       (6,049)      (13,500)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (1,131,038)   (2,250,950)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   (9,208,436)  (26,486,903)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (23,833,427)  (10,181,594)

NET ASSETS:
Beginning of period.....................................................................  153,513,055   163,694,649
                                                                                         ------------  ------------
End of period+.......................................................................... $129,679,628  $153,513,055
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    217,320  $    236,935
                                                                                         ============  ============

                                                                                          International Equity Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (141,590) $   (141,323)
  Net realized gain (loss) on investments and foreign currencies........................    5,906,836    13,471,646
  Net unrealized gain (loss) on investments and foreign currencies......................  (19,327,530)   13,664,189
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (13,562,284)   26,994,512
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................   (6,405,167)           --
  Net realized gain on securities (Class B).............................................   (1,777,695)           --
  Net realized gain on securities (Class C).............................................   (2,438,019)           --
  Net realized gain on securities (Class I).............................................     (706,303)           --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (11,327,184)           --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)    2,689,932   (10,955,655)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (22,199,536)   16,038,857

NET ASSETS:
Beginning of period.....................................................................  130,596,089   114,557,232
                                                                                         ------------  ------------
End of period+.......................................................................... $108,396,553  $130,596,089
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (266,861) $   (125,271)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                 Value Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,118,681  $  1,902,699
  Net realized gain (loss) on investments and foreign currencies........................   (9,060,773)   30,254,544
  Net unrealized gain (loss) on investments and foreign currencies......................  (21,198,766)    1,556,544
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (29,140,858)   33,713,787
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,348,358)   (1,037,323)
  Net investment income (Class B).......................................................     (210,886)     (138,581)
  Net investment income (Class C).......................................................     (136,301)     (102,287)
  Net investment income (Class I).......................................................         (425)         (285)
  Net investment income (Class Z).......................................................     (468,653)     (294,735)
  Net realized gain on securities (Class A).............................................  (17,163,009)  (13,182,325)
  Net realized gain on securities (Class B).............................................   (5,445,543)   (5,278,693)
  Net realized gain on securities (Class C).............................................   (3,519,589)   (3,896,204)
  Net realized gain on securities (Class I).............................................       (4,981)       (3,186)
  Net realized gain on securities (Class Z).............................................   (4,579,895)   (2,693,654)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (32,877,640)  (26,627,273)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)    5,768,999    (5,899,264)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (56,249,499)    1,187,250

NET ASSETS:
Beginning of period.....................................................................  226,892,019   225,704,769
                                                                                         ------------  ------------
End of period+.......................................................................... $170,642,520  $226,892,019
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    567,247  $  1,613,189
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                           Disciplined Growth Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2008      September 30,
                                                                                          (unaudited)      2007
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (188,765) $   (359,066)
  Net realized gain (loss) on investments and foreign currencies........................   (3,791,738)   10,478,279
  Net unrealized gain (loss) on investments and foreign currencies......................   (8,683,091)    5,722,460
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................  (12,663,594)   15,841,673
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   14,075,500   (14,243,867)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................    1,411,906     1,597,806

NET ASSETS:
Beginning of period.....................................................................   60,376,944    58,779,138
                                                                                         ------------  ------------
End of period+.......................................................................... $ 61,788,850  $ 60,376,944
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (197,835) $     (9,070)
                                                                                         ============  ============

                                                                                         International Small-Cap Fund
                                                                                         ---------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended      For the year
                                                                                          March 31,        ended
                                                                                            2008       September 30,
                                                                                         (unaudited)       2007
                                                                                         -----------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (137,098)   $  (126,780)
  Net realized gain (loss) on investments and foreign currencies........................  (1,767,365)     1,240,543
  Net unrealized gain (loss) on investments and foreign currencies......................  (3,702,333)     5,861,549
                                                                                         -----------    -----------
Net increase (decrease) in net assets resulting from operations.........................  (5,606,796)     6,975,312
                                                                                         -----------    -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................          --             --
  Net investment income (Class B).......................................................          --             --
  Net investment income (Class C).......................................................          --             --
  Net investment income (Class I).......................................................          --             --
  Net investment income (Class Z).......................................................          --             --
  Net realized gain on securities (Class A).............................................    (305,914)            --
  Net realized gain on securities (Class B).............................................     (12,418)            --
  Net realized gain on securities (Class C).............................................     (55,061)            --
  Net realized gain on securities (Class I).............................................          --             --
  Net realized gain on securities (Class Z).............................................          --             --
                                                                                         -----------    -----------
Total distributions to shareholders.....................................................    (373,393)            --
                                                                                         -----------    -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (1,339,039)     4,903,738
                                                                                         -----------    -----------
Total increase (decrease) in net assets.................................................  (7,319,228)    11,879,050

NET ASSETS:
Beginning of period.....................................................................  37,382,974     25,503,924
                                                                                         -----------    -----------
End of period+.......................................................................... $30,063,746    $37,382,974
                                                                                         ===========    ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (137,348)   $      (250)
                                                                                         ===========    ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                    BLUE CHIP GROWTH FUND
                                                                    ---------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total     period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ------- ----------
                                                                           Class A
-
09/30/03      $11.15     $(0.06)    $ 2.03      $ 1.97      $--       $--     $--   $13.12   17.67%    $64,672    1.54%
09/30/04       13.12      (0.08)      1.05        0.97       --        --      --    14.09    7.39      62,316    1.60
09/30/05       14.09      (0.01)      1.13        1.12       --        --      --    15.21    7.95      56,755    1.59
09/30/06       15.21      (0.07)      0.55        0.48       --        --      --    15.69    3.16      49,539    1.55(3)(4)
09/30/07       15.69      (0.07)      3.12        3.05       --        --      --    18.74   19.44      51,961    1.60(3)(4)
03/31/08(6)    18.74      (0.06)     (2.11)      (2.17)      --        --      --    16.57  (11.58)(7)  44,680    1.62(4)(5)
                                                                           Class B
-
09/30/03      $10.20     $(0.14)    $ 1.84      $ 1.70      $--       $--     $--   $11.90   16.67%    $30,263    2.32%
09/30/04       11.90      (0.16)      0.96        0.80       --        --      --    12.70    6.72      27,946    2.26
09/30/05       12.70      (0.11)      1.02        0.91       --        --      --    13.61    7.17      22,558    2.32
09/30/06       13.61      (0.17)      0.50        0.33       --        --      --    13.94    2.42      17,479    2.29(3)(4)
09/30/07       13.94      (0.17)      2.75        2.58       --        --      --    16.52   18.51      14,314    2.36(3)(4)
03/31/08(6)    16.52      (0.11)     (1.86)      (1.97)      --        --      --    14.55  (11.92)(7)  10,668    2.39(4)(5)
                                                                          Class C+
-
09/30/03      $10.18     $(0.16)    $ 1.85      $ 1.69      $--       $--     $--   $11.87   16.60%    $ 7,286    2.44%
09/30/04       11.87      (0.18)      0.96        0.78       --        --      --    12.65    6.57       6,458    2.37
09/30/05       12.65      (0.13)      1.01        0.88       --        --      --    13.53    6.96       5,278    2.49
09/30/06       13.53      (0.17)      0.50        0.33       --        --      --    13.86    2.44       4,528    2.30(3)(4)
09/30/07       13.86      (0.20)      2.73        2.53       --        --      --    16.39   18.25       3,959    2.55(3)(4)
03/31/08(6)    16.39      (0.12)     (1.84)      (1.96)      --        --      --    14.43  (11.96)(7)   3,910    2.51(4)(5)
                                                                           Class I
-
09/30/03      $11.16     $(0.04)    $ 2.04      $ 2.00      $--       $--     $--   $13.16   17.92%    $19,778    1.33%(3)
09/30/04       13.16      (0.04)      1.05        1.01       --        --      --    14.17    7.67       2,164    1.33(3)
09/30/05       14.17       0.03       1.14        1.17       --        --      --    15.34    8.26       1,454    1.33(3)
09/30/06       15.34      (0.04)      0.57        0.53       --        --      --    15.87    3.45         642    1.28(3)(4)
09/30/07       15.87      (0.02)      3.16        3.14       --        --      --    19.01   19.79         673    1.32(3)(4)
03/31/08(6)    19.01      (0.03)     (2.15)      (2.18)      --        --      --    16.83  (11.47)(7)     584    1.33(3)(4)(5)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (0.50)%            114%
    (0.59)             145
    (0.09)             120
    (0.45)(3)(4)       154
    (0.40)(3)(4)        72
    (0.65)(4)(5)        34


    (1.28)%            114%
    (1.25)             145
    (0.80)             120
    (1.20)(3)(4)       154
    (1.14)(3)(4)        72
    (1.42)(4)(5)        34


    (1.40)%            114%
    (1.37)             145
    (0.98)             120
    (1.21)(3)(4)       154
    (1.35)(3)(4)        72
    (1.53)(4)(5)        34


    (0.29)%(3)         114%
    (0.26)(3)          145
     0.22(3)           120
    (0.22)(3)(4)       154
    (0.11)(3)(4)        72
    (0.36)(3)(4)(5)     34

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07 03/31/08(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Blue Chip Growth Class A................    -- %     -- %     -- %    0.05%    0.01%        -- %
Blue Chip Growth Class B................     --       --       --     0.05     0.02          --
Blue Chip Growth Class C+...............     --       --       --     0.05     0.02          --
Blue Chip Growth Class I................   0.33     0.13     0.49     1.15     1.92        1.67

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/06 09/30/07 03/31/08(5)(6)
                                            -------- -------- --------------
   Blue Chip Growth Class A................   0.01%    0.01%       0.01%
   Blue Chip Growth Class B................   0.01     0.01        0.01
   Blue Chip Growth Class C+...............   0.01     0.01        0.01
   Blue Chip Growth Class I................   0.01     0.01        0.01

(5)Annualized
(6)Unaudited
(7)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions. (See Note 4)
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                  GROWTH OPPORTUNITIES FUND
                                                                  -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total     period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ------- ----------
                                                                           Class A
-
09/30/03      $ 9.99     $(0.13)    $ 3.88      $ 3.75      $--       $--     $--   $13.74   37.54%    $62,600    1.63%
09/30/04       13.74      (0.16)      0.07       (0.09)      --        --      --    13.65   (0.66)(3)  49,918    1.58
09/30/05       13.65      (0.17)      2.79        2.62       --        --      --    16.27   19.19      44,641    1.65
09/30/06       16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73      37,382    1.59(4)(5)
09/30/07       17.04      (0.14)      2.41        2.27       --        --      --    19.31   13.32      39,646    1.62(4)(5)
03/31/08(7)    19.31      (0.05)     (4.36)      (4.41)      --        --      --    14.90  (22.84)     27,504    1.74(5)(6)
                                                                           Class B
-
09/30/03      $ 9.11     $(0.20)    $ 3.53      $ 3.33      $--       $--     $--   $12.44   36.55%    $38,870    2.36%
09/30/04       12.44      (0.24)      0.07       (0.17)      --        --      --    12.27   (1.37)(3)  31,429    2.27
09/30/05       12.27      (0.25)      2.50        2.25       --        --      --    14.52   18.34      27,673    2.32
09/30/06       14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99      21,500    2.30(4)(5)
09/30/07       15.10      (0.25)      2.15        1.90       --        --      --    17.00   12.58      15,229    2.31(4)(5)
03/31/08(7)    17.00      (0.10)     (3.84)      (3.94)      --        --      --    13.06  (23.18)      9,098    2.49(5)(6)
                                                                          Class C+
-
09/30/03      $ 9.10     $(0.20)    $ 3.53      $ 3.33      $--       $--     $--   $12.43   36.59%    $19,808    2.33%
09/30/04       12.43      (0.24)      0.06       (0.18)      --        --      --    12.25   (1.45)(3)  14,599    2.29
09/30/05       12.25      (0.26)      2.51        2.25       --        --      --    14.50   18.37      12,089    2.39
09/30/06       14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00       9,281    2.28(4)(5)
09/30/07       15.08      (0.26)      2.14        1.88       --        --      --    16.96   12.47       8,230    2.38(4)(5)
03/31/08(7)    16.96      (0.10)     (3.83)      (3.93)      --        --      --    13.03  (23.17)      5,126    2.52(5)(6)
                                                                           Class I
-
09/30/03      $10.00     $(0.10)    $ 3.90      $ 3.80      $--       $--     $--   $13.80   38.00%    $ 4,404    1.33%(4)
09/30/04       13.80      (0.13)      0.08       (0.05)      --        --      --    13.75   (0.36)(3)   3,493    1.33(4)
09/30/05       13.75      (0.13)      2.82        2.69       --        --      --    16.44   19.56       1,759    1.33(4)
09/30/06       16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99         422    1.28(4)(5)
09/30/07       17.26      (0.06)      2.42        2.36       --        --      --    19.62   13.67         145    1.32(4)(5)
03/31/08(7)    19.62      (0.01)     (4.43)      (4.44)      --        --      --    15.18  (22.63)        108    1.33(4)(5)(6)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (1.11)%            204%
    (1.09)             170
    (1.15)              86
    (0.76)(4)(5)       278
    (0.79)(4)(5)       321
    (0.73)(5)(6)       192


    (1.85)%            204%
    (1.78)             170
    (1.82)              86
    (1.46)(4)(5)       278
    (1.48)(4)(5)       321
    (1.47)(5)(6)       192


    (1.82)%            204%
    (1.80)             170
    (1.89)              86
    (1.44)(4)(5)       278
    (1.56)(4)(5)       321
    (1.51)(5)(6)       192


    (0.82)%(4)         204%
    (0.85)(4)          170
    (0.85)(4)           86
    (0.35)(4)(5)       278
    (0.34)(4)(5)       321
    (0.31)(4)(5)(6)    192

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(4)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07 03/31/08(6)(7)
                                         -------- -------- -------- -------- -------- --------------
Growth Opportunities Class A............    -- %     -- %     -- %    0.05%    0.00%        -- %
Growth Opportunities Class B............     --       --       --     0.05     0.01          --
Growth Opportunities Class C+...........     --       --       --     0.05     0.01          --
Growth Opportunities Class I............   0.50     0.18     0.49     1.59     5.77        7.98

(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/06 09/30/07 03/31/08(6)(7)
                                            -------- -------- --------------
   Growth Opportunities Class A............   0.04%    0.05%       0.20%
   Growth Opportunities Class B............   0.04     0.05        0.20
   Growth Opportunities Class C+...........   0.04     0.05        0.20
   Growth Opportunities Class I............   0.03     0.05        0.19

(6)Annualized
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     NEW CENTURY FUND
                                                                     ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                          Class A
-
09/30/03      $11.22     $(0.13)    $ 2.35      $ 2.22      $--       $--     $--   $13.44   19.79%  $85,685    1.57%
09/30/04       13.44      (0.17)      1.50        1.33       --        --      --    14.77    9.90    80,872    1.57
09/30/05       14.77      (0.15)      3.38        3.23       --        --      --    18.00   21.87    87,314    1.58
09/30/06       18.00      (0.07)      0.67        0.60       --        --      --    18.60    3.33    75,682    1.55(4)
09/30/07       18.60      (0.04)      3.53        3.49       --        --      --    22.09   18.76    88,535    1.55(4)
03/31/08(6)    22.09      (0.06)     (4.73)      (4.79)      --        --      --    17.30  (21.68)   62,753    1.60(4)(5)
                                                                          Class B
-
09/30/03      $10.11     $(0.20)    $ 2.12      $ 1.92      $--       $--     $--   $12.03   18.99%  $16,078    2.28%
09/30/04       12.03      (0.25)      1.35        1.10       --        --      --    13.13    9.14    11,415    2.29
09/30/05       13.13      (0.25)      3.00        2.75       --        --      --    15.88   20.94    10,344    2.32
09/30/06       15.88      (0.19)      0.60        0.41       --        --      --    16.29    2.58     7,528    2.29(4)
09/30/07       16.29      (0.18)      3.09        2.91       --        --      --    19.20   17.86    10,701    2.31(4)
03/31/08(6)    19.20      (0.12)     (4.11)      (4.23)      --        --      --    14.97  (22.03)    6,793    2.41(4)(5)
                                                                         Class C+
-
09/30/03      $10.09     $(0.18)    $ 2.11      $ 1.93      $--       $--     $--   $12.02   19.13%  $ 2,183    2.14%(3)
09/30/04       12.02      (0.22)      1.34        1.12       --        --      --    13.14    9.32     2,180    2.10(3)
09/30/05       13.14      (0.22)      3.02        2.80       --        --      --    15.94   21.31     1,964    2.14(3)
09/30/06       15.94      (0.16)      0.59        0.43       --        --      --    16.37    2.70     1,756    2.14(3)(4)
09/30/07       16.37      (0.16)      3.11        2.95       --        --      --    19.32   18.02     5,798    2.14(3)(4)
03/31/08(6)    19.32      (0.10)     (4.13)      (4.23)      --        --      --    15.09  (21.89)    3,835    2.14(3)(4)(5)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (1.08)%            123%
    (1.20)             110
    (0.89)              80
    (0.39)(4)          235
    (0.20)(4)          315
    (0.67)(4)(5)       188


    (1.77)%            123%
    (1.91)             110
    (1.64)              80
    (1.14)(4)          235
    (1.00)(4)          315
    (1.48)(4)(5)       188


    (1.63)%(3)         123%
    (1.73)(3)          110
    (1.45)(3)           80
    (0.98)(3)(4)       235
    (0.88)(3)(4)       315
    (1.21)(3)(4)(5)    188

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07 03/31/08(5)(6)
                                         -------- -------- -------- -------- -------- --------------
New Century Class C+....................   0.66%    0.48%    0.66%    0.44%    0.35%       0.35%

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/06 09/30/07 03/31/08(5)(6)
                                            -------- -------- --------------
   New Century Class A.....................   0.01%    0.02%       0.08%
   New Century Class B.....................   0.01     0.02        0.08
   New Century Class C.....................   0.01     0.03        0.08

(5)Annualized
(6)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                  GROWTH AND INCOME FUND
                                                                  ----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                         Class A
-
09/30/03      $ 8.87     $ 0.01     $ 1.31      $ 1.32     $   --     $--   $   --  $10.19   14.88%  $70,826    1.50%
09/30/04       10.19       0.00       1.19        1.19         --      --       --   11.38   11.68    69,069    1.50
09/30/05       11.38       0.10       1.03        1.13      (0.11)     --    (0.11)  12.40    9.89    65,666    1.55
09/30/06       12.40       0.04       1.01        1.05      (0.02)     --    (0.02)  13.43    8.47    61,872    1.54(3)(4)
09/30/07       13.43       0.07       2.38        2.45         --      --       --   15.88   18.24    66,963    1.52(3)(4)
03/31/08(6)    15.88       0.08      (1.96)      (1.88)     (0.06)     --    (0.06)  13.94  (11.88)   56,171    1.57(4)(5)
                                                                         Class B
-
09/30/03      $ 8.49     $(0.06)    $ 1.26      $ 1.20     $   --     $--   $   --  $ 9.69   14.13%  $66,378    2.16%
09/30/04        9.69      (0.07)      1.13        1.06         --      --       --   10.75   10.94    54,199    2.17
09/30/05       10.75       0.02       0.97        0.99         --      --       --   11.74    9.21    41,120    2.20
09/30/06       11.74      (0.05)      0.96        0.91         --      --       --   12.65    7.75    27,100    2.22(3)(4)
09/30/07       12.65      (0.03)      2.23        2.20         --      --       --   14.85   17.39    19,562    2.21(3)(4)
03/31/08(6)    14.85       0.03      (1.84)      (1.81)        --      --       --   13.04  (12.19)   13,708    2.29(4)(5)
                                                                         Class C+
-
09/30/03      $ 8.48     $(0.06)    $ 1.25      $ 1.19     $   --     $--   $   --  $ 9.67   14.03%  $49,593    2.16%
09/30/04        9.67      (0.07)      1.13        1.06         --      --       --   10.73   10.96    43,993    2.14
09/30/05       10.73       0.02       0.97        0.99         --      --       --   11.72    9.23    37,448    2.18
09/30/06       11.72      (0.04)      0.95        0.91         --      --       --   12.63    7.76    26,821    2.19(3)(4)
09/30/07       12.63      (0.02)      2.23        2.21         --      --       --   14.84   17.50    23,851    2.19(3)(4)
03/31/08(6)    14.84       0.03      (1.84)      (1.81)        --      --       --   13.03  (12.20)   18,324    2.25(4)(5)
                                                                         Class I
-
09/30/03      $ 8.88     $ 0.02     $ 1.31      $ 1.33     $   --     $--   $   --  $10.21   14.98%  $12,899    1.32%(3)
09/30/04       10.21       0.02       1.18        1.20         --      --       --   11.41   11.75       769    1.32(3)
09/30/05       11.41       0.12       1.04        1.16      (0.14)     --    (0.14)  12.43   10.18       758    1.31(3)
09/30/06       12.43       0.07       1.01        1.08      (0.04)     --    (0.04)  13.47    8.69       288    1.32(3)(4)
09/30/07       13.47       0.11       2.38        2.49         --      --       --   15.96   18.49       323    1.31(3)(4)
03/31/08(6)    15.96       0.10      (1.97)      (1.87)     (0.07)     --    (0.07)  14.02  (11.76)      309    1.32(3)(4)(5)



    Ratio
   of net
 investment
income (loss)
 to average        Portfolio
 net assets        Turnover
-------------      ---------


     0.06%            123%
     0.01             139
     0.78              79
     0.31(3)(4)       152
     0.49(3)(4)       164
     1.05(4)(5)       137


    (0.59)%           123%
    (0.67)            139
     0.16              79
    (0.39)(3)(4)      152
    (0.21)(3)(4)      164
     0.32(4)(5)       137


    (0.60)%           123%
    (0.64)            139
     0.17              79
    (0.36)(3)(4)      152
    (0.18)(3)(4)      164
     0.37(4)(5)       137


     0.23%(3)         123%
     0.19(3)          139
     1.00(3)           79
     0.48(3)(4)       152
     0.70(3)(4)       164
     1.29(3)(4)(5)    137

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07 03/31/08(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Growth and Income Class A...............    -- %     -- %     -- %    0.00%    0.01%        -- %
Growth and Income Class B...............     --       --       --     0.00     0.01          --
Growth and Income Class C+..............     --       --       --     0.00     0.01          --
Growth and Income Class I...............   0.37     0.14     0.96     2.23     3.72        3.37

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/06 09/30/07 03/31/08(5)(6)
                                            -------- -------- --------------
   Growth and Income Class A...............   0.01%    0.02%       0.04%
   Growth and Income Class B...............   0.01     0.02        0.04
   Growth and Income Class C+..............   0.01     0.02        0.04
   Growth and Income Class I...............   0.01     0.02        0.04

(5)Annualized
(6)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    BALANCED ASSETS FUND
                                                                    --------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets     Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of     expenses
             beginning   income       and     investment investment capital distri- end of   Total     period    to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)   net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------- ----------
                                                                          Class A
-
09/30/03      $11.79     $0.10      $ 0.68      $ 0.78     $(0.12)    $--   $(0.12) $12.45    6.65%    $175,324    1.49%
09/30/04       12.45      0.12        0.78        0.90      (0.16)     --    (0.16)  13.19    7.27      160,269    1.50
09/30/05       13.19      0.21        0.56        0.77      (0.24)     --    (0.24)  13.72    5.84      142,573    1.62
09/30/06       13.72      0.22        0.58        0.80      (0.25)     --    (0.25)  14.27    5.90      127,313    1.52(3)(4)
09/30/07       14.27      0.25        1.52        1.77      (0.24)     --    (0.24)  15.80   12.50      124,257    1.55(3)(4)
03/31/08(6)    15.80      0.13       (1.56)      (1.43)     (0.13)     --    (0.13)  14.24   (9.08)(7)  106,273    1.59(3)(4)(5)
                                                                          Class B
-
09/30/03      $11.74     $0.03      $ 0.68      $ 0.71     $(0.04)    $--   $(0.04) $12.41    6.07%    $ 47,496    2.16%
09/30/04       12.41      0.03        0.77        0.80      (0.07)     --    (0.07)  13.14    6.45       38,687    2.18
09/30/05       13.14      0.13        0.55        0.68      (0.15)     --    (0.15)  13.67    5.16       30,002    2.27
09/30/06       13.67      0.13        0.58        0.71      (0.15)     --    (0.15)  14.23    5.23       20,464    2.20(3)(4)
09/30/07       14.23      0.14        1.52        1.66      (0.12)     --    (0.12)  15.77   11.70       14,714    2.28(3)(4)
03/31/08(6)    15.77      0.07       (1.55)      (1.48)     (0.08)     --    (0.08)  14.21   (9.42)(7)   11,430    2.32(3)(4)(5)
                                                                          Class C+
-
09/30/03      $11.76     $0.03      $ 0.67      $ 0.70     $(0.04)    $--   $(0.04) $12.42    5.97%    $ 25,784    2.15%
09/30/04       12.42      0.03        0.78        0.81      (0.07)     --    (0.07)  13.16    6.53       22,781    2.18
09/30/05       13.16      0.13        0.55        0.68      (0.15)     --    (0.15)  13.69    5.15       19,298    2.26
09/30/06       13.69      0.13        0.58        0.71      (0.15)     --    (0.15)  14.25    5.22       15,164    2.18(3)(4)
09/30/07       14.25      0.15        1.52        1.67      (0.12)     --    (0.12)  15.80   11.75       13,891    2.26(3)(4)
03/31/08(6)    15.80      0.08       (1.56)      (1.48)     (0.08)     --    (0.08)  14.24   (9.40)(7)   11,380    2.27(3)(4)(5)
                                                                          Class I
-
09/30/03      $11.79     $0.12      $ 0.69      $ 0.81     $(0.14)    $--   $(0.14) $12.46    6.89%    $  4,574    1.33%(3)
09/30/04       12.46      0.16        0.77        0.93      (0.18)     --    (0.18)  13.21    7.44          679    1.29(3)
09/30/05       13.21      0.25        0.55        0.80      (0.28)     --    (0.28)  13.73    6.10          746    1.32(3)
09/30/06       13.73      0.26        0.59        0.85      (0.29)     --    (0.29)  14.29    6.24          754    1.28(3)(4)
09/30/07       14.29      0.29        1.53        1.82      (0.29)     --    (0.29)  15.82   12.81          652    1.31(3)(4)
03/31/08(6)    15.82      0.15       (1.56)      (1.41)     (0.15)     --    (0.15)  14.26   (8.97)(7)      597    1.31(3)(4)(5)



    Ratio
   of net
 investment
income (loss)
 to average       Portfolio
 net assets       Turnover
-------------     ---------


    0.86%            409%
    0.89             181
    1.56             160
    1.59(3)(4)       154
    1.66(3)(4)       123
    1.68(3)(4)(5)     63


    0.22%            409%
    0.20             181
    0.91             160
    0.91(3)(4)       154
    0.93(3)(4)       123
    0.95(3)(4)(5)     63


    0.22%            409%
    0.21             181
    0.92             160
    0.93(3)(4)       154
    0.95(3)(4)       123
    1.00(3)(4)(5)     63


    1.02%(3)         409%
    1.10(3)          181
    1.84(3)          160
    1.84(3)(4)       154
    1.90(3)(4)       123
    1.96(3)(4)(5)     63

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07 03/31/08(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Balanced Assets Class A.................    -- %     -- %     -- %    0.05%    0.02%       0.02%
Balanced Assets Class B.................     --       --       --     0.05     0.02        0.02
Balanced Assets Class C+................     --       --       --     0.05     0.02        0.02
Balanced Assets Class I.................   0.19     0.24     1.47     1.38     1.71        1.65

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/06 09/30/07 03/31/08(5)(6)
                                            -------- -------- --------------
   Balanced Assets Class A.................   0.00%    0.01%       0.02%
   Balanced Assets Class B.................   0.00     0.01        0.02
   Balanced Assets Class C+................   0.00     0.01        0.02
   Balanced Assets Class I.................   0.00     0.01        0.02

(5)Annualized
(6)Unaudited
(7)The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (See Note 4)
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                              INTERNATIONAL EQUITY FUND
                                                              -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- -------------
                                                                       Class A
-
09/30/03      $ 7.00     $ 0.03     $ 1.70      $ 1.73     $   --   $   --  $   --  $ 8.73   24.71%  $28,720     1.90%
09/30/04        8.73       0.01       1.46        1.47       0.00       --    0.00   10.20   16.88    32,221     1.90
09/30/05       10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527     1.90
09/30/06       13.04      (0.01)      2.81        2.80         --       --      --   15.84   21.47    62,190     1.90
09/30/07       15.84       0.02       3.94        3.96         --       --      --   19.80   25.00    75,408     1.90
03/31/08(6)    19.80       0.00      (1.87)      (1.87)        --    (1.68)  (1.68)  16.25  (10.31)   64,360     1.85(4)(5)
                                                                       Class B
-
09/30/03      $ 6.73     $(0.03)    $ 1.64      $ 1.61     $   --   $   --  $   --  $ 8.34   23.92%  $24,799     2.55%
09/30/04        8.34      (0.06)      1.41        1.35         --       --      --    9.69   16.19    20,673     2.55
09/30/05        9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546     2.55
09/30/06       12.31      (0.11)      2.65        2.54         --       --      --   14.85   20.63    21,240     2.55
09/30/07       14.85      (0.10)      3.69        3.59         --       --      --   18.44   24.18    20,509     2.55
03/31/08(6)    18.44      (0.06)     (1.73)      (1.79)        --    (1.68)  (1.68)  14.97  (10.66)   15,899     2.55(4)(5)
                                                                       Class C+
-
09/30/03      $ 6.72     $(0.03)    $ 1.64      $ 1.61     $   --   $   --  $   --  $ 8.33   23.96%  $14,787     2.55%
09/30/04        8.33      (0.06)      1.41        1.35         --       --      --    9.68   16.21    15,798     2.55
09/30/05        9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892     2.55
09/30/06       12.29      (0.11)      2.66        2.55         --       --      --   14.84   20.75    21,646     2.55
09/30/07       14.84      (0.09)      3.67        3.58         --       --      --   18.42   24.12    26,683     2.55
03/31/08(6)    18.42      (0.06)     (1.72)      (1.78)        --    (1.68)  (1.68)  14.96  (10.61)   21,989     2.55(4)(5)
                                                                       Class I
-
09/30/03      $ 7.02     $ 0.03     $ 1.72      $ 1.75     $   --   $   --  $   --  $ 8.77   24.93%  $20,499     1.80%
09/30/04        8.77      (0.04)      1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233     1.80
09/30/05       10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065     1.80
09/30/06       13.12       0.00       2.84        2.84         --       --      --   15.96   21.65     9,482     1.80
09/30/07       15.96       0.04       3.96        4.00         --       --      --   19.96   25.06     7,997     1.80
03/31/08(6)    19.96       0.01      (1.91)      (1.90)        --    (1.68)  (1.68)  16.38  (10.39)    6,148     1.80(4)(5)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
net assets(3)    Turnover
-------------    ---------


     0.35%          209%
     0.06           202
     0.17           126
    (0.09)          152
     0.13           132
     0.03(4)(5)     102


    (0.41)%         209%
    (0.62)          202
    (0.51)          126
    (0.80)          152
    (0.59)          132
    (0.75)(4)(5)    102


    (0.38)%         209%
    (0.60)          202
    (0.49)          126
    (0.76)          152
    (0.52)          132
    (0.71)(4)(5)    102


     0.43%          209%
    (0.34)          202
     0.43           126
    (0.01)          152
     0.24           132
     0.09(4)(5)     102

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         09/30/03 09/30/04 09/30/05 09/30/06 09/30/07 03/31/08(4)(6)
                                         -------- -------- -------- -------- -------- --------------
International Equity Class A............   0.18%    0.10%    0.09%   (0.04)%  (0.05)%       -- %
International Equity Class B............   0.13     0.11     0.17     0.02     0.04        0.01
International Equity Class C+...........   0.28     0.06     0.14    (0.01)   (0.00)      (0.04)
International Equity Class I............   0.16     0.12     0.14     0.00     0.04        0.03

(4)Annualized
(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               03/31/08(4)(6)
                                               --------------
                  International Equity Class A      0.00%
                  International Equity Class B      0.00
                  International Equity Class C      0.00
                  International Equity Class I      0.00

(6)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         VALUE FUND
                                                                         ----------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                           Class A
-
10/31/02              $15.10     $0.18      $ 0.07      $ 0.25     $(0.09)  $(0.63) $(0.72) $14.63    1.44%  $ 50,975
10/31/03               14.63      0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59     60,701
11/1/03-09/30/04(7)    16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05               17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
09/30/06               18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729
09/30/07               18.75      0.18        2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788
03/31/08(8)            19.32      0.10       (2.44)      (2.34)     (0.21)   (2.70)  (2.91)  14.07  (13.53)    95,948
                                                                           Class B
-
10/31/02              $14.56     $0.07      $ 0.07      $ 0.14     $(0.01)  $(0.63) $(0.64) $14.06    0.74%  $ 78,584
10/31/03               14.06      0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     83,935
11/1/03-09/30/04(7)    15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05               16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100
09/30/07               17.82      0.05        2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355
03/31/08(8)            18.24      0.04       (2.29)      (2.25)     (0.10)   (2.70)  (2.80)  13.19  (13.79)    27,592
                                                                          Class C+
-
10/31/02              $14.56     $0.07      $ 0.07      $ 0.14     $(0.01)  $(0.63) $(0.64) $14.06    0.74%  $ 18,504
10/31/03               14.06      0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     23,208
11/1/03-09/30/04(7)    15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05               16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849
09/30/07               17.82      0.06        2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071
03/31/08(8)            18.24      0.04       (2.29)      (2.25)     (0.10)   (2.70)  (2.80)  13.19  (13.79)    17,851
                                                                           Class I
-
11/16/01-10/31/02(5)  $15.93     $0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $  4,726
10/31/03               14.63      0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72      6,629
11/1/03-09/30/04(7)    16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05               17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
09/30/06               18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174
09/30/07               18.75      0.21        2.57        2.78      (0.18)   (2.04)  (2.22)  19.31   15.89         34
03/31/08(8)            19.31      0.11       (2.44)      (2.33)     (0.23)   (2.70)  (2.93)  14.05  (13.50)        29
                                                                           Class Z
-
10/31/02              $15.43     $0.27      $ 0.06      $ 0.33     $(0.16)  $(0.63) $(0.79) $14.97    1.98%  $    360
10/31/03               14.97      0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36      4,532
11/1/03-09/30/04(7)    16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05               18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
09/30/06               18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853
09/30/07               19.43      0.29        2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644
03/31/08(8)            20.16      0.15       (2.55)      (2.40)     (0.28)   (2.70)  (2.98)  14.78  (13.30)    29,223



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average    Portfolio
net assets(4)  net assets(4)  Turnover
-------------  -------------  ---------


    1.78%          1.15%         188%
    1.78(6)        1.94(6)       138
    1.73(3)        2.12(3)       204
    1.63           1.00           82
    1.63(6)        0.88(6)       140
    1.63(6)        0.97(6)       143
    1.63(3)(6)     1.26(3)(6)    111


    2.43%          0.49%         188%
    2.41(6)        1.32(6)       138
    2.40(3)        1.58(3)       204
    2.28           0.38           82
    2.28(6)        0.23(6)       140
    2.28(6)        0.31(6)       143
    2.28(3)(6)     0.62(3)(6)    111


    2.43%          0.49%         188%
    2.43(6)        1.28(6)       138
    2.41(3)        1.48(3)       204
    2.28           0.36           82
    2.28(6)        0.23(6)       140
    2.28(6)        0.32(6)       143
    2.28(3)(6)     0.62(3)(6)    111


    1.68%(3)       1.26%(3)      188%
    1.68(6)        2.02(6)       138
    1.67(3)        2.31(3)       204
    1.53           1.11           82
    1.53(6)        0.90(6)       140
    1.53(6)        1.05(6)       143
    1.53(3)(6)     1.37(3)(6)    111


    1.21%          1.69%         188%
    1.21(6)        2.33(6)       138
    1.19(3)        2.58(3)       204
    1.06           1.54           82
    1.06(6)        1.45(6)       140
    1.06(6)        1.54(6)       143
    1.06(3)(6)     1.83(3)(6)    111

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         10/31/02  10/31/03 09/30/04(3) 09/30/05 09/30/06 09/30/07 03/31/08(3)(8)
                                         --------  -------- ----------- -------- -------- -------- --------------
Value Class A...........................   0.01%    (0.01)%    0.04%      0.08%    0.08%    0.07%       0.10%
Value Class B...........................  (0.02)    (0.01)     0.02       0.14     0.10     0.11        0.14
Value Class C+..........................   0.03      0.02      0.06       0.08     0.08     0.09        0.14
Value Class I...........................   0.19(3)     --      0.10       0.25     0.30    21.30       26.13
Value Class Z...........................   5.52      1.00      0.16       0.10     0.07     0.07        0.07

(5)Commencement of sale of respective class of shares.
(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         10/31/03 09/30/06 09/30/07 03/31/08(3)(8)
                                         -------- -------- -------- --------------
Value Class A...........................   0.01%    0.01%    0.01%       0.04%
Value Class B...........................   0.01     0.01     0.01        0.04
Value Class C+..........................   0.01     0.01     0.01        0.04
Value Class I...........................   0.01     0.01     0.01        0.04
Value Class Z...........................   0.00     0.01     0.01        0.03

(7)The Fund changed its fiscal year end from October 31 to September 30.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    DISCIPLINED GROWTH FUND
                                                                    -----------------------
                                           Net Gain
                                           (loss) on
                        Net               investments                       Distri-          Net                Net
                       Asset      Net        (both               Dividends  butions         Asset             Assets
                       Value   investment  realized   Total from  from net   from    Total  Value             end of
                     beginning   income       and     investment investment capital distri- end of   Total    period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  -------
                                                                            Class A
-
10/31/02              $11.04     $ 0.01     $(2.05)     $(2.04)    $   --     $--   $   --  $ 9.00  (18.48)%  $16,587
10/31/03                9.00       0.03       1.46        1.49         --      --       --   10.49   16.56     14,877
11/01/03-09/30/04(3)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44     13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --    (0.06)  11.83    5.51     11,251
09/30/06               11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25     22,554
09/30/07               13.10      (0.04)      4.38        4.34         --      --       --   17.44   33.13(7)  25,774
03/31/08(8)            17.44      (0.02)     (2.89)      (2.91)        --      --       --   14.53  (16.69)    28,817
                                                                            Class B
-
10/31/02              $10.85     $(0.06)    $(2.00)     $(2.06)    $   --     $--   $   --  $ 8.79  (18.99)%  $25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --       --   10.17   15.70     22,694
11/01/03-09/30/04(3)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78     19,669
09/30/05               10.86       0.01       0.52        0.53         --      --       --   11.39    4.88     15,117
09/30/06               11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46      9,299
09/30/07               12.58      (0.13)      4.20        4.07         --      --       --   16.65   32.35(7)   5,676
03/31/08(8)            16.65      (0.07)     (2.75)      (2.82)        --      --       --   13.83  (16.94)     4,742
                                                                           Class C+
-
10/31/02              $10.86     $(0.06)    $(2.00)     $(2.06)    $   --     $--   $   --  $ 8.80  (18.97)%  $26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --       --   10.19   15.80     23,036
11/01/03-09/30/04(3)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77     18,295
09/30/05               10.88       0.01       0.51        0.52         --      --       --   11.40    4.78     13,983
09/30/06               11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54     26,927
09/30/07               12.60      (0.13)      4.19        4.06         --      --       --   16.66   32.22(7)  28,927
03/31/08(8)            16.66      (0.07)     (2.75)      (2.82)        --      --       --   13.84  (16.93)    28,230



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average      Portfolio
net assets(5)  net assets(5)    Turnover
-------------  -------------    ---------


    1.45%           0.09%           16%
    1.45            0.35            13
    1.45(4)         0.25(4)         20
    1.45            0.74            32
    1.45(6)        (0.02)(6)       999
    1.45(6)        (0.13)(6)       446
    1.45(4)(6)     (0.14)(4)(6)    202


    2.10%          (0.56)%          16%
    2.10           (0.30)           13
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(6)        (0.77)(6)       999
    2.10(6)        (0.75)(6)       446
    2.10(4)(6)     (0.81)(4)(6)    202


    2.10%          (0.56)%          16%
    2.10           (0.30)           13
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(6)        (0.68)(6)       999
    2.10(6)        (0.78)(6)       446
    2.10(4)(6)     (0.80)(4)(6)    202

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund changed its fiscal year end from October 31 to September 30.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                         10/31/02 10/31/03 09/30/04(4) 09/30/05 09/30/06 09/30/07 03/31/08(4)(8)
                                         -------- -------- ----------- -------- -------- -------- --------------
Disciplined Growth Class A..............   0.00%    0.26%     0.24%      0.38%    0.31%    0.34%       0.23%
Disciplined Growth Class B..............   0.20     0.23      0.25       0.35     0.37     0.45        0.41
Disciplined Growth Class C+.............   0.21     0.23      0.24       0.33     0.30     0.30        0.22

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/06 09/30/07 03/31/08(4)(8)
                                            -------- -------- --------------
   Disciplined Growth Class A..............   0.04%    0.11%       0.06%
   Disciplined Growth Class B..............   0.02     0.14        0.06
   Disciplined Growth Class C..............   0.03     0.12        0.06

(7)Total Return for each class was increased by 0.38%, 0.40% and 0.40% for Class A, Class B and Class C, respectively, from a reimbursement by an affiliate.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                INTERNATIONAL SMALL-CAP FUND
                                                                ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                          Class A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)     $--     $   --  $   --  $11.05  (11.60)% $21,557
09/30/07               11.05      (0.04)      2.99        2.95       --         --      --   14.00   26.70    30,845
03/31/08(6)            14.00      (0.04)     (2.04)      (2.08)      --      (0.14)  (0.14)  11.78  (14.95)   25,184
                                                                          Class B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--     $   --  $   --  $11.02  (11.84)% $   583
09/30/07               11.02      (0.11)      2.97        2.86       --         --      --   13.88   25.95     1,181
03/31/08(6)            13.88      (0.08)     (2.02)      (2.10)      --      (0.14)  (0.14)  11.64  (15.22)    1,088
                                                                          Class C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--     $   --  $   --  $11.02  (11.84)% $ 3,363
09/30/07               11.02      (0.12)      2.98        2.86       --         --      --   13.88   25.95     5,357
03/31/08(6)            13.88      (0.09)     (2.01)      (2.10)      --      (0.14)  (0.14)  11.64  (15.22)    3,791



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average     Portfolio
net assets(5) net assets(5)   Turnover
------------- -------------   ---------

    1.90%(4)       0.08%(4)      55%
    1.90          (0.30)         70
    1.90(4)       (0.71)(4)      48

    2.55%(4)       (0.93)%(4)    55%
    2.55          (0.89)         70
    2.55(4)       (1.34)(4)      48

    2.55%(4)      (1.07)%(4)     55%
    2.55          (0.94)         70
    2.55(4)       (1.41)(4)      48

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                           09/30/06(4) 09/30/07 03/31/08(4)(6)
                                           ----------- -------- --------------
  International Small-Cap Class A.........     1.27%     0.45%       0.45%
  International Small-Cap Class B.........    12.63      2.10        1.46
  International Small-Cap Class C.........     2.88      0.77        0.67

(6)Unaudited

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

                  Computers.............................  6.2%
                  Diversified Manufacturing Operations..  5.4
                  Oil-Field Services....................  4.3
                  Repurchase Agreement..................  4.0
                  Medical Products......................  3.6
                  Beverages-Non-alcoholic...............  3.6
                  Medical-Biomedical/Gene...............  3.4
                  Electronic Components-Semiconductors..  3.4
                  Applications Software.................  3.4
                  Aerospace/Defense.....................  3.1
                  Cosmetics & Toiletries................  3.0
                  Retail-Drug Store.....................  2.8
                  Electric Products-Misc................  2.8
                  Web Portals/ISP.......................  2.8
                  Networking Products...................  2.5
                  Oil Companies-Integrated..............  2.3
                  Commercial Services-Finance...........  2.2
                  Therapeutics..........................  2.2
                  Agricultural Chemicals................  2.1
                  Retail-Discount.......................  2.0
                  Wireless Equipment....................  2.0
                  Instruments-Scientific................  2.0
                  Enterprise Software/Service...........  1.7
                  Medical Instruments...................  1.4
                  Telecom Equipment-Fiber Optics........  1.4
                  Banks-Fiduciary.......................  1.4
                  Commercial Services...................  1.3
                  Data Processing/Management............  1.3
                  Oil Companies-Exploration & Production  1.3
                  Medical-HMO...........................  1.2
                  Diversified Minerals..................  1.1
                  Medical-Drugs.........................  1.1
                  Electronics-Military..................  1.1
                  Aerospace/Defense-Equipment...........  1.1
                  Insurance-Multi-line..................  1.1
                  Multimedia............................  1.0
                  Electronic Forms......................  1.0
                  Electronic Measurement Instruments....  1.0
                  Finance-Investment Banker/Broker......  0.9
                  Cellular Telecom......................  0.9
                  X-Ray Equipment.......................  0.9
                  Retail-Office Supplies................  0.9
                  Entertainment Software................  0.7
                  Retail-Regional Department Stores.....  0.7
                  Medical-Generic Drugs.................  0.7
                  Coal..................................  0.7
                  E-Commerce/Services...................  0.7
                  Internet Infrastructure Software......  0.6
                  Retail-Apparel/Shoe...................  0.6
                  Investment Management/Advisor Services  0.5
                  Medical-Wholesale Drug Distribution...  0.5
                  Retail-Consumer Electronics...........  0.5
                  Computer Aided Design.................  0.4
                  Diagnostic Kits.......................  0.4
                  Casino Hotel..........................  0.3
                  Metal-Diversified.....................  0.3
                                                         ----
                                                         99.8%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)


                                                   Market
                                                   Value
                      Security Description Shares (Note 3)
                      ------------------------------------

--------------------------------------------------------------------------------

        COMMON STOCK -- 95.8%
        Aerospace/Defense -- 3.1%
          Boeing Co...................................  7,100 $  528,027
          Lockheed Martin Corp........................  4,250    422,025
          Raytheon Co................................. 10,300    665,483
          Spirit Aerosystems Holdings, Inc., Class A+. 11,900    263,942
                                                              ----------
                                                               1,879,477
                                                              ----------
        Aerospace/Defense-Equipment -- 1.1%
          United Technologies Corp....................  9,600    660,672
                                                              ----------
        Agricultural Chemicals -- 2.1%
          Monsanto Co................................. 11,400  1,271,100
                                                              ----------
        Applications Software -- 3.4%
          Microsoft Corp.............................. 70,700  2,006,466
                                                              ----------
        Banks-Fiduciary -- 1.4%
          The Bank of New York Mellon Corp............ 19,749    824,126
                                                              ----------
        Beverages-Non-alcoholic -- 3.6%
          PepsiCo, Inc................................ 29,400  2,122,680
                                                              ----------
        Casino Hotel -- 0.3%
          MGM Mirage, Inc.+...........................  3,352    196,997
                                                              ----------
        Cellular Telecom -- 0.9%
          NII Holdings, Inc.+......................... 17,600    559,328
                                                              ----------
        Coal -- 0.7%
          Peabody Energy Corp.........................  8,200    418,200
                                                              ----------
        Commercial Services -- 1.3%
          AerCap Holdings NV+......................... 17,400    305,892
          Alliance Data Systems Corp.+................  9,500    451,345
                                                              ----------
                                                                 757,237
                                                              ----------
        Commercial Services-Finance -- 2.2%
          Global Payments, Inc........................ 17,500    723,800
          Visa, Inc., Class A+........................  9,550    595,538
                                                              ----------
                                                               1,319,338
                                                              ----------
        Computer Aided Design -- 0.4%
          Autodesk, Inc.+.............................  8,128    255,869
                                                              ----------
        Computers -- 6.2%
          Apple, Inc.+................................  9,100  1,305,850
          Hewlett-Packard Co.......................... 23,700  1,082,142
          International Business Machines Corp........  6,500    748,410
          Research In Motion Ltd.+....................  5,350    600,431
                                                              ----------
                                                               3,736,833
                                                              ----------
        Cosmetics & Toiletries -- 3.0%
          Procter & Gamble Co......................... 25,600  1,793,792
                                                              ----------
        Data Processing/Management -- 1.3%
          Fiserv, Inc.+............................... 15,600    750,204
                                                              ----------
        Diagnostic Kits -- 0.4%
          Inverness Medical Innovations, Inc.+........  7,800    234,780
                                                              ----------
        Diversified Manufacturing Operations -- 5.4%
          Danaher Corp................................ 13,700  1,041,611
          Dover Corp.................................. 15,700    655,946
          General Electric Co......................... 40,900  1,513,709
                                                              ----------
                                                               3,211,266
                                                              ----------

                                                                Market
                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        Diversified Minerals -- 1.1%
          Cia Vale do Rio Doce ADR.................... 19,500 $  675,480
                                                              ----------
        E-Commerce/Services -- 0.7%
          eBay, Inc.+................................. 13,700    408,808
                                                              ----------
        Electric Products-Misc. -- 2.8%
          AMETEK, Inc................................. 16,304    715,909
          Emerson Electric Co......................... 18,800    967,448
                                                              ----------
                                                               1,683,357
                                                              ----------
        Electronic Components-Semiconductors -- 3.4%
          Broadcom Corp., Class A+.................... 16,200    312,174
          Intel Corp.................................. 53,604  1,135,333
          Texas Instruments, Inc...................... 20,100    568,227
                                                              ----------
                                                               2,015,734
                                                              ----------
        Electronic Forms -- 1.0%
          Adobe Systems, Inc.+........................ 16,500    587,235
                                                              ----------
        Electronic Measurement Instruments -- 1.0%
          Agilent Technologies, Inc.+................. 19,000    566,770
                                                              ----------
        Electronics-Military -- 1.1%
          L-3 Communications Holdings, Inc............  6,100    666,974
                                                              ----------
        Enterprise Software/Service -- 1.7%
          Oracle Corp.+............................... 50,700    991,692
                                                              ----------
        Entertainment Software -- 0.7%
          Electronic Arts, Inc.+......................  8,900    444,288
                                                              ----------
        Finance-Investment Banker/Broker -- 0.9%
          The Goldman Sachs Group, Inc................  3,400    562,326
                                                              ----------
        Instruments-Scientific -- 2.0%
          Thermo Fisher Scientific, Inc.+............. 21,000  1,193,640
                                                              ----------
        Insurance-Multi-line -- 1.1%
          Assurant, Inc............................... 10,700    651,202
                                                              ----------
        Internet Infrastructure Software -- 0.6%
          Akamai Technologies, Inc.+.................. 13,600    382,976
                                                              ----------
        Investment Management/Advisor Services -- 0.5%
          Invesco, Ltd................................ 13,200    321,552
                                                              ----------
        Medical Instruments -- 1.4%
          Medtronic, Inc.............................. 17,500    846,475
                                                              ----------
        Medical Products -- 3.6%
          Johnson & Johnson........................... 23,500  1,524,445
          Zimmer Holdings, Inc.+......................  7,800    607,308
                                                              ----------
                                                               2,131,753
                                                              ----------
        Medical-Biomedical/Gene -- 3.4%
          Celgene Corp.+..............................  9,500    582,255
          Genentech, Inc.+............................  8,900    722,502
          Genzyme Corp.+.............................. 10,000    745,400
                                                              ----------
                                                               2,050,157
                                                              ----------
        Medical-Drugs -- 1.1%
          Abbott Laboratories.........................  9,400    518,410
          Schering-Plough Corp........................ 10,367    149,388
                                                              ----------
                                                                 667,798
                                                              ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                              Market
                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Medical-Generic Drugs -- 0.7%
           Mylan, Inc............................... 37,100 $  430,360
                                                            ----------
         Medical-HMO -- 1.2%
           UnitedHealth Group Inc................... 20,200    694,072
                                                            ----------
         Medical-Wholesale Drug Distribution -- 0.5%
           Cardinal Health, Inc.....................  5,800    304,558
                                                            ----------
         Metal-Diversified -- 0.3%
           Freeport-McMoRan Copper & Gold, Inc......  1,600    153,952
                                                            ----------
         Multimedia -- 1.0%
           News Corp., Class A...................... 32,179    603,356
                                                            ----------
         Networking Products -- 2.5%
           Cisco Systems, Inc.+..................... 62,700  1,510,443
                                                            ----------
         Oil Companies-Exploration & Production -- 1.3%
           XTO Energy, Inc.......................... 12,100    748,506
                                                            ----------
         Oil Companies-Integrated -- 2.3%
           Exxon Mobil Corp......................... 16,400  1,387,112
                                                            ----------
         Oil-Field Services -- 4.3%
           Halliburton Co........................... 19,500    766,935
           Schlumberger, Ltd........................ 12,050  1,048,350
           Transocean, Inc.+........................  5,692    769,558
                                                            ----------
                                                             2,584,843
                                                            ----------
         Retail-Apparel/Shoe -- 0.6%
           American Eagle Outfitters, Inc........... 18,700    327,437
                                                            ----------
         Retail-Consumer Electronics -- 0.5%
           Best Buy Co., Inc........................  7,300    302,658
                                                            ----------
         Retail-Discount -- 2.0%
           Target Corp..............................  8,600    435,848
           Wal-Mart Stores, Inc..................... 14,800    779,664
                                                            ----------
                                                             1,215,512
                                                            ----------
         Retail-Drug Store -- 2.8%
           CVS Caremark Corp........................ 41,902  1,697,450
                                                            ----------
         Retail-Office Supplies -- 0.9%
           Staples, Inc............................. 24,000    530,640
                                                            ----------
         Retail-Regional Department Stores -- 0.7%
           Kohl's Corp.+............................ 10,300    441,767
                                                            ----------
         Telecom Equipment-Fiber Optics -- 1.4%
           Corning, Inc............................. 34,600    831,784
                                                            ----------
         Therapeutics -- 2.2%
           Gilead Sciences, Inc.+................... 25,100  1,293,403
                                                            ----------
         Web Portals/ISP -- 2.8%
           Google, Inc., Class A+...................  3,200  1,409,504
           Yahoo!, Inc.+............................  8,400    243,012
                                                            ----------
                                                             1,652,516
                                                            ----------
         Wireless Equipment -- 2.0%
           QUALCOMM, Inc............................ 29,150  1,195,150
                                                            ----------
         X-Ray Equipment -- 0.9%
           Hologic, Inc.+........................... 10,000    556,000
                                                            ----------

                                                              Market
                                                Principal     Value
                Security Description             Amount      (Note 3)
        --------------------------------------------------------------
        Total Long-Term Investment Securities
           (cost $54,109,480).................              $57,308,101
                                                            -----------
        REPURCHASE AGREEMENT -- 4.0%
          State Street Bank & Trust Co. Joint
           Repurchase Agreement(1)............
           (cost $2,392,000).................. $ 2,392,000    2,392,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $56,501,480)(2)..............        99.8%  59,700,101
        Other assets less liabilities.........         0.2      141,082
                                               -----------  -----------
        NET ASSETS                                   100.0% $59,841,183
                                               ===========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

               Repurchase Agreement........................ 12.4%
               Commercial Services.........................  9.2
               Commercial Services-Finance.................  7.3
               Oil-Field Services..........................  5.8
               Physical Therapy/Rehabilitation Centers.....  4.8
               Medical-Hospitals...........................  4.6
               Oil Companies-Exploration & Production......  3.6
               Racetracks..................................  3.5
               Gas-Distribution............................  2.6
               Power Converter/Supply Equipment............  2.5
               Water.......................................  2.5
               Human Resources.............................  2.1
               Casino Services.............................  2.1
               Electronic Components-Misc..................  2.0
               Dental Supplies & Equipment.................  1.9
               Computer Aided Design.......................  1.9
               Private Corrections.........................  1.9
               Food-Wholesale/Distribution.................  1.8
               Distribution/Wholesale......................  1.7
               Water Treatment Systems.....................  1.6
               Enterprise Software/Service.................  1.5
               Veterinary Diagnostics......................  1.4
               Retail-Petroleum Products...................  1.4
               Medical-HMO.................................  1.2
               Theater.....................................  1.1
               Electronic Components-Semiconductors........  1.1
               Computers-Integrated Systems................  1.1
               Aerospace/Defense...........................  1.0
               Insurance-Multi-line........................  1.0
               Retail-Apparel/Shoe.........................  1.0
               Dialysis Centers............................  0.8
               Insurance-Life/Health.......................  0.8
               Motion Pictures & Services..................  0.7
               Computer Services...........................  0.7
               Internet Connectivity Services..............  0.6
               Semiconductor Components-Integrated Circuits  0.5
               Networking Products.........................  0.5
               Semiconductor Equipment.....................  0.4
               Electronic Measurement Instruments..........  0.4
                                                            ----
                                                            93.0%
                                                            ====

--------
* Calculated as a percentage of net assets

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)


                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 80.6%
        Aerospace/Defense -- 1.0%
          Spirit Aerosystems Holdings, Inc., Class A+. 18,700 $  414,766
                                                              ----------
        Casino Services -- 2.1%
          Scientific Games Corp., Class A+............ 41,600    878,176
                                                              ----------
        Commercial Services -- 9.2%
          Alliance Data Systems Corp.+................ 32,000  1,520,320
          Iron Mountain, Inc.+........................ 57,300  1,515,012
          The Providence Service Corp.+............... 26,600    798,000
                                                              ----------
                                                               3,833,332
                                                              ----------
        Commercial Services-Finance -- 7.3%
          Cardtronics, Inc.+.......................... 81,018    564,695
          Equifax, Inc................................ 30,800  1,061,984
          Global Payments, Inc........................ 35,000  1,447,600
                                                              ----------
                                                               3,074,279
                                                              ----------
        Computer Aided Design -- 1.9%
          Aspen Technology, Inc.+..................... 62,100    791,775
                                                              ----------
        Computer Services -- 0.7%
          DST Systems, Inc.+..........................  4,600    302,404
                                                              ----------
        Computers-Integrated Systems -- 1.1%
          Brocade Communications Systems, Inc.+....... 61,700    450,410
                                                              ----------
        Dental Supplies & Equipment -- 1.9%
          Sirona Dental Systems, Inc.+................ 29,600    798,312
                                                              ----------
        Dialysis Centers -- 0.8%
          DaVita, Inc.+...............................  6,800    324,768
                                                              ----------
        Distribution/Wholesale -- 1.7%
          MWI Veterinary Supply, Inc.+................ 19,700    694,622
                                                              ----------
        Electronic Components-Misc. -- 2.0%
          Daktronics, Inc............................. 46,100    825,651
                                                              ----------
        Electronic Components-Semiconductors -- 1.1%
          Microsemi Corp.+............................ 12,900    294,120
          ON Semiconductor Corp.+..................... 29,400    166,992
                                                              ----------
                                                                 461,112
                                                              ----------
        Electronic Measurement Instruments -- 0.4%
          Measurement Specialties, Inc.+..............  9,600    167,712
                                                              ----------
        Enterprise Software/Service -- 1.5%
          Epicor Software Corp.+...................... 55,300    619,360
                                                              ----------
        Food-Wholesale/Distribution -- 1.8%
          Spartan Stores, Inc......................... 37,100    773,535
                                                              ----------
        Gas-Distribution -- 2.6%
          AGL Resources, Inc.......................... 31,800  1,091,376
                                                              ----------
        Human Resources -- 2.1%
          Emergency Medical Services Corp., Class A+.. 36,100    891,309
                                                              ----------
        Insurance-Life/Health -- 0.8%
          Reinsurance Group of America, Inc...........  5,800    315,752
                                                              ----------
        Insurance-Multi-line -- 1.0%
          HCC Insurance Holdings, Inc................. 18,200    412,958
                                                              ----------
        Internet Connectivity Services -- 0.6%
          NDS Group PLC+..............................  4,770    233,110
                                                              ----------

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       ------------------------------------------------------------------
       Medical-HMO -- 1.2%
         Coventry Health Care, Inc.+.................. 12,400 $   500,340
                                                              -----------
       Medical-Hospitals -- 4.6%
         LifePoint Hospitals, Inc.+................... 37,600   1,032,872
         Universal Health Services, Inc., Class B..... 16,700     896,623
                                                              -----------
                                                                1,929,495
                                                              -----------
       Motion Pictures & Services -- 0.7%
         Macrovision Corp.+........................... 22,900     309,150
                                                              -----------
       Networking Products -- 0.5%
         Foundry Networks, Inc.+...................... 17,400     201,492
                                                              -----------
       Oil Companies-Exploration & Production -- 3.6%
         ATP Oil & Gas Corp.+......................... 34,600   1,132,112
         Warren Resources, Inc.+...................... 32,600     386,962
                                                              -----------
                                                                1,519,074
                                                              -----------
       Oil-Field Services -- 5.8%
         Exterran Holdings, Inc.+..................... 16,900   1,090,726
         Helix Energy Solutions Group, Inc.+.......... 43,100   1,357,650
                                                              -----------
                                                                2,448,376
                                                              -----------
       Physical Therapy/Rehabilitation Centers -- 4.8%
         Psychiatric Solutions, Inc.+................. 59,000   2,001,280
                                                              -----------
       Power Converter/Supply Equipment -- 2.5%
         PowerSecure International, Inc.+............. 89,800   1,056,946
                                                              -----------
       Private Corrections -- 1.9%
         Corrections Corp. of America+................ 28,500     784,320
                                                              -----------
       Racetracks -- 3.5%
         International Speedway Corp., Class A........ 22,000     906,400
         Speedway Motorsports, Inc.................... 21,900     549,033
                                                              -----------
                                                                1,455,433
                                                              -----------
       Retail-Apparel/Shoe -- 1.0%
         American Eagle Outfitters, Inc............... 22,900     400,979
                                                              -----------
       Retail-Petroleum Products -- 1.4%
         World Fuel Services Corp..................... 21,300     597,891
                                                              -----------
       Semiconductor Components-Integrated Circuits -- 0.5%
         Maxim Integrated Products, Inc............... 10,000     203,900
                                                              -----------
       Semiconductor Equipment -- 0.4%
         Brooks Automation, Inc.+..................... 18,900     183,708
                                                              -----------
       Theater -- 1.1%
         National CineMedia, Inc...................... 21,400     481,072
                                                              -----------
       Veterinary Diagnostics -- 1.4%
         Animal Health International, Inc.+........... 54,789     599,392
                                                              -----------
       Water -- 2.5%
         Aqua America, Inc............................ 55,000   1,032,900
                                                              -----------
       Water Treatment Systems -- 1.6%
         Nalco Holding Co............................. 32,100     678,915
                                                              -----------
       Total Long-Term Investment Securities
          (cost $33,416,114)..........................         33,739,382
                                                              -----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                              Market
                                                Principal     Value
                Security Description             Amount      (Note 3)
        --------------------------------------------------------------
        REPURCHASE AGREEMENT -- 12.4%
          State Street Bank & Trust Co. Joint
           Repurchase Agreement(1)
           (cost $5,178,000).................. $ 5,178,000  $ 5,178,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $38,594,114)(2)..............        93.0%  38,917,382
        Other assets less liabilities.........         7.0    2,918,423
                                               -----------  -----------
        NET ASSETS                                   100.0% $41,835,805
                                               ===========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

               Data Processing/Management..................  8.8%
               Commercial Services.........................  7.9
               Repurchase Agreement........................  7.4
               Commercial Services-Finance.................  6.5
               Oil-Field Services..........................  6.0
               Physical Therapy/Rehabilitation Centers.....  4.7
               Medical-Hospitals...........................  4.5
               Medical-Wholesale Drug Distribution.........  4.0
               Oil Companies-Exploration & Production......  2.7
               Gas-Distribution............................  2.6
               Water.......................................  2.4
               Racetracks..................................  2.2
               Casino Services.............................  2.1
               Batteries/Battery Systems...................  1.9
               Telecom Services............................  1.9
               Medical-Generic Drugs.......................  1.9
               Computer Aided Design.......................  1.9
               Private Corrections.........................  1.9
               Medical Information Systems.................  1.8
               Dental Supplies & Equipment.................  1.8
               Semiconductor Components-Integrated Circuits  1.7
               Water Treatment Systems.....................  1.6
               Retail-Petroleum Products...................  1.5
               Investment Management/Advisor Services......  1.4
               Electronic Forms............................  1.3
               Medical-HMO.................................  1.2
               Computers-Integrated Systems................  1.1
               Insurance-Multi-line........................  1.0
               Insurance-Property/Casualty.................  1.0
               Aerospace/Defense...........................  1.0
               Retail-Apparel/Shoe.........................  0.9
               Oil Field Machinery & Equipment.............  0.9
               Dialysis Centers............................  0.8
               Computer Services...........................  0.7
               Motion Pictures & Services..................  0.7
               Internet Connectivity Services..............  0.6
               Coal........................................  0.5
               Networking Products.........................  0.5
               Electronic Components-Semiconductors........  0.4
                                                            ----
                                                            93.7%
                                                            ====

--------
* Calculated as a percentage of net assets

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)


                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 86.3%
       Aerospace/Defense -- 1.0%
         Spirit Aerosystems Holdings, Inc., Class A+..  32,600 $  723,068
                                                               ----------
       Batteries/Battery Systems -- 1.9%
         Energizer Holdings, Inc.+....................  15,800  1,429,584
                                                               ----------
       Casino Services -- 2.1%
         Scientific Games Corp., Class A+.............  74,100  1,564,251
                                                               ----------
       Coal -- 0.5%
         Peabody Energy Corp..........................   7,300    372,300
                                                               ----------
       Commercial Services -- 7.9%
         Alliance Data Systems Corp.+.................  56,200  2,670,062
         Iron Mountain, Inc.+......................... 117,800  3,114,632
                                                               ----------
                                                                5,784,694
                                                               ----------
       Commercial Services-Finance -- 6.5%
         Equifax, Inc.................................  65,200  2,248,096
         Global Payments, Inc.........................  60,300  2,494,008
                                                               ----------
                                                                4,742,104
                                                               ----------
       Computer Aided Design -- 1.9%
         Aspen Technology, Inc.+...................... 107,600  1,371,900
                                                               ----------
       Computer Services -- 0.7%
         DST Systems, Inc.+...........................   8,300    545,642
                                                               ----------
       Computers-Integrated Systems -- 1.1%
         Brocade Communications Systems, Inc.+........ 108,200    789,860
                                                               ----------
       Data Processing/Management -- 8.8%
         Fidelity National Information Services, Inc..  78,700  3,001,618
         Fiserv, Inc.+................................  71,800  3,452,862
                                                               ----------
                                                                6,454,480
                                                               ----------
       Dental Supplies & Equipment -- 1.8%
         Sirona Dental Systems, Inc.+.................  48,100  1,297,257
                                                               ----------
       Dialysis Centers -- 0.8%
         DaVita, Inc.+................................  11,900    568,344
                                                               ----------
       Electronic Components-Semiconductors -- 0.4%
         ON Semiconductor Corp.+......................  51,600    293,088
                                                               ----------
       Electronic Forms -- 1.3%
         Adobe Systems, Inc.+.........................  26,400    939,576
                                                               ----------
       Gas-Distribution -- 2.6%
         AGL Resources, Inc...........................  55,400  1,901,328
                                                               ----------
       Insurance-Multi-line -- 1.0%
         HCC Insurance Holdings, Inc..................  32,000    726,080
                                                               ----------
       Insurance-Property/Casualty -- 1.0%
         W.R. Berkley Corp............................  26,200    725,478
                                                               ----------
       Internet Connectivity Services -- 0.6%
         NDS Group PLC ADR+...........................   8,422    411,583
                                                               ----------
       Investment Management/Advisor Services -- 1.4%
         Invesco, Ltd.................................  41,900  1,020,684
                                                               ----------
       Medical Information Systems -- 1.8%
         IMS Health, Inc..............................  62,200  1,306,822
                                                               ----------
       Medical-Generic Drugs -- 1.9%
         Barr Pharmaceuticals, Inc.+..................  28,500  1,376,835
                                                               ----------

                                                                Market
                                                                Value
                   Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      Medical-HMO -- 1.2%
        Coventry Health Care, Inc.+..................  21,700 $   875,595
                                                              -----------
      Medical-Hospitals -- 4.5%
        LifePoint Hospitals, Inc.+...................  66,300   1,821,261
        Universal Health Services, Inc., Class B.....  28,200   1,514,058
                                                              -----------
                                                                3,335,319
                                                              -----------
      Medical-Wholesale Drug Distribution --4.0%
        AmerisourceBergen Corp.......................  40,000   1,639,200
        Cardinal Health, Inc.........................  24,100   1,265,491
                                                              -----------
                                                                2,904,691
                                                              -----------
      Motion Pictures & Services -- 0.7%
        Macrovision Corp.+...........................  39,900     538,650
                                                              -----------
      Networking Products -- 0.5%
        Foundry Networks, Inc.+......................  30,500     353,190
                                                              -----------
      Oil Companies-Exploration & Production -- 2.7%
        ATP Oil & Gas Corp.+.........................  60,500   1,979,560
                                                              -----------
      Oil Field Machinery & Equipment -- 0.9%
        Cameron International Corp.+.................  16,800     699,552
                                                              -----------
      Oil-Field Services -- 6.0%
        Exterran Holdings, Inc.+.....................  31,900   2,058,826
        Helix Energy Solutions Group, Inc.+..........  75,200   2,368,800
                                                              -----------
                                                                4,427,626
                                                              -----------
      Physical Therapy/Rehabilitation Centers -- 4.7%
        Psychiatric Solutions, Inc.+................. 102,500   3,476,800
                                                              -----------
      Private Corrections -- 1.9%
        Corrections Corp. of America+................  49,700   1,367,744
                                                              -----------
      Racetrack -- 2.2%
        International Speedway Corp., Class A........  39,000   1,606,800
                                                              -----------
      Retail-Apparel/Shoe -- 0.9%
        American Eagle Outfitters, Inc...............  40,000     700,400
                                                              -----------
      Retail-Petroleum Products -- 1.5%
        World Fuel Services Corp.....................  38,400   1,077,888
                                                              -----------
      Semiconductor Components-Integrated Circuits -- 1.7%
        Marvell Technology Group, Ltd.+..............  51,800     563,584
        Maxim Integrated Products, Inc...............  34,900     711,611
                                                              -----------
                                                                1,275,195
                                                              -----------
      Telecom Services -- 1.9%
        Amdocs, Ltd.+................................  50,200   1,423,672
                                                              -----------
      Water -- 2.4%
        Aqua America, Inc............................  95,000   1,784,100
                                                              -----------
      Water Treatment Systems -- 1.6%
        Nalco Holding Co.............................  55,200   1,167,480
                                                              -----------
      Total Long-Term Investment Securities
         (cost $64,082,792)..........................          63,339,220
                                                              -----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                              Market
                                                Principal     Value
                Security Description             Amount      (Note 3)
        --------------------------------------------------------------
        REPURCHASE AGREEMENT -- 7.4%
          State Street Bank & Trust Co. Joint
           Repurchase Agreement(1)
           (cost $5,409,000).................. $ 5,409,000  $ 5,409,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $69,491,792)(2)..............        93.7%  68,748,220
        Other assets less liabilities.........         6.3    4,632,455
                                               -----------  -----------
        NET ASSETS                                   100.0% $73,380,675
                                               ===========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

                  Oil Companies-Integrated..............  9.8%
                  Aerospace/Defense.....................  6.5
                  Finance-Investment Banker/Broker......  6.2
                  Telephone-Integrated..................  4.7
                  Medical-Drugs.........................  4.2
                  Food-Misc.............................  4.2
                  Investment Management/Advisor Services  4.1
                  Diversified Manufacturing Operations..  3.4
                  Repurchase Agreement..................  2.9
                  Electric-Integrated...................  2.8
                  Electronic Components-Semiconductors..  2.6
                  Computers.............................  2.6
                  Cosmetics & Toiletries................  2.3
                  Oil-Field Services....................  2.2
                  Tobacco...............................  2.2
                  Enterprise Software/Service...........  2.1
                  Brewery...............................  2.1
                  Insurance-Multi-line..................  2.0
                  Multimedia............................  2.0
                  Applications Software.................  1.9
                  Insurance-Property/Casualty...........  1.9
                  Banks-Super Regional..................  1.9
                  Non-Hazardous Waste Disposal..........  1.6
                  Transport-Services....................  1.6
                  Networking Products...................  1.6
                  Medical Instruments...................  1.5
                  Telecommunication Equipment...........  1.5
                  Batteries/Battery Systems.............  1.5
                  Medical Products......................  1.5
                  Banks-Fiduciary.......................  1.5
                  Retail-Apparel/Shoe...................  1.4
                  Chemicals-Diversified.................  1.4
                  Electronic Components-Misc............  1.3
                  Metal-Aluminum........................  1.3
                  Medical-Biomedical/Gene...............  1.1
                  Telecom Equipment-Fiber Optics........  1.1
                  Wireless Equipment....................  1.0
                  Metal-Diversified.....................  1.0
                  Web Portals/ISP.......................  0.9
                                                         ----
                                                         97.4%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)


                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 94.5%
        Aerospace/Defense -- 6.5%
          Boeing Co................................... 23,400 $1,740,258
          General Dynamics Corp....................... 17,100  1,425,627
          Raytheon Co................................. 21,200  1,369,732
          Spirit Aerosystems Holdings, Inc., Class A+. 55,600  1,233,208
                                                              ----------
                                                               5,768,825
                                                              ----------
        Applications Software -- 1.9%
          Microsoft Corp.............................. 60,300  1,711,314
                                                              ----------
        Banks-Fiduciary -- 1.5%
          The Bank of New York Mellon Corp............ 30,900  1,289,457
                                                              ----------
        Banks-Super Regional -- 1.9%
          Bank of America Corp........................ 43,600  1,652,876
                                                              ----------
        Batteries/Battery Systems -- 1.5%
          Energizer Holdings, Inc.+................... 14,600  1,321,008
                                                              ----------
        Brewery -- 2.1%
          Anheuser-Busch Cos., Inc.................... 38,300  1,817,335
                                                              ----------
        Chemicals-Diversified -- 1.4%
          E.I. du Pont de Nemours & Co................ 25,800  1,206,408
                                                              ----------
        Computers -- 2.6%
          Apple, Inc.+................................  7,100  1,018,850
          Hewlett-Packard Co.......................... 27,600  1,260,216
                                                              ----------
                                                               2,279,066
                                                              ----------
        Cosmetics & Toiletries -- 2.3%
          Procter & Gamble Co......................... 29,200  2,046,044
                                                              ----------
        Diversified Manufacturing Operations -- 3.4%
          General Electric Co......................... 81,100  3,001,511
                                                              ----------
        Electric-Integrated -- 2.8%
          FPL Group, Inc.............................. 20,500  1,286,170
          Public Service Enterprise Group, Inc........ 30,400  1,221,776
                                                              ----------
                                                               2,507,946
                                                              ----------
        Electronic Components-Misc. -- 1.3%
          Tyco Electronics, Ltd....................... 34,700  1,190,904
                                                              ----------
        Electronic Components-Semiconductors -- 2.6%
          Intel Corp.................................. 61,500  1,302,570
          Microchip Technology, Inc................... 30,200    988,446
                                                              ----------
                                                               2,291,016
                                                              ----------
        Enterprise Software/Service -- 2.1%
          Oracle Corp.+............................... 96,500  1,887,540
                                                              ----------
        Finance-Investment Banker/Broker -- 6.2%
          Citigroup, Inc.............................. 86,800  1,859,256
          JPMorgan Chase & Co......................... 40,600  1,743,770
          Morgan Stanley.............................. 40,900  1,869,130
                                                              ----------
                                                               5,472,156
                                                              ----------
        Food-Misc. -- 4.2%
          General Mills, Inc.......................... 29,000  1,736,520
          Kraft Foods, Inc., Class A.................. 62,700  1,944,327
                                                              ----------
                                                               3,680,847
                                                              ----------

                                                                Market
                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        Insurance-Multi-line -- 2.0%
          Hartford Financial Services Group, Inc...... 23,800 $1,803,326
                                                              ----------
        Insurance-Property/Casualty -- 1.9%
          Chubb Corp.................................. 34,200  1,692,216
                                                              ----------
        Investment Management/Advisor Services -- 4.1%
          Ameriprise Financial, Inc................... 33,900  1,757,715
          Invesco, Ltd................................ 75,500  1,839,180
                                                              ----------
                                                               3,596,895
                                                              ----------
        Medical Instruments -- 1.5%
          Medtronic, Inc.............................. 27,600  1,335,012
                                                              ----------
        Medical Products -- 1.5%
          Johnson & Johnson........................... 19,900  1,290,913
                                                              ----------
        Medical-Biomedical/Gene -- 1.1%
          Genzyme Corp.+.............................. 13,300    991,382
                                                              ----------
        Medical-Drugs -- 4.2%
          Abbott Laboratories......................... 23,800  1,312,570
          Merck & Co., Inc............................ 29,600  1,123,320
          Pfizer, Inc................................. 62,050  1,298,707
                                                              ----------
                                                               3,734,597
                                                              ----------
        Metal-Aluminum -- 1.3%
          Alcoa, Inc.................................. 32,700  1,179,162
                                                              ----------
        Metal-Diversified -- 1.0%
          Freeport-McMoRan Copper & Gold, Inc.........  9,500    914,090
                                                              ----------
        Multimedia -- 2.0%
          News Corp., Class A......................... 95,100  1,783,125
                                                              ----------
        Networking Products -- 1.6%
          Cisco Systems, Inc.+........................ 57,500  1,385,175
                                                              ----------
        Non-Hazardous Waste Disposal -- 1.6%
          Waste Management, Inc....................... 43,200  1,449,792
                                                              ----------
        Oil Companies-Integrated -- 9.8%
          Chevron Corp................................ 26,100  2,227,896
          ConocoPhillips.............................. 29,700  2,263,437
          Exxon Mobil Corp............................ 25,000  2,114,500
          Marathon Oil Corp........................... 45,300  2,065,680
                                                              ----------
                                                               8,671,513
                                                              ----------
        Oil-Field Services -- 2.2%
          BJ Services Co.............................. 68,000  1,938,680
                                                              ----------
        Retail-Apparel/Shoe -- 1.4%
          American Eagle Outfitters, Inc.............. 72,100  1,262,471
                                                              ----------
        Telecom Equipment-Fiber Optics -- 1.1%
          Corning, Inc................................ 40,300    968,812
                                                              ----------
        Telecommunication Equipment -- 1.5%
          Harris Corp................................. 27,300  1,324,869
                                                              ----------
        Telephone-Integrated -- 4.7%
          AT&T, Inc................................... 72,900  2,792,070
          Verizon Communications, Inc................. 36,900  1,345,005
                                                              ----------
                                                               4,137,075
                                                              ----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                                   Shares/      Market
                                                                                  Principal     Value
                             Security Description                                  Amount      (Note 3)
--------------------------------------------------------------------------------------------------------
COMMON STOCK (continued)
Tobacco -- 2.2%
 Altria Group, Inc..............................................................      26,600  $   590,520
 Philip Morris International, Inc.+.............................................      26,600    1,345,428
                                                                                              -----------
                                                                                                1,935,948
                                                                                              -----------
Transport-Services -- 1.6%
 United Parcel Service, Inc., Class B...........................................      19,600    1,431,192
                                                                                              -----------
Web Portals/ISP -- 0.9%
 Google, Inc., Class A+.........................................................       1,800      792,846
                                                                                              -----------
Wireless Equipment -- 1.0%
 QUALCOMM, Inc..................................................................      22,500      922,500
                                                                                              -----------
Total Long-Term Investment Securities
   (cost $86,738,726)...........................................................               83,665,844
                                                                                              -----------
REPURCHASE AGREEMENT -- 2.9%
 State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $2,539,000).. $ 2,539,000    2,539,000
                                                                                              -----------
TOTAL INVESTMENTS
   (cost $89,277,726)(2)........................................................        97.4%  86,204,844
Other assets less liabilities...................................................         2.6    2,306,785
                                                                                 -----------  -----------
NET ASSETS                                                                             100.0% $88,511,629
                                                                                 ===========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

                  Federal Home Loan Mtg. Corp........... 6.2%
                  Repurchase Agreement.................. 4.9
                  Oil Companies-Integrated.............. 4.8
                  Diversified Manufacturing Operations.. 4.0
                  Diversified Financial Services........ 4.0
                  Federal National Mtg. Assoc........... 3.5
                  Electric-Integrated................... 3.5
                  Finance-Investment Banker/Broker...... 3.2
                  Aerospace/Defense..................... 2.8
                  Telephone-Integrated.................. 2.4
                  Medical-Drugs......................... 2.3
                  Computers............................. 2.2
                  Oil-Field Services.................... 2.1
                  Insurance-Multi-line.................. 1.9
                  Medical Products...................... 1.8
                  Cosmetics & Toiletries................ 1.8
                  United States Treasury Notes.......... 1.7
                  Investment Management/Advisor Services 1.5
                  Multimedia............................ 1.4
                  Special Purpose Entities.............. 1.4
                  Food-Misc............................. 1.4
                  Electronic Components-Semiconductors.. 1.3
                  Beverages-Non-alcoholic............... 1.2
                  Medical-Biomedical/Gene............... 1.2
                  Applications Software................. 1.2
                  Retail-Drug Store..................... 1.2
                  Banks-Fiduciary....................... 1.1
                  Banks-Super Regional.................. 1.1
                  Electric Products-Misc................ 1.0
                  Web Portals/ISP....................... 1.0
                  Commercial Services-Finance........... 1.0
                  Networking Products................... 0.9
                  Agricultural Chemicals................ 0.8
                  Retail-Discount....................... 0.8
                  Therapeutics.......................... 0.7
                  Tobacco............................... 0.7
                  Government National Mtg. Assoc........ 0.7
                  Oil Companies-Exploration & Production 0.7
                  Banks-Commercial...................... 0.7
                  Wireless Equipment.................... 0.7
                  Instruments-Scientific................ 0.7
                  Sovereign............................. 0.7
                  Brewery............................... 0.7
                  Metal-Aluminum........................ 0.6
                  Non-Hazardous Waste Disposal.......... 0.6
                  Insurance-Property/Casualty........... 0.6
                  Retail-Apparel/Shoe................... 0.6
                  Enterprise Software/Service........... 0.6
                  Cellular Telecom...................... 0.6
                  Pipelines............................. 0.5
                  Metal-Diversified..................... 0.5
                  Chemicals-Diversified................. 0.5
                  Medical Instruments................... 0.5
                  Savings & Loans/Thrifts............... 0.5
                  Telecom Equipment-Fiber Optics........ 0.5
                  Aerospace/Defense-Equipment........... 0.5
                  Oil & Gas Drilling.................... 0.4
                  Commercial Services................... 0.4
                  Data Processing/Management............ 0.4
                  Medical-HMO........................... 0.4
                  Electronics-Military.................. 0.4

                   Electronic Measurement Instruments..  0.4
                   Diversified Minerals................  0.4
                   Telecom Services....................  0.4
                   Electronic Forms....................  0.3
                   Real Estate Investment Trusts.......  0.3
                   X-Ray Equipment.....................  0.3
                   Transport-Air Freight...............  0.3
                   Retail-Office Supplies..............  0.3
                   Insurance-Life/Health...............  0.3
                   Entertainment Software..............  0.3
                   Medical-Generic Drugs...............  0.3
                   Retail-Regional Department Stores...  0.2
                   Transport-Rail......................  0.2
                   Office Automation & Equipment.......  0.2
                   Coal................................  0.2
                   E-Commerce/Services.................  0.2
                   Medical-Hospitals...................  0.2
                   Internet Infrastructure Software....  0.2
                   Banks-Money Center..................  0.2
                   Steel-Producers.....................  0.2
                   Casino Hotel........................  0.2
                   Electric-Generation.................  0.2
                   Rental Auto/Equipment...............  0.2
                   Retail-Consumer Electronics.........  0.2
                   Medical-Wholesale Drug Distribution.  0.2
                   Finance-Auto Loans..................  0.2
                   Cable TV............................  0.2
                   Computer Aided Design...............  0.2
                   Metal Processors & Fabrication......  0.1
                   Oil Refining & Marketing............  0.1
                   Radio...............................  0.1
                   Diagnostic Kits.....................  0.1
                   Diversified Operations..............  0.1
                   Broadcast Services/Program..........  0.1
                   Agricultural Operations.............  0.1
                   Beverages-Wine/Spirits..............  0.1
                   Real Estate Operations & Development  0.1
                   Finance-Commercial..................  0.1
                   Containers-Paper/Plastic............  0.1
                   Chemicals-Specialty.................  0.1
                   United States Treasury Bonds........  0.1
                   Paper & Related Products............  0.1
                   Retail-Restaurants..................  0.1
                   Airlines............................  0.1
                   Transport-Marine....................  0.1
                   Insurance Brokers...................  0.1
                   Industrial Automated/Robotic........  0.1
                   Independent Power Producer..........  0.1
                   Computer Services...................  0.1
                   Food-Retail.........................  0.1
                   Quarrying...........................  0.1
                   Finance-Consumer Loans..............  0.1
                   Home Decoration Products............  0.1
                   Gas-Distribution....................  0.1
                   Transport-Services..................  0.1
                   Cruise Lines........................  0.1
                   Auto-Cars/Light Trucks..............  0.1
                                                        ----
                                                        97.9%
                                                        ====

--------
* Calculated as a percentage of net assets

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)


                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 59.9%
        Aerospace/Defense -- 2.7%
          Boeing Co................................... 16,100 $1,197,357
          General Dynamics Corp.......................  7,400    616,938
          Lockheed Martin Corp........................  3,200    317,760
          Raytheon Co................................. 18,000  1,162,980
          Spirit Aerosystems Holdings, Inc., Class A+.  8,900    197,402
                                                              ----------
                                                               3,492,437
                                                              ----------
        Aerospace/Defense-Equipment -- 0.4%
          United Technologies Corp....................  7,200    495,504
                                                              ----------
        Agricultural Chemicals -- 0.7%
          Monsanto Co.................................  8,600    958,900
                                                              ----------
        Applications Software -- 1.2%
          Microsoft Corp.............................. 53,078  1,506,354
                                                              ----------
        Banks-Fiduciary -- 1.1%
          The Bank of New York Mellon Corp............ 33,516  1,398,623
                                                              ----------
        Banks-Super Regional -- 0.9%
          Bank of America Corp........................ 29,588  1,121,681
                                                              ----------
        Beverages-Non-alcoholic -- 1.2%
          PepsiCo, Inc................................ 22,000  1,588,400
                                                              ----------
        Brewery -- 0.6%
          Anheuser-Busch Cos., Inc.................... 17,700    839,865
                                                              ----------
        Casino Hotel -- 0.1%
          MGM Mirage, Inc.+...........................  2,546    149,628
                                                              ----------
        Cellular Telecom -- 0.3%
          NII Holdings, Inc.+......................... 13,200    419,496
                                                              ----------
        Chemicals-Diversified -- 0.4%
          E.I. du Pont de Nemours & Co................ 11,800    551,768
                                                              ----------
        Coal -- 0.2%
          Peabody Energy Corp.........................  6,100    311,100
                                                              ----------
        Commercial Services -- 0.4%
          AerCap Holdings NV+......................... 13,200    232,056
          Alliance Data Systems Corp.+................  7,000    332,570
                                                              ----------
                                                                 564,626
                                                              ----------
        Commercial Services-Finance -- 0.8%
          Global Payments, Inc........................ 13,100    541,816
          Visa, Inc., Class A+........................  7,150    445,874
                                                              ----------
                                                                 987,690
                                                              ----------
        Computer Aided Design -- 0.2%
          Autodesk, Inc.+.............................  6,144    193,413
                                                              ----------
        Computers -- 2.2%
          Apple, Inc.+................................  6,800    975,800
          Hewlett-Packard Co.......................... 17,800    812,748
          International Business Machines Corp........  4,900    564,186
          Research In Motion Ltd.+....................  4,000    448,920
                                                              ----------
                                                               2,801,654
                                                              ----------
        Cosmetics & Toiletries -- 1.7%
          Procter & Gamble Co......................... 32,200  2,256,254
                                                              ----------
        Data Processing/Management -- 0.4%
          Fiserv, Inc.+............................... 11,700    562,653
                                                              ----------

                                                               Market
                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         Diagnostic Kits -- 0.1%
           Inverness Medical Innovations, Inc.+......  5,800 $  174,580
                                                             ----------
         Diversified Manufacturing Operations -- 3.6%
           3M Co.....................................  8,900    704,435
           Danaher Corp.............................. 10,300    783,109
           Dover Corp................................ 11,790    492,586
           General Electric Co....................... 73,200  2,709,132
                                                             ----------
                                                              4,689,262
                                                             ----------
         Diversified Minerals -- 0.4%
           Cia Vale do Rio Doce ADR.................. 14,600    505,744
                                                             ----------
         E-Commerce/Services -- 0.2%
           eBay, Inc.+............................... 10,300    307,352
                                                             ----------
         Electric Products-Misc. -- 1.0%
           AMETEK, Inc............................... 12,134    532,804
           Emerson Electric Co....................... 14,100    725,586
                                                             ----------
                                                              1,258,390
                                                             ----------
         Electric-Integrated -- 1.9%
           FPL Group, Inc............................  9,700    608,578
           Public Service Enterprise Group, Inc...... 14,400    578,736
           Southern Co............................... 17,300    616,053
           Xcel Energy, Inc.......................... 30,100    600,495
                                                             ----------
                                                              2,403,862
                                                             ----------
         Electronic Components-Semiconductors -- 1.2%
           Broadcom Corp., Class A+.................. 12,100    233,167
           Intel Corp................................ 40,300    853,554
           Texas Instruments, Inc.................... 15,100    426,877
                                                             ----------
                                                              1,513,598
                                                             ----------
         Electronic Forms -- 0.3%
           Adobe Systems, Inc.+...................... 12,300    437,757
                                                             ----------
         Electronic Measurement Instruments -- 0.3%
           Agilent Technologies, Inc.+............... 14,200    423,586
                                                             ----------
         Electronics-Military -- 0.4%
           L-3 Communications Holdings, Inc..........  4,600    502,964
                                                             ----------
         Enterprise Software/Service -- 0.6%
           Oracle Corp.+............................. 37,800    739,368
                                                             ----------
         Entertainment Software -- 0.3%
           Electronic Arts, Inc.+....................  6,700    334,464
                                                             ----------
         Finance-Investment Banker/Broker -- 2.5%
           Citigroup, Inc............................ 37,788    809,419
           JPMorgan Chase & Co....................... 28,500  1,224,075
           Morgan Stanley............................ 18,200    831,740
           The Goldman Sachs Group, Inc..............  2,584    427,368
                                                             ----------
                                                              3,292,602
                                                             ----------
         Food-Misc. -- 1.3%
           General Mills, Inc........................ 13,200    790,416
           Kraft Foods, Inc., Class A................ 28,628    887,754
                                                             ----------
                                                              1,678,170
                                                             ----------
         Independent Power Producer -- 0.0%
           Mirant Corp.+.............................    186      6,769
                                                             ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                Market
                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Instruments-Scientific -- 0.7%
          Thermo Fisher Scientific, Inc.+............. 15,700 $  892,388
                                                              ----------
        Insurance-Multi-line -- 1.7%
          Assurant, Inc...............................  8,000    486,880
          Hartford Financial Services Group, Inc...... 10,700    810,739
          MetLife, Inc................................ 14,400    867,744
                                                              ----------
                                                               2,165,363
                                                              ----------
        Insurance-Property/Casualty -- 0.6%
          Chubb Corp.................................. 14,700    727,356
                                                              ----------
        Internet Infrastructure Software -- 0.2%
          Akamai Technologies, Inc.+.................. 10,200    287,232
                                                              ----------
        Investment Management/Advisor Services -- 1.4%
          Ameriprise Financial, Inc................... 15,300    793,305
          Invesco, Ltd................................ 44,400  1,081,584
                                                              ----------
                                                               1,874,889
                                                              ----------
        Medical Instruments -- 0.5%
          Medtronic, Inc.............................. 13,100    633,647
                                                              ----------
        Medical Products -- 1.8%
          Johnson & Johnson........................... 29,700  1,926,639
          Zimmer Holdings, Inc.+......................  5,900    459,374
                                                              ----------
                                                               2,386,013
                                                              ----------
        Medical-Biomedical/Gene -- 1.2%
          Celgene Corp.+..............................  7,100    435,159
          Genentech, Inc.+............................  6,600    535,788
          Genzyme Corp.+..............................  7,500    559,050
                                                              ----------
                                                               1,529,997
                                                              ----------
        Medical-Drugs -- 1.9%
          Abbott Laboratories......................... 17,900    987,185
          Merck & Co., Inc............................ 14,100    535,095
          Pfizer, Inc................................. 41,714    873,074
          Schering-Plough Corp........................  8,074    116,346
                                                              ----------
                                                               2,511,700
                                                              ----------
        Medical-Generic Drugs -- 0.2%
          Mylan, Inc.................................. 27,800    322,480
                                                              ----------
        Medical-HMO -- 0.4%
          UnitedHealth Group Inc...................... 15,100    518,836
                                                              ----------
        Medical-Wholesale Drug Distribution -- 0.2%
          Cardinal Health, Inc........................  4,300    225,793
                                                              ----------
        Metal-Aluminum -- 0.4%
          Alcoa, Inc.................................. 14,500    522,870
                                                              ----------
        Metal-Diversified -- 0.4%
          Freeport-McMoRan Copper & Gold, Inc.........  5,600    538,832
                                                              ----------
        Multimedia -- 1.0%
          News Corp., Class A......................... 67,714  1,269,638
                                                              ----------
        Networking Products -- 0.9%
          Cisco Systems, Inc.+........................ 46,800  1,127,412
                                                              ----------
        Non-Hazardous Waste Disposal -- 0.6%
          Waste Management, Inc....................... 21,800    731,608
                                                              ----------

                                                                Market
                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        Oil Companies-Exploration & Production -- 0.4%
          XTO Energy, Inc.............................  9,100 $  562,926
                                                              ----------
        Oil Companies-Integrated -- 4.7%
          Chevron Corp................................ 15,128  1,291,326
          ConocoPhillips.............................. 15,900  1,211,739
          Exxon Mobil Corp............................ 31,300  2,647,354
          Marathon Oil Corp........................... 19,400    884,640
                                                              ----------
                                                               6,035,059
                                                              ----------
        Oil-Field Services -- 2.5%
          BJ Services Co.............................. 31,200    889,512
          Global Industries, Ltd.+.................... 24,900    400,641
          Halliburton Co.............................. 14,600    574,218
          Schlumberger, Ltd...........................  9,050    787,350
          Transocean, Inc.+...........................  4,283    579,062
                                                              ----------
                                                               3,230,783
                                                              ----------
        Retail-Apparel/Shoe -- 0.6%
          American Eagle Outfitters, Inc.............. 43,300    758,183
                                                              ----------
        Retail-Consumer Electronics -- 0.2%
          Best Buy Co., Inc...........................  5,500    228,030
                                                              ----------
        Retail-Discount -- 0.7%
          Target Corp.................................  6,400    324,352
          Wal-Mart Stores, Inc........................ 11,100    584,748
                                                              ----------
                                                                 909,100
                                                              ----------
        Retail-Drug Store -- 1.0%
          CVS Caremark Corp........................... 31,361  1,270,434
                                                              ----------
        Retail-Office Supplies -- 0.3%
          Staples, Inc................................ 17,800    393,558
                                                              ----------
        Retail-Regional Department Stores -- 0.2%
          Kohl's Corp.+...............................  7,700    330,253
                                                              ----------
        Telecom Equipment-Fiber Optics -- 0.5%
          Corning, Inc................................ 26,000    625,040
                                                              ----------
        Telephone-Integrated -- 1.7%
          AT&T, Inc................................... 37,835  1,449,080
          Verizon Communications, Inc................. 19,100    696,195
                                                              ----------
                                                               2,145,275
                                                              ----------
        Therapeutics -- 0.7%
          Gilead Sciences, Inc.+...................... 18,700    963,611
                                                              ----------
        Tobacco -- 0.7%
          Altria Group, Inc........................... 12,700    281,940
          Philip Morris International, Inc.+.......... 12,700    642,366
                                                              ----------
                                                                 924,306
                                                              ----------
        Web Portals/ISP -- 1.0%
          Google, Inc., Class A+......................  2,400  1,057,128
          Yahoo!, Inc.+...............................  6,300    182,259
                                                              ----------
                                                               1,239,387
                                                              ----------
        Wireless Equipment -- 0.7%
          QUALCOMM, Inc............................... 21,850    895,850
                                                              ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                    Shares/    Market
                                                   Principal   Value
                  Security Description              Amount    (Note 3)
       ----------------------------------------------------------------
       COMMON STOCK (continued)
       X-Ray Equipment -- 0.3%
         Hologic, Inc.+...........................     7,500 $   417,000
                                                             -----------
       Total Common Stock
          (cost $75,203,206)......................            77,663,363
                                                             -----------
       PREFERRED STOCK -- 0.5%
       Banks-Money Center -- 0.1%
         Santander Finance Preferred SA(1)
          4.00%...................................     8,400     142,800
                                                             -----------
       Banks-Super Regional -- 0.1%
         Wachovia Capital Trust IX
          6.38%...................................     3,100      66,154
                                                             -----------
       Diversified Financial Services -- 0.2%
         General Electric Capital Corp.
          8.00%(2)................................    14,000     336,420
                                                             -----------
       Special Purpose Entity -- 0.1%
         Structured Repackaged Asset-Backed Trust
          Securities 3.00%(1).....................     9,200     157,320
                                                             -----------
       Total Preferred Stock
          (cost $853,994).........................               702,694
                                                             -----------
       ASSET BACKED SECURITIES -- 3.6%
       Diversified Financial Services -- 3.6%
         Banc of America Funding Corp.
          Series 2007-C, Class 5A1
          5.40% due 05/20/36(3)(6)................ $ 334,293     328,393
         Banc of America Funding Corp.
          Series 2006-J, Class 2A1
          5.89% due 01/20/47(3)(6)................   326,545     276,151
         Bear Stearns Commercial Mtg.
          Securities, Inc.
          Series 2007-PW15, Class A2
          5.21% due 02/11/44(5)...................   165,000     159,044
         Chase Mtg. Finance Corp.
          Series 2007-A2, Class 1A1
          4.67% due 07/25/37(3)(6)................   312,944     298,312
         Commercial Mtg. Pass Through Certs.
          Series 2004-LB2A, Class A3
          4.22% due 03/10/39(5)...................   674,000     657,933
         Countrywide Asset-Backed Certs.,
          Series 2006-S4, Class A3
          5.80% due 10/25/36(6)...................   920,000     552,000
         Countrywide Asset-Backed Certs.,
          Series 2006-S6, Class A3
          5.66% due 03/25/34(6)...................   928,000     556,800
         Ocwen Advance Receivables Backed
          Notes
          Series 2006-1A
          5.34% due 11/24/15*(11).................   350,000     308,000
         Providian Master Note Trust
          Series 2006-C1A, Class C1
          3.37% due 03/16/15*(1)..................   550,000     478,156
         Swift Master Auto Receivables Trust
          Series 2007-2, Class A
          3.47% due 10/15/12(1)...................   439,937     423,727

                                                                Market
                                                    Principal   Value
                   Security Description              Amount    (Note 3)
        ---------------------------------------------------------------
        Diversified Financial Services (continued)
          Wells Fargo Mtg. Backed Securities Trust
           Series 2006-AR17, Class A2
           5.84% due 10/25/36(1)(3)................ $ 413,346 $  395,733
          Wells Fargo Mtg. Backed Securities Trust
           Series 2006-AR12, Class 2A1
           6.10% due 09/25/36(3)(6)................   209,559    197,250
                                                              ----------
        Total Asset Backed Securities
           (cost $5,634,951).......................            4,631,499
                                                              ----------
        CORPORATE BONDS & NOTES -- 12.9%
        Aerospace/Defense -- 0.1%
          Lockheed Martin Corp.
           Senior Notes
           4.12% due 03/14/13......................    80,000     80,115
                                                              ----------
        Aerospace/Defense-Equipment -- 0.1%
          United Technologies Corp.
           Senior Notes
           4.88% due 05/01/15......................   124,000    126,190
                                                              ----------
        Agricultural Chemicals -- 0.1%
          Mosaic Global Holdings, Inc.
           Debentures
           7.38% due 08/01/18......................    10,000     10,200
          Terra Capital, Inc.
           Company Guar. Notes
           7.00% due 02/01/17......................    25,000     24,656
          The Mosaic Co.
           Senior Notes
           7.38% due 12/01/14*.....................    45,000     48,150
                                                              ----------
                                                                  83,006
                                                              ----------
        Agricultural Operations -- 0.1%
          Archer-Daniels-Midland Co.
           Senior Notes
           5.45% due 03/15/18......................    31,000     31,163
          Archer-Daniels-Midland Co.
           Senior Notes
           6.45% due 01/15/38......................    30,000     30,473
          Cargill, Inc.
           Senior Notes
           5.00% due 11/15/13*.....................   106,000    105,635
                                                              ----------
                                                                 167,271
                                                              ----------
        Airlines -- 0.1%
          American Airlines, Inc.
           Pass Through Certs.
           Series 2001-1, Class A-2
           6.82% due 05/23/11......................    70,000     65,975
          Northwest Airlines, Inc.
           Pass Through Certs.
           Series 2002-1 Class G2
           6.26% due 11/20/21......................    41,631     41,163
                                                              ----------
                                                                 107,138
                                                              ----------
        Auto-Cars/Light Trucks -- 0.0%
          Ford Motor Co.
           Debentures
           6.38% due 02/01/29......................    60,000     36,000

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                              Market
                                                   Principal  Value
                    Security Description            Amount   (Note 3)
           ----------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Auto-Cars/Light Trucks (continued)
             General Motors Corp.
              Debentures
              8.25% due 07/15/23.................. $ 40,000  $ 28,000
                                                             --------
                                                               64,000
                                                             --------
           Banks-Commercial -- 0.5%
             Colonial Bank NA
              Sub. Notes
              6.38% due 12/01/15..................   70,000    60,316
             First Maryland Capital II
              Company Guar. Notes
              4.09% due 02/01/27(1)...............  196,000   179,556
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13..................  120,000   121,358
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14..................   55,000    57,947
             SunTrust Bank
              Sub. Notes
              7.25% due 03/15/18..................   35,000    35,794
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16..................  120,000   117,208
             US Bank NA
              Notes
              3.90% due 08/15/08..................   38,000    38,025
                                                             --------
                                                              610,204
                                                             --------
           Banks-Fiduciary -- 0.0%
             The Bank of New York Mellon Corp.
              Senior Notes
              4.95% due 11/01/12..................   47,000    48,155
                                                             --------
           Banks-Super Regional -- 0.2%
             Bank of America Corp.
              Company Guar. Notes
              3.76% due 12/18/28(1)...............   80,000    60,761
             Fifth Third Bancorp
              Sub. Notes
              8.25% due 03/01/38..................   70,000    71,328
             Wells Fargo Bank NA
              Sub. Notes
              6.45% due 02/01/11..................   90,000    95,727
                                                             --------
                                                              227,816
                                                             --------
           Broadcast Services/Program -- 0.0%
             Nexstar Finance, Inc.
              Senior Sub. Notes
              7.00% due 01/15/14..................   35,000    30,144
                                                             --------
           Building-Residential/Commercial -- 0.0%
             D.R. Horton, Inc.
              Company Guar. Notes
              5.00% due 01/15/09..................   41,000    39,463
                                                             --------

                                                               Market
                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          -----------------------------------------------------------
          Cable TV -- 0.2%
            CCH I LLC
             Company Guar. Notes
             11.00% due 10/01/15................... $ 28,000  $ 19,250
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13...................   85,000    72,888
            Comcast Cable Communications LLC
             Senior Notes
             7.13% due 06/15/13....................   50,000    53,120
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18....................   50,000    48,702
                                                              --------
                                                               193,960
                                                              --------
          Casino Hotels -- 0.1%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14....................   95,000    81,225
            Turning Stone Resort Casino Enterprise
             Senior Notes
             9.13% due 09/15/14*...................   45,000    42,975
                                                              --------
                                                               124,200
                                                              --------
          Casino Services -- 0.0%
            Indianapolis Downs LLC
             Sec. Notes
             11.00% due 11/01/12*..................   30,000    26,100
                                                              --------
          Cellular Telecom -- 0.2%
            Centennial Communications Corp.
             Senior Notes
             10.48% due 01/01/13(1)................  100,000    87,000
            MetroPCS Wireless, Inc.
             Senior Notes
             9.25% due 11/01/14....................   50,000    46,000
            Nextel Communications, Inc.
             Company Guar. Notes
             5.95% due 03/15/14....................  100,000    74,000
            Rural Cellular Corp.
             Senior Sub. Notes
             6.08% due 06/01/13(1).................   15,000    15,000
            Rural Cellular Corp.
             Senior Notes
             8.99% due 11/01/12(1).................    5,000     5,000
                                                              --------
                                                               227,000
                                                              --------
          Chemicals-Diversified -- 0.1%
            E.I. Du Pont de Nemours & Co.
             Senior Notes
             4.88% due 04/30/14....................   38,000    38,508
            E.I. Du Pont de Nemours & Co.
             Senior Notes
             5.00% due 01/15/13....................   65,000    67,681
                                                              --------
                                                               106,189
                                                              --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                     Market
                                                          Principal  Value
                    Security Description                   Amount   (Note 3)
    -----------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Chemicals-Specialty -- 0.1%
      Huntsman International LLC
       Company Guar. Notes
       7.88% due 11/15/14................................ $ 60,000  $ 63,600
      Momentive Performance Materials, Inc.
       Senior Sub. Notes
       11.50% due 12/01/16...............................   85,000    64,706
                                                                    --------
                                                                     128,306
                                                                    --------
    Commercial Services-Finance -- 0.2%
      Credit Suisse New York
       Sub. Notes
       5.75% due 02/15/18................................   43,000    42,897
      The Western Union Co.
       Senior Notes
       5.40% due 11/17/11................................  161,000   164,920
                                                                    --------
                                                                     207,817
                                                                    --------
    Computer Services -- 0.1%
      Compucom Systems, Inc.
       Senior Sub. Notes
       12.50% due 10/01/15*..............................   30,000    28,050
      Computer Sciences Corp.
       Senior Notes
       3.50% due 04/15/08................................   65,000    64,985
                                                                    --------
                                                                      93,035
                                                                    --------
    Computers -- 0.0%
      Hewlett-Packard Co.
       Senior Notes
       4.50% due 03/01/13................................   45,000    45,652
                                                                    --------
    Containers-Paper/Plastic -- 0.1%
      Jefferson Smurfit Corp.
       Company Guar. Notes
       8.25% due 10/01/12................................   30,000    27,037
      Smurfit-Stone Container Enterprises, Inc.
       Senior Notes
       8.00% due 03/15/17................................  125,000   105,000
                                                                    --------
                                                                     132,037
                                                                    --------
    Cosmetics & Toiletries -- 0.0%
      Avon Products, Inc.
       Senior Notes
       5.75% due 03/01/18................................   30,000    30,543
                                                                    --------
    Data Processing/Management -- 0.1%
      Fiserv, Inc.
       Company Guar. Notes
       6.80% due 11/20/17................................   80,000    82,672
                                                                    --------
    Direct Marketing -- 0.0%
      Affinity Group, Inc.
       Senior Sub. Notes
       9.00% due 02/15/12................................   45,000    41,569
                                                                    --------
    Diversified Financial Services -- 0.2%
      American Express Travel Related Services Co., Inc.
       Senior Notes
       5.25% due 11/21/11*...............................   50,000    50,118

                                                                Market
                                                     Principal  Value
                    Security Description              Amount   (Note 3)
        ---------------------------------------------------------------
        Diversified Financial Services (continued)
          General Electric Capital Corp.
           Senior Notes
           5.65% due 06/09/14....................... $ 80,000  $ 82,896
          General Electric Capital Corp.
           Senior Notes
           5.88% due 01/14/38.......................   80,000    77,109
                                                               --------
                                                                210,123
                                                               --------
        Diversified Manufacturing Operations -- 0.3%
          Cooper, Inc.
           Senior Notes
           5.45% due 04/01/15.......................   80,000    80,737
          Danaher Corp.
           Senior Notes
           5.63% due 01/15/18.......................   54,000    56,111
          Dover Corp.
           Senior Notes
           5.45% due 03/15/18.......................   27,000    27,268
          Dover Corp.
           Senior Notes
           6.60% due 03/15/38.......................   64,000    66,041
          General Electric Co.
           Senior Notes
           5.25% due 12/06/17.......................   77,000    76,894
          Honeywell International, Inc.
           Senior Notes
           4.25% due 03/01/13.......................   56,000    56,567
                                                               --------
                                                                363,618
                                                               --------
        Diversified Operations -- 0.0%
          Capmark Financial Group, Inc.
           Company Guar. Notes
           5.88% due 05/10/12*......................   50,000    31,679
                                                               --------
        Electric-Generation -- 0.2%
          Bruce Mansfield Unit 1
           Pass Through Certs.
           6.85% due 06/01/34.......................  110,000   115,486
          The AES Corp.
           Senior Notes
           8.00% due 10/15/17.......................   60,000    60,750
          The AES Corp.
           Senior Notes
           8.88% due 02/15/11.......................   85,000    89,037
                                                               --------
                                                                265,273
                                                               --------
        Electric-Integrated -- 1.5%
          Centerpoint Energy, Inc.
           Senior Notes
           5.88% due 06/01/08.......................  140,000   140,213
          Commonwealth Edison Co.
           1st Mtg. Bonds
           5.95% due 08/15/16.......................   50,000    50,785
          Dominion Resources, Inc.
           Senior Notes
           5.75% due 05/15/08(2)....................  132,000   132,265
          Dominion Resources, Inc.
           Jr. Sub. Notes
           6.30% due 09/30/11(4)....................  109,000    99,684

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                            Market
                                                 Principal  Value
                    Security Description          Amount   (Note 3)
             ------------------------------------------------------
             CORPORATE BONDS & NOTES (continued)
             Electric-Integrated (continued)
               DTE Energy Co.
                Senior Notes
                7.05% due 06/01/11.............. $ 75,000  $ 80,211
               Duke Energy Indiana, Inc.
                Debentures
                5.00% due 09/15/13..............   60,000    60,374
               Entergy Louisiana LLC
                1st Mtg. Bonds
                5.83% due 11/01/10..............  195,000   194,543
               FirstEnergy Corp.
                Senior Notes
                6.45% due 11/15/11..............   66,060    69,149
               Florida Power & Light Co.
                1st Mtg. Notes
                5.55% due 11/01/17..............   96,000   100,496
               Illinois Power Co.
                Senior Sec. Notes
                6.13% due 11/15/17*.............   45,000    44,498
               Mackinaw Power LLC
                Sec. Notes
                6.30% due 10/31/23*.............  105,270   110,143
               Mirant Americas Generation LLC
                Senior Notes
                8.30% due 05/01/11..............   30,000    30,600
               Mirant Mid-Atlantic LLC
                Pass Through Certs.
                Series B
                9.13% due 06/30/17..............   40,254    44,531
               Nisource Finance Corp.
                Company Guar. Notes
                5.25% due 09/15/17..............   43,000    39,149
               Pacific Gas & Electric Co.
                Senior Notes
                4.80% due 03/01/14..............   45,000    45,390
               Pepco Holdings, Inc.
                Senior Notes
                6.45% due 08/15/12..............   55,000    58,604
               Potomac Electric Power Co.
                Senior Sec. Notes
                6.50% due 11/15/37..............   80,000    78,114
               PSEG Power LLC
                Company Guar. Notes
                5.00% due 04/01/14..............   67,000    65,209
               PSEG Power LLC
                Company Guar. Notes
                7.75% due 04/15/11..............   65,000    70,032
               Puget Sound Energy, Inc.
                Senior Notes
                5.20% due 10/01/15..............  212,000   207,716
               Sierra Pacific Power Co.
                Senior Sec. Bonds
                6.75% due 07/01/37..............   90,000    86,308
               Southern Energy, Inc.
                Notes
                7.90% due 07/15/09+(10)(11)(14).  150,000         0

                                                                 Market
                                                     Principal   Value
                  Security Description                Amount    (Note 3)
      ------------------------------------------------------------------
      Electric-Integrated (continued)
        Southern Power Co.
         Senior Notes
         4.88% due 07/15/15......................... $ 47,000  $   45,089
        Texas Competitive Electric Holdings Co. LLC
         Senior Notes
         10.25% due 11/01/15*.......................   60,000      59,775
                                                               ----------
                                                                1,912,878
                                                               ----------
      Electronic Components-Semiconductors -- 0.1%
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16........................   30,000      20,250
        National Semiconductor Corp.
         Senior Notes
         6.60% due 06/15/17.........................  100,000      99,106
        Spansion LLC
         Senior Sec. Notes
         6.20% due 06/01/13*(1).....................   10,000       6,750
                                                               ----------
                                                                  126,106
                                                               ----------
      Electronic Measurement Instruments -- 0.1%
        Agilent Technologies, Inc.
         Senior Notes
         6.50% due 11/01/17.........................   88,000      88,305
                                                               ----------
      Electronics-Military -- 0.0%
        L-3 Communications Corp.
         Company Guar. Notes
         6.38% due 10/15/15.........................   20,000      19,550
                                                               ----------
      Finance-Auto Loans -- 0.2%
        Ford Motor Credit Co. LLC
         Senior Notes
         7.38% due 10/28/09.........................  140,000     127,559
        General Motors Acceptance Corp.
         Senior Notes
         6.88% due 09/15/11.........................  120,000      91,844
        General Motors Acceptance Corp.
         Senior Notes
         6.88% due 08/28/12.........................    8,000       6,079
                                                               ----------
                                                                  225,482
                                                               ----------
      Finance-Commercial -- 0.1%
        Caterpillar Financial Services Corp.
         Senior Notes
         4.70% due 03/15/12.........................   65,000      66,419
        Transamerica Finance Corp.
         Senior Notes
         6.40% due 09/15/08.........................   75,000      76,146
                                                               ----------
                                                                  142,565
                                                               ----------
      Finance-Consumer Loans -- 0.1%
        John Deere Capital Corp.
         Senior Notes
         4.50% due 04/03/13.........................   42,000      41,931
        John Deere Capital Corp.
         Senior Notes
         5.35% due 04/03/18.........................   40,000      39,878
                                                               ----------
                                                                   81,809
                                                               ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                              Market
                                                   Principal  Value
                    Security Description            Amount   (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Finance-Investment Banker/Broker -- 0.7%
            Citigroup, Inc.
             Senior Notes
             5.00% due 09/15/14................... $ 40,000  $ 37,697
            Citigroup, Inc.
             Senior Notes
             5.85% due 07/02/13...................   93,000    94,360
            Citigroup, Inc.
             Global Sub. Notes
             6.00% due 10/31/33...................   40,000    34,176
            JPMorgan Chase & Co.
             Senior Notes
             5.38% due 01/15/14...................  120,000   122,954
            JPMorgan Chase & Co.
             Senior Notes
             6.00% due 01/15/18...................   44,000    45,884
            JPMorgan Chase & Co.
             Sub. Notes
             5.75% due 01/02/13...................   56,000    58,502
            Lehman Brothers Holdings, Inc.
             Sub. Notes
             6.50% due 07/19/17...................  110,000   104,461
            Lehman Brothers Holdings, Inc.
             Senior Notes
             8.80% due 03/01/15...................   26,000    27,990
            Morgan Stanley
             Senior Notes
             6.60% due 04/01/12...................   40,000    41,471
            Morgan Stanley
             Senior Notes
             6.63% due 04/01/18...................   67,000    67,024
            Merrill Lynch & Co., Inc.
             Senior Notes
             5.45% due 02/05/13...................   83,000    81,660
            Schwab Capital Trust I
             Company Guar. Bonds
             7.50% due 11/15/37(6)................   19,000    17,660
            The Bear Stearns Cos., Inc.
             Senior Notes
             4.50% due 10/28/10...................    6,000     5,655
            The Goldman Sachs Group, Inc.
             Senior Notes
             6.15% due 04/01/18...................  105,000   104,844
            The Goldman Sachs Group, Inc.
             Senior Notes
             6.75% due 10/01/37...................   31,000    28,840
                                                             --------
                                                              873,178
                                                             --------
          Finance-Mortgage Loan/Banker -- 0.0%
            Countrywide Financial Corp.
             Company Guar. Notes
             5.80% due 06/07/12...................    4,000     3,624
            Countrywide Financial Corp.
             Sub. Notes
             6.25% due 05/15/16...................   33,000    26,775
            Residential Capital LLC
             Company Guar. Notes
             8.50% due 04/17/13(2)................   60,000    29,100
                                                             --------
                                                               59,499
                                                             --------

                                                                   Market
                                                        Principal  Value
                    Security Description                 Amount   (Note 3)
      -------------------------------------------------------------------
      Food-Misc. -- 0.1%
        Kellogg Co.
         Senior Notes
         4.25% due 03/06/13............................  $40,000  $ 39,876
        Kraft Foods, Inc.
         Senior Notes
         6.13% due 02/01/18............................   90,000    89,943
                                                                  --------
                                                                   129,819
                                                                  --------
      Funeral Services & Related Items -- 0.0%
        Service Corp. International
         Senior Notes
         6.75% due 04/01/16............................   30,000    29,025
                                                                  --------
      Gambling (Non-Hotel) -- 0.0%
        Downstream Development Authority of the Quapaw
         Tribe of Oklahoma
         Senior Notes
         12.00% due 10/15/15*..........................   25,000    19,750
                                                                  --------
      Home Decoration Products -- 0.1%
        Newell Rubbermaid, Inc.
         Senior Notes
         5.50% due 04/15/13............................   80,000    80,438
                                                                  --------
      Home Furnishings -- 0.0%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14............................   25,000    20,500
        Simmons Co.
         Senior Disc. Notes
         10.00% due 12/15/14(2)........................   21,000    13,545
                                                                  --------
                                                                    34,045
                                                                  --------
      Hotel/Motel -- 0.0%
        Starwood Hotels & Resorts Worldwide, Inc.
         Senior Notes
         6.25% due 02/15/13............................   45,000    44,944
                                                                  --------
      Independent Power Producer -- 0.1%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16............................   90,000    88,200
                                                                  --------
      Industrial Automated/Robotic -- 0.1%
        Rockwell Automation, Inc.
         Debentures
         5.65% due 12/01/17............................   19,000    19,995
        Rockwell Automation, Inc.
         Debentures
         6.25% due 12/01/37............................   77,000    78,996
                                                                  --------
                                                                    98,991
                                                                  --------
      Insurance Brokers -- 0.1%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10............................   60,000    59,862
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09............................   40,000    40,719
                                                                  --------
                                                                   100,581
                                                                  --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Insurance-Life/Health -- 0.3%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*........................ $ 134,000 $ 139,791
         Cigna Corp
          Senior Notes
          6.35% due 03/15/18.........................    80,000    81,190
         Lincoln National Corp.
          Senior Notes
          5.65% due 08/27/12.........................    58,000    59,137
         Monumental Global Funding II
          Notes
          5.65% due 07/14/11*........................    66,000    69,144
                                                                ---------
                                                                  349,262
                                                                ---------
       Insurance-Property/Casualty -- 0.0%
         The Travelers Cos., Inc.
          Senior Notes
          6.25% due 06/15/37.........................    38,000    35,222
         W.R. Berkley Corp.
          Senior Sub. Notes
          6.25% due 02/15/37.........................     3,000     2,667
                                                                ---------
                                                                   37,889
                                                                ---------
       Investment Management/Advisor Services -- 0.1%
         LVB Acquisition Merger Sub, Inc.
          Senior Notes
          10.38% due 10/15/17*.......................    40,000    41,500
         LVB Acquisition Merger Sub, Inc.
          Senior Sub. Notes
          11.63% due 10/15/17*.......................    50,000    50,000
                                                                ---------
                                                                   91,500
                                                                ---------
       Medical-Drugs -- 0.3%
         Abbott Laboratories
          Senior Notes
          6.15% due 11/30/37.........................     8,000     8,266
         American Home Products Corp.
          Senior Notes
          6.95% due 03/15/11.........................   123,000   132,954
         Schering-Plough Corp.
          Senior Notes
          6.55% due 09/15/37.........................    57,000    54,893
         Wyeth
          Bonds
          5.50% due 02/01/14.........................   126,000   130,512
                                                                ---------
                                                                  326,625
                                                                ---------
       Medical-HMO -- 0.0%
         UnitedHealth Group, Inc.
          Senior Notes
          6.88% due 02/15/38.........................    37,000    35,352
                                                                ---------
       Medical-Hospitals -- 0.2%
         Community Health Systems, Inc.
          Company Guar. Notes
          8.88% due 07/15/15.........................    80,000    80,300
         HCA, Inc.
          Senior Notes
          6.25% due 02/15/13.........................    55,000    47,850

                                                              Market
                                                   Principal  Value
                    Security Description            Amount   (Note 3)
           ---------------------------------------------------------
           Medical-Hospitals (continued)
             HCA, Inc.
              Senior Notes
              9.13% due 11/15/14.................. $ 25,000  $ 25,750
             HCA, Inc.
              Senior Notes
              9.25% due 11/15/16..................  140,000   145,250
                                                             --------
                                                              299,150
                                                             --------
           Metal Processors & Fabrication -- 0.1%
             Commercial Metals Co.
              Senior Notes
              6.50% due 07/15/17..................   87,000    89,864
             Timken Co.
              Notes
              5.75% due 02/15/10..................   96,000    99,394
                                                             --------
                                                              189,258
                                                             --------
           Metal-Aluminum -- 0.2%
             Alcoa, Inc.
              Senior Notes
              6.00% due 01/15/12..................   60,000    62,294
             Alcoa, Inc.
              Senior Notes
              6.50% due 06/15/18..................  141,000   147,069
                                                             --------
                                                              209,363
                                                             --------
           Metal-Diversified -- 0.0%
             Freeport-McMoRan Copper & Gold, Inc.
              Senior Notes
              8.38% due 04/01/17..................   40,000    42,450
             Noranda Aluminium Acquisition Corp.
              Senior Notes
              8.74% due 05/15/15*.................   25,000    19,625
                                                             --------
                                                               62,075
                                                             --------
           Multimedia -- 0.5%
             Belo Corp.
              Senior Notes
              6.75% due 05/30/13..................   60,000    57,641
             Cox Enterprises, Inc.
              Notes
              7.88% due 09/15/10*.................  205,000   220,233
             News America, Inc.
              Company Guar. Bonds
              7.30% due 04/30/28..................   80,000    84,781
             Time Warner Cos, Inc.
              Company Guaranteed Notes
              7.25% due 10/15/17..................   71,000    73,514
             Time Warner Entertainment Co. LP
              Senior Notes
              8.38% due 07/15/33..................   99,000   111,393
             Viacom, Inc.
              Senior Notes
              6.88% due 04/30/36..................   50,000    48,148
                                                             --------
                                                              595,710
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Non-Hazardous Waste Disposal -- 0.0%
         Waste Management, Inc.
          Company Guar. Notes
          6.88% due 05/15/09......................... $ 56,000  $ 57,449
                                                                --------
       Office Automation & Equipment -- 0.2%
         IKON Office Solutions, Inc.
          Senior Notes
          7.75% due 09/15/15.........................   40,000    38,000
         Pitney Bowes, Inc.
          Senior Notes
          5.25% due 01/15/37.........................  194,000   192,005
         Pitney Bowes, Inc.
          Senior Notes
          5.75% due 09/15/17.........................   85,000    86,484
                                                                --------
                                                                 316,489
                                                                --------
       Oil Companies-Exploration & Production -- 0.2%
         Chesapeake Energy Corp.
          Company Guar. Notes
          7.50% due 09/15/13.........................  175,000   180,250
         Hilcorp Energy I LP
          Senior Notes
          7.75% due 11/01/15*........................   50,000    46,875
         Sabine Pass LNG LP
          Sec. Notes
          7.50% due 11/30/16.........................   75,000    72,375
                                                                --------
                                                                 299,500
                                                                --------
       Oil Companies-Integrated -- 0.1%
         Hess Corp.
          Bonds
          7.88% due 10/01/29.........................   80,000    94,939
         Marathon Oil Corp.
          Senior Notes
          5.90% due 03/15/18.........................   40,000    40,208
                                                                --------
                                                                 135,147
                                                                --------
       Oil Refining & Marketing -- 0.1%
         The Premcor Refining Group, Inc.
          Company Guar. Notes
          6.75% due 05/01/14.........................  180,000   188,935
                                                                --------
       Oil-Field Services -- 0.0%
         Allis-Chalmers Energy, Inc.
          Company Guar. Notes
          9.00% due 01/15/14.........................   15,000    13,650
                                                                --------
       Paper & Related Products -- 0.1%
         Bowater, Inc.
          Senior Notes
          6.50% due 06/15/13.........................   75,000    49,500
         Georgia-Pacific Corp.
          Company Guar. Notes
          7.00% due 01/15/15*........................   30,000    28,125
         Georgia-Pacific Corp.
          Company Guar. Notes
          7.13% due 01/15/17*........................   10,000     9,250
                                                                --------
                                                                  86,875
                                                                --------

                                                              Market
                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          Physicians Practice Management -- 0.0%
            US Oncology, Inc.
             Senior Sub. Notes
             10.75% due 08/15/14.................. $ 55,000  $ 54,313
                                                             --------
          Pipelines -- 0.4%
            CenterPoint Energy Resources Corp.
             Senior Notes
             7.75% due 02/15/11...................  130,000   140,443
            Copano Energy LLC
             Company Guar. Notes
             8.13% due 03/01/16...................   95,000    98,325
            Duke Energy Field Services LLC
             Senior Notes
             6.88% due 02/01/11...................   60,000    63,383
            Dynegy-Roseton Danskammer
             Pass Through Certs.
             Series B
             7.67% due 11/08/16...................   45,000    45,085
            Panhandle Eastern Pipeline Co.
             Senior Notes
             6.20% due 11/01/17...................   56,000    54,890
            Williams Cos., Inc.
             Senior Notes
             7.88% due 09/01/21...................   90,000    97,538
                                                             --------
                                                              499,664
                                                             --------
          Publishing-Periodicals -- 0.0%
            Dex Media West LLC
             Senior Notes
             8.50% due 08/15/10...................   20,000    19,450
            The Reader's Digest Association, Inc.
             Senior Sub. Notes
             9.00% due 02/15/17*..................   25,000    16,688
                                                             --------
                                                               36,138
                                                             --------
          Quarrying -- 0.1%
            Vulcan Materials Co.
             Senior Notes
             5.60% due 11/30/12...................   90,000    91,429
                                                             --------
          Radio -- 0.1%
            Chancellor Media Corp.
             Company Guar. Notes
             8.00% due 11/01/08...................  182,000   187,833
                                                             --------
          Real Estate Investment Trusts -- 0.3%
            AvalonBay Communities, Inc.
             Senior Notes
             5.75% due 09/15/16...................  110,000    99,383
            Health Care Property Investors, Inc.
             Senior Notes
             5.65% due 12/15/13...................  100,000    89,207
            Liberty Property LP
             Senior Notes
             5.63% due 10/01/17...................   45,000    42,738
            PPF Funding, Inc.
             Bonds
             5.35% due 04/15/12*..................   60,000    58,697

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                               Market
                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Real Estate Investment Trusts (continued)
            Reckson Operating Partnership LP
             Senior Notes
             6.00% due 03/31/16.................... $ 35,000  $ 29,941
            Simon Property Group LP
             Senior Notes
             5.38% due 08/28/08....................   40,000    40,038
            Vornado Realty LP
             Senior Notes
             4.50% due 08/15/09....................   60,000    58,764
                                                              --------
                                                               418,768
                                                              --------
          Recycling -- 0.0%
            Aleris International, Inc.
             Company Guar. Notes
             9.00% due 12/15/14....................   45,000    32,850
            Aleris International, Inc.
             Company Guar. Notes
             10.00% due 12/15/16...................   20,000    12,700
                                                              --------
                                                                45,550
                                                              --------
          Rental Auto/Equipment -- 0.2%
            ERAC USA Finance Co.
             Company Guar. Notes
             7.00% due 10/15/37*...................   90,000    73,986
            ERAC USA Finance Co.
             Company Guar. Notes
             7.35% due 06/15/08*...................  150,000   151,057
            United Rentals North America, Inc.
             Senior Sub. Notes
             7.75% due 11/15/13....................   40,000    32,600
                                                              --------
                                                               257,643
                                                              --------
          Research & Development -- 0.0%
            Alion Science and Technology Corp.
             Company Guar. Notes
             10.25% due 02/01/15...................   55,000    31,075
                                                              --------
          Retail-Discount -- 0.1%
            Target Corp.
             Senior Notes
             7.00% due 01/15/38....................   72,000    74,006
                                                              --------
          Retail-Drug Store -- 0.2%
            CVS Caremark Corp.
             Senior Notes
             6.25% due 06/01/27....................   54,000    53,815
            CVS Caremark Corp.
             Pass Through Certs.
             6.94% due 01/10/30*...................   58,830    62,204
            CVS Lease Pass Through Trust
             Pass Through Certs.
             6.04% due 12/10/28*...................  116,632   111,109
                                                              --------
                                                               227,128
                                                              --------
          Retail-Restaurants -- 0.1%
            McDonald's Corp.
             Senior Notes
             6.30% due 03/01/38....................   70,000    71,617

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        Retail-Restaurants (continued)
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14....................... $ 45,000  $ 40,725
                                                               --------
                                                                112,342
                                                               --------
        Savings & Loans/Thrifts -- 0.5%
          Independence Community Bank Corp.
           Sub. Notes
           3.50% due 06/20/13(4)....................   64,000    63,616
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10.......................  206,000   203,798
          Washington Mutual Bank
           Sub. Notes
           5.50% due 01/15/13.......................  138,000   109,710
          Washington Mutual Preferred Funding III
           Jr. Sub. Bonds
           6.90% due 06/15/12*(4)...................  100,000    56,000
          Washington Mutual, Inc.
           Senior Notes
           5.50% due 08/24/11.......................   75,000    64,500
          Western Financial Bank
           Senior Debentures
           9.63% due 05/15/12.......................  126,000   133,622
                                                               --------
                                                                631,246
                                                               --------
        Special Purpose Entities -- 0.7%
          BAE Systems Holdings, Inc.
           Company Guar. Bonds
           5.20% due 08/15/15*......................  175,000   177,353
          Capital One Capital IV
           Company Guar. Bonds
           6.75% due 02/17/32(4)....................   65,000    46,414
          Chukchansi Economic Development Authority
           Senior Notes
           8.00% due 11/15/13*......................   45,000    40,500
          Consolidated Communications
           Illinois/Texas Holdings, Inc.
           Senior Notes
           9.75% due 04/01/12.......................  159,000   166,751
          Goldman Sachs Capital III
           Company Guar. Bonds
           3.85% due 09/01/12(1)(7).................   97,000    61,110
          Hawker Beechcraft Acquisition Co.
           LLC/Hawker Beechcraft Notes Co.
           Senior Notes
           8.88% due 04/01/15.......................   10,000    10,225
          Hawker Beechcraft Acquisition Co.
           LLC/Hawker Beechcraft Notes Co.
           Senior Sub. Notes
           9.75% due 04/01/17.......................   25,000    24,875
          Hexion US Finance Corp.
           Company Guar. Notes
           9.75% due 11/15/14.......................   20,000    21,450
          KAR Holdings, Inc.
           Senior Notes
           7.24% due 05/01/14(1)....................   25,000    20,625

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                             Market
                                                  Principal  Value
                    Security Description           Amount   (Note 3)
            -------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Special Purpose Entities (continued)
              Norbord Delaware GP I
               Company Guar. Notes
               6.45% due 02/15/17*............... $ 49,000  $ 39,371
              Pricoa Global Funding I
               Notes
               5.30% due 09/27/13*...............  110,000   116,342
              Principal Life Global Funding I
               Sec. Notes
               5.25% due 01/15/13*...............  100,000   101,947
              Snoqualmie Entertainment Authority
               Sec. Notes
               9.13% due 02/01/15*...............   45,000    38,475
                                                            --------
                                                             865,438
                                                            --------
            Steel-Producers -- 0.2%
              International Steel Group, Inc.
               Senior Notes
               6.50% due 04/15/14................  130,000   133,844
              Reliance Steel & Aluminum Co.
               Company Guar. Notes
               6.85% due 11/15/36................   60,000    57,184
              Ryerson, Inc.
               Senior Sec. Notes
               10.61% due 11/01/14*(1)...........   50,000    45,000
              United States Steel Corp.
               Senior Notes
               7.00% due 02/01/18................   45,000    43,956
                                                            --------
                                                             279,984
                                                            --------
            Telecom Services -- 0.2%
              Bellsouth Telecommunications, Inc.
               Debentures
               7.00% due 12/01/95................  174,000   170,739
              Qwest Corp.
               Senior Notes
               7.50% due 10/01/14................   65,000    63,375
                                                            --------
                                                             234,114
                                                            --------
            Telephone-Integrated -- 0.5%
              AT&T Corp.
               Senior Notes
               7.30% due 11/15/11................   63,000    68,237
              BellSouth Corp.
               Senior Notes
               6.00% due 10/15/11................  200,000   209,244
              Cincinnati Bell, Inc.
               Company Guar. Notes
               7.00% due 02/15/15................   25,000    22,625
              Citizens Communications Co.
               Senior Notes
               7.13% due 03/15/19................   25,000    21,875
              GTE Northwest, Inc.
               Debentures
               5.55% due 10/15/08................   70,000    70,611
              Pacific Bell Telephone Co.
               Company Guar. Notes
               7.13% due 03/15/26................   80,000    82,811

                                                             Market
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
         -------------------------------------------------------------
         Telephone-Integrated (continued)
           Sprint Capital Corp.
            Company Guar. Notes
            6.90% due 05/01/19.................. $ 120,000 $    94,500
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12..................   102,000     107,274
                                                           -----------
                                                               677,177
                                                           -----------
         Television -- 0.0%
           ION Media Networks, Inc.
            Sec. Senior Notes
            10.51% due 01/15/13*(1).............    55,000      41,250
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11.................    25,000      15,688
                                                           -----------
                                                                56,938
                                                           -----------
         Transport-Air Freight -- 0.3%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15..................   366,911     403,602
                                                           -----------
         Transport-Rail -- 0.1%
           BNSF Funding Trust I
            Company Guar. Bonds
            6.61% due 01/15/26(4)...............   130,000     118,087
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18..................    59,000      58,226
                                                           -----------
                                                               176,313
                                                           -----------
         Transport-Services -- 0.1%
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13..................    75,000      68,813
                                                           -----------
         Travel Service -- 0.0%
           Travelport LLC
            Company Guar. Notes
            7.70% due 09/01/14(1)...............    25,000      20,250
                                                           -----------
         Total Corporate Bonds & Notes
            (cost $16,804,153)..................            16,792,433
                                                           -----------
         FOREIGN CORPORATE BONDS & NOTES -- 3.2%
         Banks-Commercial -- 0.2%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*.................    35,000      35,700
           Barclays Bank PLC
            Jr. Sub. Notes
            7.43% due 12/15/17*(4)..............    70,000      63,286
           BOI Capital Funding
            Bank Guar. Bonds
            6.11% due 02/04/16*(4)..............    50,000      38,057
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            3.86% due 12/30/09(1)(7)............   109,000      63,833

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                Market
                                                     Principal  Value
                    Security Description              Amount   (Note 3)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Banks-Commercial (continued)
          Royal Bank of Scotland Group PLC
           Jr. Sub. Notes
           6.99% due 10/05/17*(4)................... $ 100,000 $ 84,890
                                                               --------
                                                                285,766
                                                               --------
        Banks-Money Center -- 0.1%
          Mizuho Financial Group Cayman, Ltd.
           Bank Guar. Bonds
           8.38% due 04/27/09(7)....................   145,000  144,162
                                                               --------
        Beverages-Wine/Spirits -- 0.1%
          Diageo Capital PLC
           Company Guar. Notes
           5.75% due 10/23/17.......................    40,000   40,965
          Diageo Finance BV
           Company Guar. Notes
           3.88% due 04/01/11.......................   125,000  125,437
                                                               --------
                                                                166,402
                                                               --------
        Broadcast Services/Program -- 0.1%
          Grupo Televisa SA
           Senior Notes
           6.63% due 03/18/25.......................   139,000  138,882
                                                               --------
        Cellular Telecom -- 0.1%
          America Movil SAB de CV
           Company Guar. Bonds
           5.63% due 11/15/17.......................    70,000   69,203
                                                               --------
        Cruise Lines -- 0.1%
          Royal Caribbean Cruises, Ltd.
           Senior Notes
           7.00% due 06/15/13.......................    70,000   65,459
                                                               --------
        Diversified Manufacturing Operations -- 0.1%
          Bombardier, Inc.
           Senior Notes
           8.00% due 11/15/14*......................    25,000   25,750
          Siemens Financieringsmaatschappij NV
           Company Guar. Bonds
           6.13% due 08/17/26*......................    11,000   10,741
          Tyco International Group SA
           Company Guar. Notes
           6.00% due 11/15/13.......................   120,000  120,500
                                                               --------
                                                                156,991
                                                               --------
        Diversified Operations -- 0.1%
          Hutchison Whampoa Finance, Ltd.
           Company Guar. Notes
           7.50% due 08/01/27*......................   140,000  140,219
                                                               --------
        Electric-Integrated -- 0.1%
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37.......................    84,000   86,788
          Enel Finance International SA
           Company Guar. Notes
           6.25% due 09/15/17*......................    30,000   31,125
                                                               --------
                                                                117,913
                                                               --------

                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       Electronic Components-Misc. -- 0.0%
         NXP BV/NXP Funding LLC
          Company Guar. Notes
          9.50% due 10/15/15......................... $ 10,000  $  8,225
                                                                --------
       Food-Retail -- 0.1%
         Delhaize Group SA
          Senior Notes
          6.50% due 06/15/17.........................   90,000    92,943
                                                                --------
       Gas-Distribution -- 0.1%
         Nakilat, Inc.
          Sec. Notes
          6.07% due 12/31/33*........................   85,000    77,240
                                                                --------
       Insurance-Multi-line -- 0.3%
         Aegon NV
          Sub. Bonds
          4.21% due 07/15/14(1)(7)...................  156,000    87,516
         AXA SA
          Sub. Notes
          6.38% due 12/14/36*(4).....................   85,000    68,516
         ING Groep NV
          Bonds
          5.78% due 12/08/15(4)......................  225,000   191,694
                                                                --------
                                                                 347,726
                                                                --------
       Investment Companies -- 0.0%
         Xstrata Finance Canada, Ltd.
          Company Guar. Notes
          6.90% due 11/15/37*........................   40,000    38,662
                                                                --------
       Medical-Drugs -- 0.1%
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          6.83% due 12/01/13(1)......................   15,000    11,475
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          7.75% due 04/01/14.........................   55,000    33,550
         AstraZeneca PLC
          Senior Notes
          5.90% due 09/15/17.........................   35,000    36,997
         Elan Finance PLC
          Company Guar. Bonds
          7.75% due 11/15/11.........................   40,000    37,200
                                                                --------
                                                                 119,222
                                                                --------
       Metal-Aluminum -- 0.1%
         Alcan, Inc.
          Notes
          6.13% due 12/15/33.........................   75,000    71,680
                                                                --------
       Metal-Diversified -- 0.1%
         Inco, Ltd.
          Bonds
          7.20% due 09/15/32.........................   71,000    70,352
                                                                --------
       Oil Companies-Exploration & Production -- 0.0%
         OPTI Canada, Inc.
          Senior Sec. Notes
          7.88% due 12/15/14.........................   50,000    48,875
                                                                --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                                Market
                                                     Principal  Value
                    Security Description              Amount   (Note 3)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Oil-Field Services -- 0.0%
          Weatherford International, Ltd.
           Senior Notes
           7.00% due 03/15/38....................... $ 30,000  $ 30,455
                                                               --------
        Paper & Related Products -- 0.0%
          Abitibi-Consolidated, Inc.
           Notes
           8.55% due 08/01/10.......................   45,000    25,875
                                                               --------
        Pipelines -- 0.1%
          Enbridge, Inc.
           Bonds
           5.80% due 06/15/14.......................  183,000   185,547
                                                               --------
        Printing-Commercial -- 0.0%
          Quebecor World Capital Corp.
           Senior Notes
           8.75% due 03/15/16*+(8)(9)...............   30,000    14,250
                                                               --------
        Real Estate Operations & Development -- 0.1%
          Brascan Corp.
           Notes
           8.13% due 12/15/08.......................  157,000   161,211
                                                               --------
        Satellite Telecom -- 0.0%
          Intelsat Intermediate Holding Co., Ltd.
           Senior Disc. Notes
           9.25% due 02/01/15(2)....................   20,000    17,000
                                                               --------
        Special Purpose Entities -- 0.6%
          Aries Vermoegensverwaltungs GmbH
           Bonds
           9.60% due 10/25/14.......................  250,000   327,580
          Hybrid Capital Funding I LP
           Sub. Notes
           8.00% due 06/30/11(7)....................  286,000   194,480
          Rio Tinto Finance USA, Ltd.
           Notes
           2.63% due 09/30/08.......................   55,000    54,605
          SMFG Preferred Capital, Ltd.
           Sub. Bonds
           6.08% due 01/25/17*(4)...................  121,000    94,864
          SovRisc BV
           Notes
           4.63% due 10/31/08*......................  133,000   135,074
                                                               --------
                                                                806,603
                                                               --------
        Telecom Services -- 0.2%
          TELUS Corp.
           Notes
           8.00% due 06/01/11.......................  238,000   258,846
                                                               --------
        Telephone-Integrated -- 0.2%
          British Telecommunications PLC
           Senior Notes
           5.15% due 01/15/13.......................   59,000    58,142
          British Telecommunications PLC
           Bonds
           8.63% due 12/15/30.......................   71,000    88,180

                                                             Market
                                                 Principal   Value
                   Security Description           Amount    (Note 3)
           ----------------------------------------------------------
           Telephone-Integrated (continued)
             Telecom Italia Capital SA
              Company Guar. Bonds
              6.20% due 07/18/11................ $ 115,000 $  114,086
                                                           ----------
                                                              260,408
                                                           ----------
           Transport-Marine -- 0.1%
             DP World, Ltd.
              Bonds
              6.85% due 07/02/37*...............   121,000    103,185
                                                           ----------
           Transport-Rail -- 0.1%
             Canadian National Railway Co.
              Notes
              6.38% due 10/15/11................   130,000    140,264
                                                           ----------
           Total Foreign Corporate Bonds & Notes
              (cost $4,874,914).................            4,163,566
                                                           ----------
           FOREIGN GOVERNMENT AGENCIES -- 0.7%
           Sovereign -- 0.7%
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14...............   205,000    260,350
             Republic of Argentina
              Bonds
              3.09% due 08/03/12(1).............   230,000    122,475
             Republic of Argentina
              Notes
              8.28% due 12/31/33................    35,579     29,175
             Republic of Turkey
              Senior Notes
              11.88% due 01/15/30...............   180,000    265,725
             Republic of Venezuela
              Notes
              8.50% due 10/08/14................   100,000     92,750
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27................   100,000     95,000
                                                           ----------
           Total Foreign Government Agencies
              (cost $868,543)...................              865,475
                                                           ----------
           U.S. GOVERNMENT AGENCIES -- 10.4%
           Federal Home Loan Mtg. Corp. -- 6.2%
             4.50% due 01/15/34.................   620,000    603,954
             5.00% due 11/15/28.................   304,000    310,867
             5.00% due 09/15/31.................   390,000    393,599
             5.00% due 05/01/34.................   792,412    786,370
             5.00% due 06/01/34.................   755,318    749,560
             5.00% due 10/15/34.................   615,000    598,030
             5.00% due 07/01/35.................   102,194    101,350
             5.00% due 10/01/35.................   544,549    540,049
             5.00% due 11/01/35.................   344,390    341,544
             5.00% due 11/01/36.................    32,215     31,932
             5.50% due 07/01/34.................   486,879    492,865
             5.81% due 01/01/37(1)..............   652,397    661,397
             5.96% due 10/01/36(1)..............   565,806    576,198
             6.00% due 12/01/33.................    88,586     91,400
             6.00% due 10/01/37.................   374,914    384,804
             6.50% due 03/01/36.................   261,142    271,124

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                              Market
                                                 Principal    Value
                  Security Description            Amount     (Note 3)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
           6.50% due 05/01/36................... $  8,102  $      8,411
           7.00% due 04/01/32...................  143,171       151,571
          Federal Home Loan Mtg. Corp.
           REMIC Series 3312, Class LB
           5.50% due 11/15/25(3)................  650,000       676,867
          Series 3349, Class HB
           5.50 due 06/15/31(3).................  232,000       238,362
                                                           ------------
                                                              8,010,254
                                                           ------------
        Federal National Mtg. Assoc. -- 3.5%
          5.00% due 08/01/18....................  157,456       159,688
          5.00% due 11/25/30....................  385,000       387,788
          5.00% due 10/01/35....................  424,222       420,493
          5.00% due 06/01/37....................  332,629       329,481
          5.00% due 07/01/37....................  126,789       125,589
          5.50% due 11/01/22....................  273,555       279,489
          5.50% due 12/01/33....................  894,561       905,969
          5.50% due 02/01/36(1).................  290,513       296,514
          5.50% due 11/01/36....................  273,735       276,664
          6.00% due 12/01/33....................   81,070        83,469
          6.00% due 11/01/36....................  575,900       584,713
          6.50% due 09/01/32....................  256,136       267,013
          6.50% due 07/01/36....................  108,723       112,704
          6.50% due 10/01/37....................  354,222       367,167
                                                           ------------
                                                              4,596,741
                                                           ------------
        Government National Mtg. Assoc. -- 0.7%
          5.50% due 05/15/33....................  440,990       450,809
          5.50% due 12/15/33....................  331,048       338,419
          7.50% due 01/15/32....................  117,870       126,990
                                                           ------------
                                                                916,218
                                                           ------------
        Total U.S. Government Agencies
           (cost $13,374,947)...................             13,523,213
                                                           ------------
        U.S. GOVERNMENT TREASURIES -- 1.8%
          United States Treasury Bonds -- 0.1%
           4.75% due 02/15/37...................  110,000       118,310
                                                           ------------
          United States Treasury Notes -- 1.7%
           2.75% due 02/28/13...................   45,000        45,619
           2.88% due 01/31/13...................  696,000       709,431
           3.50% due 02/15/18...................   97,000        97,561
           4.25% due 11/15/17...................  450,000       480,129
           4.50% due 02/15/16...................  101,000       111,179
           4.88% due 06/30/09...................  700,000       728,437
                                                           ------------
                                                              2,172,356
                                                           ------------
        Total U.S. Government Treasuries
           (cost $2,281,906)....................              2,290,666
                                                           ------------
        Total Long-Term Investment Securities
           (cost $119,896,614)..................            120,632,909
                                                           ------------

                                                                   Market
                                                    Principal      Value
                Security Description                 Amount       (Note 3)
    -----------------------------------------------------------------------
    REPURCHASE AGREEMENT -- 4.9%
      Agreement with State Street Bank & Trust
       Co., bearing interest at 0.50%, dated
       03/31/08, to be repurchased 04/01/08 in
       the amount of $1,036,014 and
       collateralized by $1,015,000 of United
       States Treasury Notes, bearing interest at
       5.00% due 07/31/08 and having an
       approximate value of $1,056,869............ $ 1,036,000  $  1,036,000
      State Street Bank & Trust Co. Joint
       Repurchase Agreement(12)...................   5,342,000     5,342,000
                                                                ------------
    Total Repurchase Agreements
       (cost $6,378,000)..........................   6,378,000     6,378,000
                                                                ------------
    TOTAL INVESTMENTS
       (cost $126,274,614)(13)....................        97.9%  127,010,909
    Other assets less liabilities.................         2.1     2,668,719
                                                   -----------  ------------
    NET ASSETS --                                        100.0% $129,679,628
                                                   ===========  ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $4,075,860 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)  Collateralized Mortgage Obligation
(4) Variable Rate Security -- the rate reflected is as of March 31, 2008, maturity date reflects next reset date.
(5)  Commercial Mortgage Backed Security
(6) Variable Rate Security -- the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date. .
(7)  Perpetual maturity -- maturity date reflects the next call date.
(8)  Company has filed Chapter 11 bankruptcy protection.
(9)  Bond in default
(10) Illiquid Security
(11) Fair valued security; see Note 3.
(12) See Note 3 for details of Joint Repurchase Agreement.
(13) See Note 7 for cost of investment on a tax basis.
(14) To the extent permitted by the Statement of Additional information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2008, the Balanced Assets Fund held the following restricted securities:

                                                             Market
                                                              Value   % of
                    Acquisition Principal Acquisition Market Per Par  Net
    Name               Date      Amount      Cost     Value  Amount  Assets
    ----            ----------- --------- ----------- ------ ------- ------
    Southern Energy
     7.90% due
     7/15/2009..... 01/10/2006   150,000      $0        $0     $0     0.00%

ADR --American Depository Receipt
REMIC --Real Estate Mortgage Investments Conducts

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

            Banks-Commercial.................................. 10.3%
            Oil Companies-Integrated..........................  5.8
            Steel-Producers...................................  3.7
            Cellular Telecom..................................  3.6
            Electric-Integrated...............................  3.6
            Chemicals-Diversified.............................  3.6
            Agricultural Chemicals............................  3.4
            Insurance-Multi-line..............................  3.4
            Medical-Drugs.....................................  3.3
            Food-Misc.........................................  3.0
            Medical Products..................................  2.9
            Food-Retail.......................................  2.8
            Machinery-General Industrial......................  2.8
            Diversified Minerals..............................  2.7
            Telephone-Integrated..............................  2.5
            Coal..............................................  2.4
            Building & Construction-Misc......................  2.1
            Index Fund........................................  2.0
            Building-Heavy Construction.......................  2.0
            Retail-Apparel/Shoe...............................  1.8
            Oil-Field Services................................  1.6
            Dialysis Centers..................................  1.5
            Electric Products-Misc............................  1.5
            Medical-Generic Drugs.............................  1.3
            Transport-Marine..................................  1.3
            Medical-Wholesale Drug Distribution...............  1.3
            Import/Export.....................................  1.2
            Tobacco...........................................  1.2
            Insurance-Reinsurance.............................  1.2
            Diversified Financial Services....................  1.2
            Miscellaneous Manufacturing.......................  1.1
            Gas-Distribution..................................  1.1
            Engineering/R&D Services..........................  1.1
            Audio/Video Products..............................  1.1
            Electronic Components-Misc........................  1.1
            Computer Services.................................  1.1
            Insurance-Life/Health.............................  1.1
            Satellite Telecom.................................  1.0
            Insurance-Property/Casualty.......................  1.0
            Enterprise Software/Service.......................  1.0
            Machinery-Material Handling.......................  1.0
            Toys..............................................  0.9
            Metal-Diversified.................................  0.7
            Retail-Jewelry....................................  0.7
            Auto-Cars/Light Trucks............................  0.6
            Repurchase Agreement..............................  0.6
            Non-Ferrous Metals................................  0.6
            Telecom Services..................................  0.6
            Real Estate Operations & Development..............  0.6
            Metal Processors & Fabrication....................  0.6
            Paper & Related Products..........................  0.4
                                                               ----
                                                               99.0%
                                                               ====

--------
* Calculated as a percentage of net assets
Country Allocation*

            United Kingdom.................................... 14.3%
            Japan............................................. 13.7
            Germany........................................... 12.0
            Switzerland.......................................  5.9
            France............................................  4.7
            Norway............................................  4.5
            Spain.............................................  4.3
            Australia.........................................  4.2
            South Korea.......................................  3.5
            Italy.............................................  3.0
            Hong Kong.........................................  2.9
            Greece............................................  2.8
            Israel............................................  2.5
            Mexico............................................  2.4
            South Africa......................................  2.1
            Brazil............................................  2.1
            United States.....................................  1.9
            Sweden............................................  1.8
            Luxembourg........................................  1.4
            Canada............................................  1.4
            Taiwan............................................  1.1
            Thailand..........................................  1.1
            Russia............................................  0.9
            China.............................................  0.8
            Egypt.............................................  0.8
            Bermuda...........................................  0.6
            India.............................................  0.6
            Cayman Islands....................................  0.6
            Indonesia.........................................  0.6
            Singapore.........................................  0.5
                                                               ----
                                                               99.0%
                                                               ====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)

                                                                Market
                                                                 Value
                   Security Description               Shares  (Note 3)(1)
      ------------------------------------------------------------------
      COMMON STOCK -- 96.4%
      Australia -- 4.2%
        BHP Billiton, Ltd............................  32,500 $ 1,067,800
        Boart Longyear Group......................... 738,600   1,239,706
        CSL, Ltd.....................................  28,600     964,736
        Woolworths, Ltd..............................  47,680   1,266,897
                                                              -----------
                                                                4,539,139
                                                              -----------
      Bermuda -- 0.6%
        Nine Dragons Paper Holdings, Ltd............. 461,000     377,968
        Peace Mark Holdings, Ltd..................... 294,000     264,881
                                                              -----------
                                                                  642,849
                                                              -----------
      Brazil -- 2.1%
        Banco Do Brasil SA...........................  39,700     522,863
        Petroleo Brasileiro SA ADR...................  16,700   1,705,237
                                                              -----------
                                                                2,228,100
                                                              -----------
      Canada -- 1.4%
        Barrick Gold Corp............................  15,100     660,225
        Suncor Energy, Inc...........................   8,500     821,555
                                                              -----------
                                                                1,481,780
                                                              -----------
      Cayman Islands -- 0.6%
        Hengan International Group Co., Ltd.......... 184,000     630,868
                                                              -----------
      China -- 0.8%
        China Coal Energy Co.+....................... 498,200     877,625
                                                              -----------
      Egypt -- 0.8%
        Orascom Construction Industries GDR..........   5,500     823,954
                                                              -----------
      France -- 4.1%
        Alstom.......................................   7,000   1,520,595
        Suez SA......................................  28,600   1,879,027
        Vinci SA.....................................  15,200   1,100,720
                                                              -----------
                                                                4,500,342
                                                              -----------
      Germany -- 12.0%
        Allianz SE...................................   6,400   1,268,999
        Bayer AG.....................................  33,300   2,667,254
        E.ON AG......................................  10,800   1,998,418
        Fresenius Medical Care AG....................  33,100   1,664,529
        MAN AG.......................................  11,200   1,486,295
        Merck KGaA...................................  11,200   1,380,833
        Muenchener Rueckversicherungs-Gesellschaft
         AG..........................................   6,600   1,290,169
        Stada Arzneimittel AG........................  16,600   1,208,780
                                                              -----------
                                                               12,965,277
                                                              -----------
      Greece -- 2.8%
        Alapis Holding Industrial and Commercial SA+. 394,700   1,356,253
        National Bank of Greece SA...................  31,759   1,686,158
                                                              -----------
                                                                3,042,411
                                                              -----------
      Hong Kong -- 2.9%
        Cheung Kong Holdings, Ltd....................  43,945     632,236
        China Mobile Ltd ADR.........................  17,400   1,305,174
        Hong Kong & China Gas Co., Ltd............... 413,500   1,249,198
        Peregrine Investments Holdings, Ltd.+(2)(3)..  91,000           0
                                                              -----------
                                                                3,186,608
                                                              -----------

                                                                Market
                                                                 Value
                  Security Description               Shares   (Note 3)(1)
       -----------------------------------------------------------------
       India -- 0.6%
         Bharti Airtel, Ltd.+.....................     31,200 $   638,274
                                                              -----------
       Indonesia -- 0.5%
         PT Bakrie and Brothers Tbk+.............. 10,059,500     561,563
                                                              -----------
       Israel -- 2.5%
         Israel Chemicals, Ltd....................     86,300   1,207,596
         Teva Pharmaceutical Industries, Ltd. ADR.     31,500   1,454,985
                                                              -----------
                                                                2,662,581
                                                              -----------
       Italy -- 3.0%
         Saipem SpA...............................     44,000   1,779,153
         UniCredito Italiano SpA..................    225,100   1,504,784
                                                              -----------
                                                                3,283,937
                                                              -----------
       Japan -- 13.7%
         Aioi Insurance Co., Ltd..................    187,000   1,052,574
         Japan Steel Works, Ltd...................     60,000   1,042,801
         Japan Tobacco, Inc.......................        266   1,333,704
         JFE Holdings, Inc........................     19,300     869,772
         Kawasaki Kisen Kaisha, Ltd...............     92,000     911,111
         Marubeni Corp............................    184,000   1,367,455
         Matsushita Electric Industrial Co., Ltd..     57,000   1,238,509
         Mitsui Matsushima Co., Ltd...............    399,000     866,924
         Nihon Nohyaku Co., Ltd...................    106,000     991,430
         Nintendo Co., Ltd........................      1,800     932,466
         Sumitomo Metal Mining Co., Ltd...........     54,000   1,012,198
         Sumitomo Mitsui Financial Group, Inc.....        128     845,145
         Tokyo Steel Manufacturing Co., Ltd.......     53,700     740,992
         Toyo Tanso Co., Ltd......................     10,500     985,897
         Toyota Motor Corp........................     13,900     700,517
                                                              -----------
                                                               14,891,495
                                                              -----------
       Luxembourg -- 1.4%
         ArcelorMittal............................     18,700   1,531,247
                                                              -----------
       Mexico -- 2.4%
         Axtel SAB de CV+.........................    748,200   1,609,901
         Empresas ICA SAB de CV+..................    173,400   1,034,429
                                                              -----------
                                                                2,644,330
                                                              -----------
       Norway -- 4.5%
         DnB NOR ASA..............................    116,900   1,781,687
         Statoil ASA..............................     44,000   1,323,044
         Yara International ASA...................     30,500   1,772,659
                                                              -----------
                                                                4,877,390
                                                              -----------
       Russia -- 0.9%
         Uralkali+................................     23,800     975,587
         Uralkali GDR+............................        216       8,856
                                                              -----------
                                                                  984,443
                                                              -----------
       Singapore -- 0.5%
         Cosco Corp. Singapore, Ltd...............    192,700     522,245
                                                              -----------
       South Africa -- 2.1%
         Exxaro Resources, Ltd....................     66,200     903,562
         Murray & Roberts Holdings, Ltd...........    120,300   1,417,263
                                                              -----------
                                                                2,320,825
                                                              -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)

                                                               Market
                                                                Value
                 Security Description               Shares   (Note 3)(1)
      ------------------------------------------------------------------
      COMMON STOCK (continued)
      South Korea -- 3.5%
        Hyundai Steel Co.+.......................     12,100 $    848,629
        LG Electronics, Inc......................     12,700    1,632,170
        Shinhan Financial Group Co., Ltd.........     24,400    1,289,266
                                                             ------------
                                                                3,770,065
                                                             ------------
      Spain -- 4.3%
        Banco Santander Central Hispano SA.......    114,100    2,273,307
        Indra Sistemas SA........................     42,100    1,212,327
        Telefonica SA............................     39,300    1,129,216
                                                             ------------
                                                                4,614,850
                                                             ------------
      Sweden -- 1.8%
        Hennes & Mauritz AB, Class B.............     31,500    1,937,947
                                                             ------------
      Switzerland -- 5.9%
        Compagnie Financiere Richemont SA........     12,500      701,960
        Nestle SA................................      6,500    3,249,430
        Zurich Financial Services AG.............      7,600    2,395,609
                                                             ------------
                                                                6,346,999
                                                             ------------
      Taiwan -- 1.1%
        Hon Hai Precision Industry Co., Ltd. GDR.    108,000    1,215,000
                                                             ------------
      Thailand -- 1.1%
        Bangkok Bank PCL.........................    276,000    1,187,225
                                                             ------------
      United Kingdom -- 14.3%
        Autonomy Corp PLC+.......................     57,311    1,044,530
        BP PLC...................................    241,900    2,449,319
        HSBC Holdings PLC........................     80,000    1,317,593
        Inmarsat PLC.............................    123,700    1,090,457
        Prudential PLC...........................     87,300    1,152,764
        Rio Tinto PLC............................      7,300      757,938
        Smith & Nephew PLC.......................    191,612    2,534,251
        Tesco PLC................................    231,700    1,750,155
        Vodafone Group PLC.......................    880,500    2,636,530
        Xstrata PLC..............................     11,700      819,316
                                                             ------------
                                                               15,552,853
                                                             ------------
      United States -- 0.0%
        SoftBrands, Inc.+........................         40           41
                                                             ------------
      Total Common Stock
         (cost $100,610,184).....................             104,462,263
                                                             ------------
      EXCHANGE TRADED FUNDS -- 1.9%
      United States -- 1.3%
        iShares MSCI Canada Index Fund...........     46,700    1,415,010
      France -- 0.6%
        streetTRACKS MSCI Europe+................      3,900      729,365
                                                             ------------
      Total Exchange Traded Funds
         (cost $2,101,421).......................               2,144,375
                                                             ------------
      RIGHTS+ -- 0.1%
      Indonesia -- 0.1%
        PT Bakrie and Brothers Tbk
         Expires 04/25/08
         (cost $0)............................... 59,854,025       65,023
                                                             ------------
      Total Long-Term Investment Securities
         (cost $102,711,605).....................             106,671,661
                                                             ------------

                                                                  Market
                                                     Principal     Value
                 Security Description                 Amount    (Note 3)(1)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 0.6%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.50%, dated 03/31/08, to
      be repurchased 04/01/08 in the amount of
      $681,009 and collateralized by $600,000 of
      United States Treasury Bonds bearing
      interest at 5.38% due 02/15/31 and having
      an approximate value of $694,853
      (cost $681,000)............................... $ 681,000  $    681,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $103,392,605)(4)........................      99.0%  107,352,661
   Other assets less liabilities....................       1.0     1,043,892
                                                     ---------  ------------
   NET ASSETS --                                         100.0% $108,396,553
                                                     =========  ============

--------
+    Non-income producing security
(1) A substantial number of the Fund's holdings were valued using the fair value procedures at March 31, 2008. At March 31, 2008, the aggregate value of these securities was $97,767,817 representing 89.8% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  Fair valued security. See Note 3.
(3)  Illiquid security
(4)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt
GDR --Global Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

            Oil Companies-Integrated.......................... 12.4%
            Repurchase Agreement..............................  7.8
            Finance-Investment Banker/Broker..................  7.1
            Electric-Integrated...............................  6.0
            Diversified Manufacturing Operations..............  5.7
            Telephone-Integrated..............................  5.4
            Aerospace/Defense.................................  5.2
            Medical-Drugs.....................................  5.0
            Insurance-Multi-line..............................  4.2
            Food-Misc.........................................  4.2
            Investment Management/Advisor Services............  4.1
            Oil-Field Services................................  3.2
            Banks-Super Regional..............................  2.8
            Tobacco...........................................  2.3
            Cosmetics & Toiletries............................  2.3
            Brewery...........................................  2.1
            Multimedia........................................  2.0
            Banks-Fiduciary...................................  2.0
            Medical Products..................................  2.0
            Non-Hazardous Waste Disposal......................  1.8
            Insurance-Property/Casualty.......................  1.8
            Chemicals-Diversified.............................  1.4
            Metal-Aluminum....................................  1.3
            Retail-Apparel/Shoe...............................  1.3
            Metal-Diversified.................................  1.0
                                                               ----
                                                               94.4%
                                                               ====

--------
* Calculated as a percentage of net assets

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)

                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 86.6%
       Aerospace/Defense -- 5.2%
         Boeing Co...................................  45,400 $ 3,376,398
         General Dynamics Corp.......................  31,600   2,634,492
         Raytheon Co.................................  44,000   2,842,840
                                                              -----------
                                                                8,853,730
                                                              -----------
       Banks-Fiduciary -- 2.0%
         The Bank of New York Mellon Corp............  80,083   3,341,864
                                                              -----------
       Banks-Super Regional -- 2.8%
         Bank of America Corp........................ 125,900   4,772,869
                                                              -----------
       Brewery -- 2.1%
         Anheuser-Busch Cos., Inc....................  75,200   3,568,240
                                                              -----------
       Chemicals-Diversified -- 1.4%
         E.I. du Pont de Nemours & Co................  50,100   2,342,676
                                                              -----------
       Cosmetics & Toiletries -- 2.3%
         Procter & Gamble Co.........................  55,000   3,853,850
                                                              -----------
       Diversified Manufacturing Operations -- 5.7%
         3M Co.+.....................................  37,800   2,991,870
         General Electric Co......................... 181,800   6,728,418
                                                              -----------
                                                                9,720,288
                                                              -----------
       Electric-Integrated -- 6.0%
         FPL Group, Inc..............................  41,500   2,603,710
         Public Service Enterprise Group, Inc........  61,600   2,475,704
         Southern Co.................................  73,700   2,624,457
         Xcel Energy, Inc............................ 128,200   2,557,590
                                                              -----------
                                                               10,261,461
                                                              -----------
       Finance-Investment Banker/Broker -- 7.1%
         Citigroup, Inc.............................. 161,100   3,450,762
         JPMorgan Chase & Co......................... 121,400   5,214,130
         Morgan Stanley..............................  77,300   3,532,610
                                                              -----------
                                                               12,197,502
                                                              -----------
       Food-Misc. -- 4.2%
         General Mills, Inc..........................  56,300   3,371,244
         Kraft Foods, Inc., Class A.................. 121,857   3,778,785
                                                              -----------
                                                                7,150,029
                                                              -----------
       Insurance-Multi-line -- 4.2%
         Hartford Financial Services Group, Inc......  45,800   3,470,266
         MetLife, Inc................................  61,300   3,693,938
                                                              -----------
                                                                7,164,204
                                                              -----------
       Insurance-Property/Casualty -- 1.8%
         Chubb Corp..................................  62,500   3,092,500
                                                              -----------
       Investment Management/Advisor Services -- 4.1%
         Ameriprise Financial, Inc...................  65,300   3,385,805
         Invesco, Ltd................................ 147,100   3,583,356
                                                              -----------
                                                                6,969,161
                                                              -----------
       Medical Products -- 2.0%
         Johnson & Johnson...........................  51,400   3,334,318
                                                              -----------


                                                  Shares/       Market
                                                 Principal      Value
                Security Description              Amount       (Note 3)
       -----------------------------------------------------------------
       Medical-Drugs -- 5.0%
         Abbott Laboratories..................       46,600  $  2,569,990
         Merck & Co., Inc.....................       59,800     2,269,410
         Pfizer, Inc..........................      178,100     3,727,633
                                                             ------------
                                                                8,567,033
                                                             ------------
       Metal-Aluminum -- 1.3%
         Alcoa, Inc...........................       61,900     2,232,114
                                                             ------------
       Metal-Diversified -- 1.0%
         Freeport-McMoRan Copper & Gold, Inc..       18,300     1,760,826
                                                             ------------
       Multimedia -- 2.0%
         News Corp., Class A..................      185,800     3,483,750
                                                             ------------
       Non-Hazardous Waste Disposal -- 1.8%
         Waste Management, Inc................       93,100     3,124,436
                                                             ------------
       Oil Companies-Integrated -- 12.4%
         Chevron Corp.........................       64,400     5,497,184
         ConocoPhillips.......................       68,000     5,182,280
         Exxon Mobil Corp.....................       80,900     6,842,522
         Marathon Oil Corp....................       81,400     3,711,840
                                                             ------------
                                                               21,233,826
                                                             ------------
       Oil-Field Services -- 3.2%
         BJ Services Co.......................      132,400     3,774,724
         Global Industries, Ltd.+.............      104,600     1,683,014
                                                             ------------
                                                                5,457,738
                                                             ------------
       Retail-Apparel/Shoe -- 1.3%
         American Eagle Outfitters, Inc.......      124,600     2,181,746
                                                             ------------
       Telephone-Integrated -- 5.4%
         AT&T, Inc............................      161,450     6,183,535
         Verizon Communications, Inc..........       81,300     2,963,385
                                                             ------------
                                                                9,146,920
                                                             ------------
       Tobacco -- 2.3%
         Altria Group, Inc....................       54,000     1,198,800
         Philip Morris International, Inc.+...       54,000     2,731,320
                                                             ------------
                                                                3,930,120
                                                             ------------
       Total Long-Term Investment Securities
          (cost $147,504,468).................                147,741,201
                                                             ------------
       REPURCHASE AGREEMENT -- 7.8%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)
          (cost $13,310,000).................. $ 13,310,000    13,310,000
                                                             ------------
       TOTAL INVESTMENTS
          (cost $160,814,468)(2)..............         94.4%  161,051,201
       Other assets less liabilities..........          5.6     9,591,319
                                               ------------  ------------
       NET ASSETS --                                  100.0% $170,642,520
                                               ============  ============

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Disciplined Growth Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

                 Repurchase Agreement..................  16.4%
                 Food-Misc.............................   7.1
                 Computers.............................   6.4
                 Electronic Components-Semiconductors..   4.9
                 Aerospace/Defense.....................   4.3
                 Metal-Diversified.....................   4.2
                 Agricultural Chemicals................   3.7
                 Energy-Alternate Sources..............   3.3
                 Medical Products......................   3.3
                 Medical-Biomedical/Gene...............   2.7
                 Oil Companies-Exploration & Production   2.6
                 Oil-Field Services....................   2.5
                 Retail-Drug Store.....................   2.2
                 Electronic Forms......................   2.2
                 Food-Retail...........................   2.1
                 Retail-Discount.......................   2.1
                 Retail-Apparel/Shoe...................   2.1
                 Machinery-Farming.....................   2.1
                 Medical-Generic Drugs.................   2.1
                 Beverages-Non-alcoholic...............   2.0
                 Oil Field Machinery & Equipment.......   1.8
                 Oil Companies-Integrated..............   1.8
                 Advanced Materials....................   1.7
                 Tobacco...............................   1.7
                 Diversified Manufacturing Operations..   1.6
                 Banks-Fiduciary.......................   1.5
                 X-Ray Equipment.......................   1.2
                 Cosmetics & Toiletries................   1.1
                 Metal-Aluminum........................   1.1
                 Wireless Equipment....................   1.1
                 Engineering/R&D Services..............   1.1
                 Finance-Investment Banker/Broker......   1.1
                 Transport-Marine......................   1.0
                 Metal Processors & Fabrication........   1.0
                 Electric-Integrated...................   1.0
                 Commercial Services-Finance...........   1.0
                 Steel-Producer........................   1.0
                 Multimedia............................   0.8
                 Chemicals-Specialty...................   0.6
                 Diversified Minerals..................   0.5
                 Footwear & Related Apparel............   0.5
                 Hazardous Waste Disposal..............   0.5
                 Casino Services.......................   0.5
                 Cable TV..............................   0.3
                                                        -----
                                                        103.8%
                                                        =====

--------
* Calculated as a percentage of net assets

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)

                                                               Market
                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 87.4%
         Advanced Materials -- 1.7%
           Hexcel Corp.+............................. 54,000 $1,031,940
                                                             ----------
         Aerospace/Defense -- 4.3%
           Boeing Co................................. 10,000    743,700
           Raytheon Co............................... 29,800  1,925,378
                                                             ----------
                                                              2,669,078
                                                             ----------
         Agricultural Chemicals -- 3.7%
           Monsanto Co...............................  6,800    758,200
           Potash Corp. of Saskatchewan, Inc......... 10,000  1,552,100
                                                             ----------
                                                              2,310,300
                                                             ----------
         Banks-Fiduciary -- 1.5%
           The Bank of New York Mellon Corp.......... 22,500    938,925
                                                             ----------
         Beverages-Non-alcoholic -- 2.0%
           PepsiCo, Inc.............................. 17,000  1,227,400
                                                             ----------
         Cable TV -- 0.3%
           Comcast Corp., Class A.................... 10,700    206,938
                                                             ----------
         Casino Hotel -- 0.0%
           MGM Mirage, Inc.+.........................    368     21,627
                                                             ----------
         Casino Services -- 0.5%
           Scientific Games Corp., Class A+.......... 15,000    316,650
                                                             ----------
         Chemicals-Specialty -- 0.6%
           Arch Chemicals, Inc.......................  9,000    335,340
                                                             ----------
         Commercial Services-Finance -- 1.0%
           Visa, Inc., Class A+...................... 10,000    623,600
                                                             ----------
         Computers -- 6.4%
           Apple, Inc.+.............................. 13,300  1,908,550
           Research In Motion Ltd.+.................. 18,000  2,020,140
                                                             ----------
                                                              3,928,690
                                                             ----------
         Cosmetics & Toiletries -- 1.1%
           Procter & Gamble Co....................... 10,000    700,700
                                                             ----------
         Diversified Manufacturing Operations -- 1.6%
           Harsco Corp............................... 18,000    996,840
                                                             ----------
         Diversified Minerals -- 0.5%
           Teck Cominco, Ltd., Class B...............  8,000    327,680
                                                             ----------
         Electric-Integrated -- 1.0%
           Duke Energy Corp.......................... 36,000    642,600
                                                             ----------
         Electronic Components-Semiconductors -- 4.9%
           Intel Corp................................ 85,000  1,800,300
           MEMC Electronic Materials, Inc+...........  8,000    567,200
           Texas Instruments, Inc.................... 22,500    636,075
                                                             ----------
                                                              3,003,575
                                                             ----------
         Electronic Forms -- 2.2%
           Adobe Systems, Inc.+...................... 38,000  1,352,420
                                                             ----------
         Energy-Alternate Sources -- 3.3%
           First Solar, Inc.+........................  3,000    693,420
           Sunpower Corp., Class A+..................  9,700    722,747
           Suntech Power Holdings Co., Ltd.
            ADR+..................................... 16,000    648,960
                                                             ----------
                                                              2,065,127
                                                             ----------

                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       Engineering/R&D Services -- 1.1%
         ABB, Ltd. ADR...............................  24,000 $  646,080
                                                              ----------
       Finance-Investment Banker/Broker -- 1.1%
         JP Morgan Chase & Co........................  15,000    644,250
                                                              ----------
       Food-Misc. -- 7.1%
         Cal-Maine Foods, Inc........................ 100,000  3,338,000
         Kraft Foods, Inc., Class A..................  34,000  1,054,340
                                                              ----------
                                                               4,392,340
                                                              ----------
       Food-Retail -- 2.1%
         Kroger Co...................................  52,000  1,320,800
                                                              ----------
       Footwear & Related Apparel -- 0.5%
         Deckers Outdoor Corp.+......................   3,000    323,460
                                                              ----------
       Hazardous Waste Disposal -- 0.5%
         Energy Solutions, Inc.......................  14,000    321,160
                                                              ----------
       Machinery-Farming -- 2.1%
         Deere & Co..................................  16,000  1,287,040
                                                              ----------
       Medical Products -- 3.3%
         Baxter International, Inc...................  11,200    647,584
         Becton Dickinson & Co.......................  16,000  1,373,600
                                                              ----------
                                                               2,021,184
                                                              ----------
       Medical-Biomedical/Gene -- 2.7%
         Genzyme Corp.+..............................  19,300  1,438,622
         Sangamo Biosciences, Inc.+..................  20,000    203,200
                                                              ----------
                                                               1,641,822
                                                              ----------
       Medical-Generic Drugs -- 2.1%
         Teva Pharmaceutical Industries, Ltd.
          ADR........................................  27,800  1,284,082
                                                              ----------
       Metal Processors & Fabrication -- 1.0%
         Precision Castparts Corp....................   6,300    643,104
                                                              ----------
       Metal-Aluminum -- 1.1%
         Alcoa, Inc..................................  19,000    685,140
                                                              ----------
       Metal-Diversified -- 4.2%
         Freeport-McMoRan Copper & Gold, Inc.........  27,000  2,597,940
                                                              ----------
       Multimedia -- 0.8%
         News Corp., Class A.........................  25,000    468,750
                                                              ----------
       Oil Companies-Exploration & Production -- 2.6%
         Apache Corp.................................   6,600    797,412
         Devon Energy Corp...........................   8,000    834,640
                                                              ----------
                                                               1,632,052
                                                              ----------
       Oil Companies-Integrated -- 1.8%
         Exxon Mobil Corp............................  12,800  1,082,624
                                                              ----------
       Oil Field Machinery & Equipment -- 1.8%
         National-Oilwell Varco, Inc.+...............  19,200  1,120,896
                                                              ----------
       Oil-Field Services -- 2.5%
         Schlumberger, Ltd...........................  18,000  1,566,000
                                                              ----------
       Retail-Apparel/Shoe -- 2.1%
         Guess ?, Inc................................  32,000  1,295,040
                                                              ----------

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)

                                                 Shares/       Market
                                                Principal      Value
                Security Description             Amount       (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Retail-Discount -- 2.1%
          Costco Wholesale Corp..............       20,000  $ 1,299,400
                                                            -----------
        Retail-Drug Store -- 2.2%
          CVS Caremark Corp..................       34,000    1,377,340
                                                            -----------
        Steel-Producer -- 1.0%
          Nucor Corp.........................        9,000      609,660
                                                            -----------
        Tobacco -- 1.7%
          Altria Group, Inc..................       14,000      310,800
          Philip Morris International, Inc.+.       14,000      708,120
                                                            -----------
                                                              1,018,920
                                                            -----------
        Transport-Marine -- 1.0%
          Eagle Bulk Shipping, Inc...........       25,000      644,000
                                                            -----------
        Wireless Equipment -- 1.1%
          QUALCOMM, Inc......................       16,400      672,400
                                                            -----------
        X-Ray Equipment -- 1.2%
          Hologic, Inc.+.....................       13,000      722,800
                                                            -----------
        Total Long-Term Investment Securities
           (cost $54,012,942)................                54,017,714
                                                            -----------
        REPURCHASE AGREEMENT -- 16.4%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $10,105,000)................ $ 10,105,000   10,105,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $64,117,942)(2).............        103.8%  64,122,714
        Liabilities in excess of other assets         (3.8)  (2,333,864)
                                              ------------  -----------
        NET ASSETS --                                100.0% $61,788,850
                                              ============  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details for Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited)

Industry Allocation*

                  Medical-Drugs......................... 3.8%
                  Auto/Truck Parts & Equipment-Original. 3.6
                  Machinery-General Industrial.......... 3.2
                  Chemicals-Diversified................. 3.2
                  Finance-Other Services................ 3.1
                  Building & Construction Products-Misc. 2.9
                  Computers-Integrated Systems.......... 2.6
                  Electronic Components-Misc............ 2.5
                  Shipbuilding.......................... 2.1
                  Appliances............................ 2.0
                  Steel Pipe & Tube..................... 2.0
                  Water................................. 1.9
                  Electric Products-Misc................ 1.9
                  Machinery-Electrical.................. 1.9
                  Consulting Services................... 1.9
                  Gambling (Non-Hotel).................. 1.9
                  Commercial Services................... 1.8
                  Rubber-Tires.......................... 1.7
                  Miscellaneous Manufacturing........... 1.7
                  Building-Maintance & Services......... 1.6
                  Food-Misc............................. 1.6
                  Machinery-Construction & Mining....... 1.6
                  Finance-Investment Banker/Broker...... 1.5
                  Machinery-Material Handling........... 1.5
                  Oil Refining & Marketing.............. 1.4
                  Oil Field Machinery & Equipment....... 1.4
                  Industrial Audio & Video Products..... 1.4
                  Power Converter/Supply Equipment...... 1.3
                  Medical-Biomedical/Gene............... 1.3
                  Extended Service Contracts............ 1.3
                  Aerospace/Defense..................... 1.2
                  Instruments-Controls.................. 1.2
                  Chemicals-Specialty................... 1.2
                  Energy-Alternate Sources.............. 1.1
                  Security Services..................... 1.0
                  Retail-Petroleum Products............. 1.0
                  Internet Infrastructure Software...... 1.0
                  Direct Marketing...................... 0.9
                  Rental Auto/Equipment................. 0.9
                  Advanced Materials.................... 0.9
                  Transport-Marine...................... 0.9
                  Applications Software................. 0.8
                  Diversified Financial Services........ 0.8
                  Auto-Cars/Light Trucks................ 0.8
                  Retail-Apparel/Shoe................... 0.7
                  Computers............................. 0.7
                  Veterinary Products................... 0.7
                  Electronic Security Devices........... 0.7
                  Medical Imaging Systems............... 0.7
                  Diversified Manufacturing Operations.. 0.7
                  Medical Products...................... 0.7
                  Retail-Discount....................... 0.7
                  Coal.................................. 0.6
                  Retail-Misc./Diversified.............. 0.6
                  Retail-Automobile..................... 0.6
                  Medical-Hospitals..................... 0.6
                  Beverages-Wine/Spirits................ 0.6
                  Medical Instruments................... 0.6
                  Electric-Generation................... 0.5
                  Agricultural Chemicals................ 0.5

                  Building-Heavy Construction...........  0.5
                  Fisheries.............................  0.5
                  Apparel Manufacturers.................  0.5
                  Footwear & Related Apparel............  0.5
                  Internet Content-Information/News.....  0.5
                  Time Deposits.........................  0.5
                  E-Commerce/Services...................  0.4
                  Medical-Wholesale Drug Distribution...  0.4
                  Electronic Components-Semiconductors..  0.4
                  Transport-Truck.......................  0.4
                  Retail-Sporting Goods.................  0.4
                  Diversified Operations................  0.4
                  Rubber/Plastic Products...............  0.4
                  Coatings/Paint........................  0.4
                  Agricultural Operations...............  0.4
                  Batteries/Battery Systems.............  0.4
                  Travel Services.......................  0.4
                  Motion Pictures & Services............  0.4
                  Printing-Commercial...................  0.3
                  Beverages-Non-alcoholic...............  0.3
                  Containers-Paper/Plastic..............  0.3
                  Commerce..............................  0.3
                  E-Services/Consulting.................  0.3
                  Finance-Leasing Companies.............  0.3
                  Retail-Restaurants....................  0.3
                  Retail-Consumer Electronics...........  0.3
                  Oil-Field Services....................  0.3
                  Retail-Drug Store.....................  0.3
                  Decision Support Software.............  0.3
                  Real Estate Operations & Development..  0.3
                  Oil Companies-Exploration & Production  0.3
                  Retail-Regional Department Stores.....  0.3
                  Communications Software...............  0.2
                  Machinery-Print Trade.................  0.2
                  Banks-Commercial......................  0.2
                  Building & Construction-Misc..........  0.2
                  Electronic Parts Distribution.........  0.1
                  Investment Management/Advisor Services  0.1
                  Metal Processors & Fabrication........  0.1
                  Retail-Major Department Stores........  0.1
                  Electronic Connectors.................  0.1
                  Transport-Services....................  0.1
                  Recycling.............................  0.1
                                                         ----
                                                         99.0%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- March 31, 2008 -- (unaudited) (continued)


Country Allocation*

                              Japan......... 24.9%
                              United Kingdom 17.8
                              Germany....... 11.4
                              France........  5.3
                              Finland.......  5.2
                              Spain.........  4.1
                              Sweden........  3.4
                              Denmark.......  3.1
                              Greece........  3.0
                              South Korea...  2.7
                              Norway........  2.0
                              Switzerland...  1.9
                              China.........  1.7
                              Bermuda.......  1.6
                              Cayman Islands  1.6
                              Belgium.......  1.4
                              Taiwan........  1.2
                              Austria.......  1.2
                              Indonesia.....  0.8
                              Singapore.....  0.8
                              Australia.....  0.8
                              Netherlands...  0.7
                              Malaysia......  0.5
                              United States.  0.4
                              Hong Kong.....  0.4
                              Philippines...  0.4
                              New Zealand...  0.3
                              Ireland.......  0.3
                              Thailand......  0.1
                                             ----
                                             99.0%
                                             ====

--------
* Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited)


                                                                  Market
                                                                   Value
                   Security Description                 Shares  (Note 3)(1)
    ----------------------------------------------------------------------
    COMMON STOCK -- 96.7%
    Australia -- 0.8%
      JB Hi-Fi, Ltd....................................  10,632 $   87,744
      Tassal Group, Ltd................................  73,726    154,814
                                                                ----------
                                                                   242,558
                                                                ----------
    Austria -- 1.2%
      Andritz AG.......................................   6,450    355,398
                                                                ----------
    Belgium -- 1.4%
      EVS Broadcast Equipment SA.......................   3,822    410,552
                                                                ----------
    Bermuda -- 1.6%
      China Yurun Food Group, Ltd......................  57,000     72,255
      CNPC Hong Kong, Ltd.............................. 170,000     78,518
      Global Sources, Ltd.+............................   6,930    102,911
      Huabao International Holdings, Ltd............... 145,000    119,173
      IT, Ltd.......................................... 388,000    108,966
                                                                ----------
                                                                   481,823
                                                                ----------
    Cayman Islands -- 1.6%
      Anta Sports Products, Ltd.+...................... 134,000    142,435
      Hidili Industry International Development, Ltd.+. 145,000    190,219
      HKR International, Ltd........................... 156,000    106,737
      New World Department Store China, Ltd.+..........  31,000     37,002
                                                                ----------
                                                                   476,393
                                                                ----------
    China -- 1.7%
      AsiaInfo Holdings, Inc.+.........................  27,600    299,736
      BYD Co., Ltd.....................................  27,500     51,087
      China BlueChemical, Ltd.......................... 300,000    158,276
                                                                ----------
                                                                   509,099
                                                                ----------
    Denmark -- 3.1%
      FLSmidth & Co. A/S...............................   5,541    549,594
      Genmab A/S+......................................   3,579    182,058
      NeuroSearch A/S+.................................   3,480    200,335
                                                                ----------
                                                                   931,987
                                                                ----------
    Finland -- 5.2%
      KCI Konecranes Oyj...............................   9,581    369,471
      Nokian Renkaat Oyj...............................  11,807    503,842
      Oriola-KD Oyj....................................  39,653    185,701
      Poyry Oyj........................................   9,763    242,583
      Ramirent Oyj.....................................  13,771    260,944
                                                                ----------
                                                                 1,562,541
                                                                ----------
    France -- 5.3%
      Guerbet..........................................   1,057    207,346
      Ingenico SA......................................  10,890    358,225
      Laurent-Perrier..................................   1,100    173,313
      Rubis............................................   3,641    307,541
      Sechilienne SA...................................   4,264    329,951
      Virbac SA........................................   2,320    213,092
                                                                ----------
                                                                 1,589,468
                                                                ----------
    Germany -- 9.5%
      Bauer AG.........................................   4,684    308,272
      ElringKlinger AG.................................   5,751    642,671
      Fielmann AG......................................   3,075    189,007
      Rational AG......................................   1,483    293,600

                                                            Market
                                                             Value
                  Security Description           Shares   (Note 3)(1)
          ----------------------------------------------------------
          Germany (continued)
            Symrise AG.........................    10,709 $  276,406
            Vossloh AG.........................     4,097    577,818
            Wincor Nixdorf AG..................     2,410    192,857
            Wirecard AG+.......................    22,135    387,693
                                                          ----------
                                                           2,868,324
                                                          ----------
          Greece -- 3.0%
            Athens Stock Exchange SA...........    12,090    288,223
            Fourlis Holdings SA................     9,736    318,498
            Frigoglass SA......................     9,509    293,642
                                                          ----------
                                                             900,363
                                                          ----------
          Hong Kong -- 0.4%
            China Green Holdings, Ltd..........   104,000    115,588
            Guangzhou Investment Co., Ltd......    72,000     14,783
                                                          ----------
                                                             130,371
                                                          ----------
          Indonesia -- 0.8%
            PT Ciputra Development Tbk......... 1,315,000     79,447
            PT United Tractors Tbk.............   124,000    170,131
                                                          ----------
                                                             249,578
                                                          ----------
          Ireland -- 0.3%
            Norkom Group PLC+..................    36,550     83,661
                                                          ----------
          Japan -- 24.9%
            Acrodea, Inc.+.....................        13     70,209
            Alpha Systems, Inc.................     2,000     62,412
            Amano Corp.........................     5,900     60,954
            Chugoku Marine Paints, Ltd.........    17,000    119,267
            Daiichi Chuo Kisen Kaisha..........     9,000     64,510
            Daiseki Co., Ltd...................     1,700     51,546
            Dena Co., Ltd......................        12     76,899
            Digital Garage, Inc.+..............        50     98,140
            Disco Corp.........................     2,100     91,759
            Don Quijote Co, Ltd................    10,700    195,748
            en-japan, Inc......................        27     57,864
            EPS Co., Ltd.......................        37    182,069
            Exedy Corp.........................     7,100    203,155
            FP Corp............................     4,200    103,097
            Fujimi, Inc........................     4,600     67,164
            Glory, Ltd.........................     1,900     41,066
            Harmonic Drive Systems, Inc........        14     46,641
            HIS Co., Ltd.......................     7,600    110,217
            Hisamitsu Pharmaceutical Co., Inc..     4,800    174,934
            Hitachi Systems & Services, Ltd....     5,400    118,844
            Iriso Electronics Co., Ltd.........     2,300     28,897
            Japan Steel Works, Ltd.............    15,000    260,700
            Kaga Electronics Co., Ltd..........     3,400     45,032
            Kakaku.com, Inc....................        22    137,134
            Kenedix, Inc.......................        39     43,171
            Kito Corp..........................        22     35,688
            Kitz Corp..........................     7,000     42,261
            Koito Manufacturing Co., Ltd.......    10,000    137,660
            Kureha Corp........................    19,000    119,812
            Kyoritsu Maintenance Co., Ltd......     6,200    111,352
            Lintec Corp........................     9,400    134,815
            Mani, Inc..........................     1,200     82,628

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                               Market
                                                                Value
                  Security Description              Shares   (Note 3)(1)
       ----------------------------------------------------------------
       COMMON STOCK (continued)
       Japan (continued)
         MCJ Co., Ltd.............................        71 $   27,990
         Miraca Holdings, Inc.....................     4,100    107,798
         Miraial Co., Ltd.........................     1,500     50,922
         Mitsubishi UFJ Lease & Finance Co., Ltd..     2,690     93,983
         Modec, Inc...............................     5,100    168,398
         Moshi Moshi Hotline, Inc.................     9,400    285,513
         Nabtesco Corp............................    16,000    219,828
         Nihon Dempa Kogyo Co., Ltd...............     2,200     61,869
         Nishimatsuya Chain Co., Ltd..............     9,500    114,756
         Nissha Printing Co, Ltd..................     2,100    104,227
         NPC, Inc.................................     1,100     63,050
         Obic Co, Ltd.............................       430     76,489
         Okasan Holdings, Inc.....................    18,000     90,373
         Osaka Securities Exchange Co., Ltd.......        22    100,202
         Otsuka Corp..............................     2,600    222,420
         Resort Solution Co., Ltd.................     2,000      7,537
         Rohto Pharmaceutical Co., Ltd............     8,000    100,650
         Saint Marc Holdings Co., Ltd.............     2,700     92,920
         Sankyu, Inc..............................    23,000    125,284
         Sasebo Heavy Industries Co., Ltd.........    23,000     73,136
         Sato Corp................................     4,700     60,419
         So-net M3, Inc...........................        22     90,051
         Star Micronics Co., Ltd..................     5,100     70,596
         Sugi Pharmacy Co., Ltd...................     3,000     85,287
         Sysmex Corp..............................     4,700    170,805
         Taiyo Ink Manufacturing Co., Ltd.........     4,000     95,831
         Takeei Corp..............................       500     18,093
         Teikoku Piston Ring Co., Ltd.............    11,100     94,514
         Toho Pharmaceutical Co., Ltd.............     5,200    133,507
         Toshiba Machine Co., Ltd.................     9,000     55,059
         Toyo Tanso Co., Ltd......................     2,550    239,432
         Tsumura & Co.............................     8,100    202,175
         Unicharm Petcare Corp....................     3,200    101,178
         Union Tool Co............................     3,100    116,517
         USS Co, Ltd..............................     2,710    188,729
         Vantec Group Holdings Corp...............        18     21,308
         Works Applications Co., Ltd..............       125    183,392
         Xebio Co., Ltd...........................     4,700    121,762
         Yamaguchi Financial Group, Inc...........     5,000     56,790
                                                             ----------
                                                              7,468,435
                                                             ----------
       Malaysia -- 0.5%
         Sarawak Energy Bhd.......................   241,800    159,918
                                                             ----------
       Netherlands -- 0.7%
         Smartrac NV+.............................     4,401    212,912
                                                             ----------
       New Zealand -- 0.3%
         Nufarm, Ltd..............................     6,493    102,314
                                                             ----------
       Norway -- 2.0%
         Sevan Marine ASA+........................    32,452    414,502
         Songa Offshore ASA+......................    14,370    192,171
                                                             ----------
                                                                606,673
                                                             ----------
       Philippines -- 0.4%
         Pepsi-Cola Products Philippines, Inc.+... 1,635,000    103,729
                                                             ----------

                                                               Market
                                                                Value
                   Security Description              Shares  (Note 3)(1)
       ----------------------------------------------------------------
       Singapore -- 0.8%
         Raffles Medical Group, Ltd................. 206,800 $   186,678
         Swiber Holdings, Ltd.+.....................  33,000      61,470
                                                             -----------
                                                                 248,148
                                                             -----------
       South Korea -- 2.7%
         CJ Internet Corp...........................   5,940     106,666
         Hyundai DSF Co., Ltd.......................   6,970      77,516
         Jinsung T.E.C..............................   9,548     128,798
         JVM Co., Ltd...............................   2,683     121,920
         Kolon Engineering & Construction Co., Ltd..   4,180      45,687
         SODIFF Advanced Materials Co., Ltd.........   1,104      82,625
         SSCP Co., Ltd.+............................   5,375     121,690
         Taeyoung Engineering & Construction........  13,800     113,136
                                                             -----------
                                                                 798,038
                                                             -----------
       Spain -- 4.1%
         Prosegur Cia de Seguridad SA...............   7,440     312,088
         Tubacex, SA................................  54,790     606,363
         Viscofan SA................................  13,364     306,138
                                                             -----------
                                                               1,224,589
                                                             -----------
       Sweden -- 3.4%
         Intrum Justitia AB.........................  30,154     536,605
         RaySearch Laboratories AB+.................   5,004     116,292
         Saab AB....................................  14,817     374,490
                                                             -----------
                                                               1,027,387
                                                             -----------
       Switzerland -- 1.9%
         Basilea Pharmaceutica AG+..................   1,433     209,263
         Compagne Financiere Tradition..............   1,025     180,644
         Swissquote Group Holding SA................   3,510     191,851
                                                             -----------
                                                                 581,758
                                                             -----------
       Taiwan -- 1.2%
         Everlight Electronics Co., Ltd.............  37,077     127,514
         Sanyang Industrial Co., Ltd................ 302,000     229,602
                                                             -----------
                                                                 357,116
                                                             -----------
       Thailand -- 0.1%
         Italian-Thai Development PCL............... 177,500      42,282
                                                             -----------
       United Kingdom -- 17.8%
         Chemring Group PLC.........................  11,651     568,002
         Chloride Group PLC......................... 104,884     397,522
         Connaught PLC..............................  50,100     378,801
         Cookson Group PLC..........................  15,372     202,538
         Croda International........................  28,971     381,158
         Homeserve PLC..............................   9,920     378,529
         IG Group Holdings PLC......................  86,464     561,454
         Lamprell PLC...............................   3,270      25,959
         Northumbrian Water Group PLC...............  84,061     582,578
         PayPoint PLC...............................  21,624     243,120
         PV Crystalox Solar PLC+....................  68,850     176,245
         Rotork PLC.................................  17,295     370,277
         RPS Group PLC..............................  52,294     334,660
         Tanfield Group PLC+........................ 102,438     197,230
         VT Group PLC...............................  42,193     550,092
                                                             -----------
                                                               5,348,165
                                                             -----------
       Total Common Stock
          (cost $28,323,632)........................          29,073,580
                                                             -----------

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2008 -- (unaudited) (continued)


                                                  Shares/     Market
                                                 Principal     Value
                  Security Description            Amount    (Note 3)(1)
        ---------------------------------------------------------------
        PREFERRED STOCK -- 1.9%
        Germany -- 1.9%
          Fuchs Petrolub AG.....................     4,491  $   418,720
          Hugo Boss AG
           7.49%................................     2,879      145,595
                                                            -----------
        Total Preferred Stock
           (cost $536,824)......................                564,315
                                                            -----------
        Total Long-Term Investment Securities
           (cost $28,860,456)...................             29,637,895
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 0.4%
        Time Deposits -- 0.4%
          Euro Time Deposit with State Street
           Bank & Trust Co.
           0.60% due 04/01/08
           (cost $136,000)...................... $ 136,000      136,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $28,996,456)(2)................      99.0%  29,773,895
        Other assets less liabilities...........       1.0      289,851
                                                 ---------  -----------
        NET ASSETS --                                100.0% $30,063,746
                                                 =========  ===========

--------
+  Non-income producing security
(1)A substantial number of the Fund's holdings were valued using fair value procedures at March 31, 2008. At March 31, 2008, the aggregate value of these securities was $29,235,249 representing 97.2% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)See Note 7 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Disciplined Growth Fund ("Disciplined Growth Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation by active trading of equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by active trading of equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal by active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus, any borrowing for investment purposes, will be invested in such securities.

   Value Fund seeks long-term growth of capital by active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   Disciplined Growth Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   International Small-Cap Fund seeks long-term capital appreciation by active trading of equity and equity-related securities of non-U.S. small-cap companies throughout the world including emerging market countries. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Disciplined Growth Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to a plan of reorganization, all the assets and liabilities of SunAmerica Biotech/Health Fund ("Biotech/Health Fund") were transferred in a tax-free exchange to the New Century Fund, in exchange for shares of New Century Fund. The details of the reorganization, which was consummated on March 19, 2007, are set forth below.

   Class A, Class B, and Class C shares of Biotech/Health Fund were exchanged tax-free for Class A, Class B, and Class C shares of New Century Fund, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the Biotech/Health Fund prior to merger............. $ 21,294,588
Net assets of the New Century Fund prior to merger................ $ 88,216,005
                                                                   ------------
Aggregate net assets of the New Century Fund following acquisition $109,510,593
                                                                   ------------
Unrealized appreciation (depreciation) in the Biotech/Health Fund. $    397,826

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)

   financial statement reporting period for fiscal years beginning after December 15, 2006. Management had evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2008, the management of the Funds does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2008, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     Percentage  Principal
Fund                  Interest    Amount
----                 ---------- -----------
Blue Chip Growth....    1.41%   $ 2,392,000
Growth Opportunities    3.06      5,178,000
New Century.........    3.19      5,409,000
Growth & Income.....    1.50      2,539,000
Balanced Assets.....    3.15      5,342,000
Value...............    7.86     13,310,000
Disciplined Growth..    5.97     10,105,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2008, bearing interest at a rate of 0.80% per annum, with a principal amount of $169,381,000, a repurchase price of $169,384,764 and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

                                  Maturity  Principal
Type of Collateral  Interest Rate   Date     Amount    Market Value
------------------  ------------- -------- ----------- ------------
U.S. Treasury Bonds     6.25%     08/15/23 $93,628,724 $95,501,775
U.S. Treasury Bonds     8.00      11/15/21  15,573,722  15,885,196
U.S. Treasury Bonds     8.75      08/15/20  60,178,554  61,382,125

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2004.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)

   or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Funds' participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the six months ended March 31, 2008.

   Mortgage-Backed Dollar Rolls: During the six months ended March 31, 2008, the Balanced Assets Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Disciplined Growth Fund, Value Fund, International Equity Fund and International Small-Cap Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)

   statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. During the six months ended March 31, 2008, Balanced Assets engaged in short sales.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                         Management
                                       Assets               Fees
                             --------------------------- ----------
Blue Chip Growth Fund.......           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
Growth Opportunities Fund...           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
New Century Fund............           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
Growth and Income Fund......           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
Balanced Assets Fund*.......           $0 - $350 million    0.75
                             (greater than) $350 million    0.70
                             (greater than) $700 million    0.65
International Equity Fund...           (greater than) $0    1.00
Value Fund..................           $0 - $750 million    1.00
                             (greater than) $750 million    0.95
                             (greater than) $1.5 billion    0.90
Disciplined Growth Fund.....           (greater than) $0    0.85
International Small-Cap Fund           (greater than) $0    1.15

--------
* On August 29, 2006, AIG SunAmerica agreed to the continuation of a 0.05% waiver of the investment advisory fees for the Balanced Assets Fund. Effective September 1, 2006, AIG SunAmerica agreed to, until further notice, an additional 0.02% waiver of the investment advisory fee for the fund. Effective October 1, 2006, AIG SunAmerica agreed to, until further notice, reduce the waiver of the investment advisory fee for the fund to 0.02%. For the six months ended March 31, 2008, the amount of investment advisory fees waived for the Balanced Assets Fund was $14,149. This amount is reflected in the Statement of Operations.

   For the six months ended March 31, 2008, AIG SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by AIG SunAmerica. For the six months ended March 31, 2008, AIGGIC waived 0.05% of the fee paid by AIG SunAmerica for the International Small-Cap Fund.

   AIG SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely subject to termination by the Trustees, including a majority of the trustees who are not deemed to be "interested persons" of the Trust, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Trustees").

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


Fund                            Percentage
----                            ----------
Blue Chip Growth Class I.......    1.33%
Growth Opportunities Class I...    1.33
Growth and Income Class I......    1.32
Balanced Assets Class I........    1.33
International Equity Class A...    1.90
International Equity Class B...    2.55
International Equity Class C...    2.55
International Equity Class I...    1.80
Value Class A..................    1.63
Value Class B..................    2.28
Value Class C..................    2.28
Value Class I..................    1.53
Value Class Z..................    1.06
Disciplined Growth Class A.....    1.45
Disciplined Growth Class B.....    2.10
Disciplined Growth Class C.....    2.10
International Small-Cap Class A    1.90
International Small-Cap Class B    2.55
International Small-Cap Class C    2.55

   Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Fund                Percentage
----                ----------
New Century Class C    2.14%

   For the International Equity Fund, Value Fund, Disciplined Growth Fund, and International Small-Cap Fund, any voluntary or contractual waivers and/or reimbursements made by AIG SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the six months ending March 31, 2008, pursuant to the contractual and voluntary expense limitations in the above tables AIG SunAmerica has waived or reimbursed expenses as follows:

Blue Chip Growth Class I....... $ 5,448
Growth Opportunities Class I...   5,015
New Century Fund Class C.......   8,167
Growth & Income Class I........   5,179
Balanced Assets Class I........   5,080
International Equity Class A...      --
International Equity Class B...   2,210
International Equity Class C...     942
International Equity Class I...   1,442
Value Fund Class A.............  53,838
Value Fund Class B.............  23,464
Value Fund Class C.............  14,513
Value Fund Class I.............   4,141
Value Fund Class Z.............  11,711
Disciplined Growth Class A.....  34,722
Disciplined Growth Class B.....  10,866
Disciplined Growth Class C.....  33,774
International Small-Cap Class A  61,865
International Small-Cap Class B   8,145
International Small-Cap Class C  15,577

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


   For the six months ended March 31, 2008, the amounts recouped by the Adviser are as follows:

International Equity Class A $   --
International Equity Class B    917
International Equity Class C  6,249
International Equity Class I    405

   At March 31, 2008, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                  Class
                                       Other     Specific
                                      Expenses   Expenses
                                     Reimbursed Reimbursed
-                                    ---------- ----------
International Equity Class A........  $     --   $     --
International Equity Class B........        --     13,392
International Equity Class C........        --      1,497
International Equity Class l........        --      5,947
Value Fund Class A..................    93,258    109,340
Value Fund Class B..................    35,075     61,139
Value Fund Class C..................    22,930     37,413
Value Fund Class l..................       661     19,649
Value Fund Class Z..................    20,052     27,502
Disciplined Growth Class A..........     7,625    130,160
Disciplined Growth Class B..........     3,850     60,031
Disciplined Growth Class C..........     9,237    136,405
International Small-Cap Fund Class A   163,511    128,824
International Small-Cap Fund Class B     5,279     40,798
International Small-Cap Fund Class C    17,109     57,319

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2008, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2008, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)

   connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 2008, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                              Class A                           Class B       Class C
                        ---------------------------------------------------- ------------- -------------
                                                                Contingent    Contingent    Contingent
                         Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                    Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                    -------- -------------- -------------- ------------- ------------- -------------
Blue Chip Growth....... $ 39,989    $ 7,121        $27,412        $2,475        $ 6,706       $  182
Growth Opportunities ..   15,202      8,315          4,700            71          6,205          175
New Century ...........   22,956      9,991          8,457            --          7,078          246
Growth & Income........   25,897     10,193         12,098            30         12,931          161
Balanced Assets .......   66,121     43,323         13,687            60          7,776          181
International Equity ..   75,131     17,620         46,884           830          8,544        2,029
Value..................   36,040     14,227         16,532            --         19,136          218
Disciplined Growth.....  111,192     11,492         84,197            79          3,671        2,949
International Small-Cap   24,926      7,279         13,744             6            130           97

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the six months ended March 31, 2008, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                      Expense                 Payable At March 31, 2008
                          -------------------------------- -------------------------------
Fund                      Class A  Class B Class C Class I Class A Class B Class C Class I
----                      -------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth......... $ 53,848 $13,914 $ 4,557 $  719  $ 8,291 $2,018  $  732  $  109
Growth Opportunities.....   36,684  12,825   7,001    138    5,152  1,708     961      20
New Century..............   82,535   9,246   5,286     --   11,758  1,273     717      --
Growth and Income........   67,269  18,031  23,091    338   10,389  2,585   3,419      57
Balanced Assets..........  126,819  14,233  13,900    688   19,799  2,151   2,120     111
International Equity.....   78,038  20,322  27,548  8,540   11,959  3,002   4,127   1,285
Value ...................  121,298  36,235  23,643     35   17,885  5,183   3,332       6
Disciplined Growth.......   33,152   5,860  34,444     --    5,502    905   5,429      --
International Small-Cap .   29,943   1,230   5,111     --    4,572    197     693      --

   At March 31, 2008, AIG SunAmerica, Inc. an affiliated company of the Adviser, owned 5.1% of the total outstanding shares of New Century, 17.2% of International Equity, and 6.2% of Value Fund, respectively.

   On February 8, 2008, the Blue Chip Growth Fund and Balanced Assets Fund sold 900 shares and 600 shares, respectively of Allergan, Inc. common stock that the Funds did not own. Both Funds have an investment restriction that prohibits them from selling securities they do not own ("short selling"). The short positions were closed on February 8, 2008, resulting in a gain of $19 and $12, respectively, for the Blue Chip Growth Fund and Balanced Assets Fund.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended March 31, 2008, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                     Total Expense
Fund                  Reductions
----                 -------------
Blue Chip Growth....    $ 4,299
Growth Opportunities     50,299
New Century.........     34,277
Growth and Income...     21,514
Balanced Assets.....     10,996
International Equity      1,910
Value...............     34,650
Disciplined Growth..     20,575

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2008, were as follows:

                                                              Blue Chip      Growth         New       Growth and
                                                               Growth     Opportunities   Century       Income      Balanced
                                                                Fund          Fund         Fund          Fund      Assets Fund
                                                            ------------- ------------- ------------ ------------- ------------
Purchases (excluding U.S. government securities)........... $ 21,772,456  $ 81,655,557  $143,429,634 $130,242,166  $ 86,307,784
Sales and maturities (excluding U.S. government securities)   25,919,844    82,991,566   144,511,334  137,612,441   100,720,197
Purchases of U.S. government securities....................           --            --            --           --     9,235,346
Sales and maturities of U.S. government securities.........           --            --            --           --     7,693,999

                                                            International               Disciplined  International
                                                               Equity         Value       Growth       Small-Cap
                                                                Fund          Fund         Fund          Fund
                                                            ------------- ------------- ------------ -------------
Purchases (excluding U.S. government securities)........... $123,819,305  $207,112,727  $131,427,534 $ 15,505,469
Sales and maturities (excluding U.S. government securities)  131,890,750   244,184,971   124,966,520   15,928,745
Purchases of U.S. government securities....................           --            --            --           --
Sales and maturities of U.S. government securities.........           --            --            --           --

Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2008:

                                             Blue Chip      Growth         New       Growth and     Balanced
                                              Growth     Opportunities   Century       Income        Assets
                                               Fund          Fund         Fund          Fund          Fund
                                           ------------- ------------- -----------  ------------- ------------
Cost (tax basis).......................... $ 57,029,923  $ 38,981,074  $69,898,646   $89,873,406  $126,895,789
                                           ============  ============  ===========   ===========  ============
Appreciation..............................    6,458,412     1,017,446    1,453,901     2,384,545     6,970,716
Depreciation..............................   (3,788,234)   (1,081,138)  (2,604,327)   (6,053,107)   (6,855,596)
                                           ------------  ------------  -----------   -----------  ------------
Net unrealized appreciation (depreciation) $  2,670,178  $    (63,692) $(1,150,426)  $(3,668,562) $    115,120
                                           ============  ============  ===========   ===========  ============

                                           International               Disciplined  International
                                              Equity         Value       Growth       Small-Cap
                                               Fund          Fund         Fund          Fund
                                           ------------- ------------- -----------  -------------
Cost (tax basis).......................... $103,463,341  $161,338,312  $64,309,228   $29,102,773
                                           ============  ============  ===========   ===========
Appreciation..............................    9,937,870     6,371,207    1,567,546     3,251,730
Depreciation..............................   (6,048,550)   (6,658,318)  (1,754,060)   (2,580,608)
                                           ------------  ------------  -----------   -----------
Net unrealized appreciation (depreciation) $  3,889,320  $   (287,111) $  (186,514)  $   671,122
                                           ============  ============  ===========   ===========

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                 Distributable Earnings             Tax Distributions
                        ----------------------------------------- ----------------------
                                     For the year ended September 30, 2007
                        ----------------------------------------------------------------
                                      Long-term
                                    Gains/ Capital   Unrealized               Long-Term
                         Ordinary        Loss       Appreciation   Ordinary    Capital
Fund                      Income      Carryover    (Depreciation)   Income      Gains
----                    ----------- -------------- -------------- ---------- -----------
Blue Chip Growth....... $        -- $ (52,435,231)  $10,781,893   $       -- $        --
Growth Opportunities...          --  (173,866,796)       42,119           --          --
New Century............          --   (75,049,480)      151,222           --          --
Growth and Income......     242,352   (33,557,797)    9,045,976           --          --
Balanced Assets........     412,431   (68,456,727)   12,393,089    2,250,950          --
International Equity...          --     8,141,350    23,228,863           --          --
Value..................  17,252,045    11,938,455    20,911,655    9,883,623  16,743,650
Disciplined Growth.....          --   (18,611,005)    8,504,488           --          --
International Small-Cap       5,925         6,822     4,385,751           --          --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2007, which are available to offset future capital gains, if any:

                                                Capital Loss Carryforward
                        -------------------------------------------------------------------------
Fund                       2008        2009         2010        2011        2012      2013   2014
----                    ----------- ----------- ------------ ----------- ---------- -------- ----
Blue Chip Growth*...... $15,134,022 $        -- $ 10,374,287 $42,060,944 $       -- $     -- $--
Growth Opportunities*..   6,398,027     151,316  121,180,899  65,312,802         --       --  --
New Century*...........  12,315,199  17,583,650   39,244,108  36,351,156         --       --  --
Growth and Income......          --          --           --  27,835,407  5,722,390       --  --
Balanced Assets........          --          --    8,896,612  55,685,563  3,874,552       --  --
International Equity*..  13,755,719          --           --          --         --       --  --
Value..................          --          --           --          --         --       --  --
Disciplined Growth.....          --          --   13,578,150   4,260,050    594,906  177,899  --
International Small-Cap          --          --           --          --         --       --  --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                              Blue Chip Growth Fund
                          --------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                          ---------------------------------------------  ---------------------------------------------
                                 For the                                        For the
                                six months               For the               six months               For the
                              March 31, 2008           year ended            March 31, 2008           year ended
                               (unaudited)         September 30, 2007         (unaudited)         September 30, 2007
                          ---------------------  ----------------------  ---------------------  ----------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Shares sold (1)(2)(3)(4).  146,516  $ 2,636,455   272,319  $  4,717,820    28,880  $   451,432    61,910  $    927,860
Reinvested dividends.....       --           --        --            --        --           --        --            --
Shares redeemed (1)(2)... (221,768)  (3,918,142) (656,693)  (11,104,067) (161,942)  (2,526,561) (449,635)   (6,803,173)
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..  (75,252) $(1,281,687) (384,374) $ (6,386,247) (133,062) $(2,075,129) (387,725) $ (5,875,313)
                          ========  ===========  ========  ============  ========  ===========  ========  ============

                                                              Blue Chip Growth Fund
                          --------------------------------------------------------------------------------------------
                                             Class C                                        Class I
                          ---------------------------------------------  ---------------------------------------------
                                 For the                                        For the
                             six months ended            For the            six months ended            For the
                              March 31, 2008           year ended            March 31, 2008           year ended
                               (unaudited)         September 30, 2007         (unaudited)         September 30, 2007
                          ---------------------  ----------------------  ---------------------  ----------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Shares sold..............   59,820  $   961,018    18,808  $    279,270    12,636  $   236,651     6,566  $    112,457
Reinvested dividends.....       --           --        --            --        --           --        --            --
Shares redeemed (3)(4)...  (30,293)    (469,606) (104,067)   (1,557,478)  (13,336)    (247,167)  (11,604)     (197,959)
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..   29,527  $   491,412   (85,259) $ (1,278,208)     (700) $   (10,516)   (5,038) $    (85,502)
                          ========  ===========  ========  ============  ========  ===========  ========  ============

                                                            Growth Opportunities Fund
                          --------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                          ---------------------------------------------  ---------------------------------------------
                                 For the                                        For the
                             six months ended            For the            six months ended            For the
                              March 31, 2008           year ended            March 31, 2008           year ended
                               (unaudited)         September 30, 2007         (unaudited)         September 30, 2007
                          ---------------------  ----------------------  ---------------------  ----------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Shares sold (5)(6)(7)(8).  153,903  $ 2,738,123   467,598  $  9,161,091    19,609  $   292,430    57,020  $    971,620
Reinvested dividends.....       --           --        --            --        --           --        --            --
Shares redeemed (5)(6)... (361,054)  (6,215,344) (607,841)  (11,673,643) (219,235)  (3,389,272) (584,520)  (10,064,774)
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Net increase (decrease).. (207,151) $(3,477,221) (140,243) $ (2,512,552) (199,626) $(3,096,842) (527,500) $ (9,093,154)
                          ========  ===========  ========  ============  ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 88,547 shares of Class B shares in the amount of $1,390,877 to 77,897 shares of Class A shares in the amount of $1,390,877.
(2)For the year ended September 30, 2007, includes automatic conversion of 205,245 shares of Class B shares in the amount of $3,153,549 to 181,415 shares of Class A shares in the amount of $3,153,549.
(3)For the six months ended March 31, 2008, includes automatic conversion of 3,097 shares of Class C shares in the amount of $47,855 to 2,704 shares of Class A shares in the amount of $47,855.
(4)For the year ended September 30, 2007, includes automatic conversion of 17,217 shares of Class C shares in the amount of $262,954 to 15,124 shares of Class A shares in the amount of $262,954.
(5)For the six months ended March 31, 2008, includes automatic conversion of 92,843 shares of Class B shares in the amount of $1,481,712 to 81,654 shares of Class A shares in the amount of $1,481,712.
(6)For the year ended September 30, 2007, includes automatic conversion of 277,289 shares of Class B shares in the amount of $4,814,621 to 244,697 shares of Class A shares in the amount of $4,814,621.
(7)For the six months ended March 31, 2008, includes automatic conversion of 3,444 shares of Class C shares in the amount of $51,483 to 3,019 shares of Class A shares in the amount of $51,483.
(8)For the year ended September 30, 2007, includes automatic conversion of 15,202 shares of Class C shares in the amount of $266,305 to 13,404 shares of Class A shares in the amount of $266,305.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


                                                         Growth Opportunities Fund
                        -------------------------------------------------------------------------------------------
                                           Class C                                        Class I
                        ---------------------------------------------  --------------------------------------------
                               For the                                        For the
                           six months ended            For the            six months ended           For the
                            March 31, 2008           year ended            March 31, 2008           year ended
                             (unaudited)         September 30, 2007         (unaudited)         September 30, 2007
                        ---------------------  ----------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                        --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold............   11,951  $   175,304    73,251  $  1,243,056       451  $     7,822       900  $    17,303
Reinvested dividends...       --           --        --            --        --           --        --           --
Shares redeemed (7)(8). (103,968)  (1,626,207) (203,387)   (3,485,346)     (762)     (13,235)  (17,924)    (341,263)
                        --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease)  (92,017) $(1,450,903) (130,136) $ (2,242,290)     (311) $    (5,413)  (17,024) $  (323,960)
                        ========  ===========  ========  ============  ========  ===========  ========  ===========

--------
(7)For the six months ended March 31, 2008, includes automatic conversion of 3,444 shares of Class C shares in the amount of $51,483 to 3,019 shares of Class A shares in the amount of $51,483.
(8)For the year ended September 30, 2007, includes automatic conversion of 15,202 shares of Class C shares in the amount of $266,305 to 13,404 shares of Class A shares in the amount of $266,305.

                                                                New Century Fund
                          -------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                          ---------------------------------------------  --------------------------------------------
                                 For the                                        For the
                             six months ended            For the            six months ended           For the
                              March 31, 2008           year ended            March 31, 2008           year ended
                               (unaudited)         September 30, 2007         (unaudited)         September 30, 2007
                          ---------------------  ----------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)....   88,536  $ 1,788,717   349,824  $  7,584,889    14,176  $   241,623    41,725  $ 1,374,288
Shares issued in merger +       --           --   456,997     9,556,448        --           --   378,511    6,906,165
Shares redeemed (1)(2)... (469,084)  (9,221,765) (867,696)  (20,403,970) (117,947)  (2,064,221) (324,871)  (6,113,256)
                          --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease).. (380,548) $(7,433,048)  (60,875) $ (3,262,633) (103,771) $(1,822,598)   95,365  $ 2,167,197
                          ========  ===========  ========  ============  ========  ===========  ========  ===========

                                         New Century Fund
                          ---------------------------------------------
                                             Class C
                          ---------------------------------------------
                                 For the
                             six months ended            For the
                              March 31, 2008           year ended
                               (unaudited)         September 30, 2007
                          ---------------------  ----------------------
                           Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------
Shares sold..............   20,176  $   365,447    30,355  $  1,513,139
Shares issued in merger +       --           --   263,342     4,832,027
Shares redeemed (3)......  (66,161)  (1,139,855) (100,822)   (1,920,423)
                          --------  -----------  --------  ------------
Net increase (decrease)..  (45,985) $  (774,408)  192,875  $  4,424,743
                          ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 40,621 shares of Class B shares in the amount of $740,053 to 35,265 shares of Class A shares in the amount of $740,053.
(2)For the year ended September 30, 2007, includes automatic conversion of 165,359 shares of Class B shares in the amount of $3,144,259 to 144,044 shares of Class A shares in the amount of $3,144,259.
(3)For the year ended September 30, 2007, includes automatic conversion of 79 shares of Class C shares in the amount of $1,590 to 69 shares of Class A shares in the amount of $1,590.
+  See Note 2.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


                                                              Growth and Income Fund
                         -----------------------------------------------------------------------------------------------
                                              Class A                                         Class B
                         ------------------------------------------------  ---------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended            For the
                             March 31, 2008             year ended             March 31, 2008           year ended
                               (unaudited)          September 30, 2007          (unaudited)         September 30, 2007
                         ----------------------  ------------------------  ---------------------  ----------------------
                          Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (1)(2)(3)(4)  398,887  $  5,948,391   1,024,726  $ 15,049,599    45,342  $   623,266    88,044  $  1,200,393
Reinvested dividends....   14,377       220,109          --            --        --           --        --            --
Shares redeemed (1)(2).. (599,929)   (8,907,849) (1,415,515)  (20,646,675) (311,321)  (4,286,048) (913,913)  (12,582,078)
                         --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease). (186,665) $ (2,739,349)   (390,789) $ (5,597,076) (265,979) $(3,662,782) (825,869) $(11,381,685)
                         ========  ============  ==========  ============  ========  ===========  ========  ============

                                                              Growth and Income Fund
                         -----------------------------------------------------------------------------------------------
                                              Class C                                         Class I
                         ------------------------------------------------  ---------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended            For the
                             March 31, 2008             year ended             March 31, 2008           year ended
                               (unaudited)          September 30, 2007          (unaudited)         September 30, 2007
                         ----------------------  ------------------------  ---------------------  ----------------------
                          Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold.............   23,943  $    332,549      69,560  $    943,742     4,360  $    63,218     3,981  $     57,853
Reinvested dividends....       --            --          --            --        95        1,451        --            --
Shares redeemed (3)(4).. (225,135)   (3,071,051)   (585,816)   (8,047,218)   (2,620)     (40,406)   (5,169)      (76,734)
                         --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease). (201,192) $ (2,738,502)   (516,256) $ (7,103,476)    1,835  $    24,263    (1,188) $    (18,881)
                         ========  ============  ==========  ============  ========  ===========  ========  ============

                                                               Balanced Assets Fund
                         -----------------------------------------------------------------------------------------------
                                              Class A                                         Class B
                         ------------------------------------------------  ---------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended            For the
                             March 31, 2008             year ended             March 31, 2008           year ended
                               (unaudited)          September 30, 2007          (unaudited)         September 30, 2007
                         ----------------------  ------------------------  ---------------------  ----------------------
                          Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (5)(6)(7)(8)  265,243  $  3,995,119     659,237  $  9,995,580    39,387  $   593,463    82,301  $  1,239,592
Reinvested dividends....   62,925       938,394     122,714     1,865,233     4,027       60,252     7,877       119,339
Shares redeemed (5)(6).. (726,281)  (10,999,732) (1,840,180)  (27,750,445) (171,896)  (2,607,897) (595,400)   (8,989,165)
                         --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease). (398,113) $ (6,066,219) (1,058,229) $(15,889,632) (128,482) $(1,954,182) (505,222) $ (7,630,234)
                         ========  ============  ==========  ============  ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 151,696 shares of Class B shares in the amount of $2,105,297 to 141,905 shares of Class A shares in the amount of $2,105,297.
(2)For the year ended September 30, 2007, includes automatic conversion of 465,198 shares of Class B shares in the amount of $6,461,560 to 436,352 shares of Class A shares in the amount of $6,461,560.
(3)For the six months ended March 31, 2008, includes automatic conversion of 40,689 shares of Class C shares in the amount of $549,547 to 38,058 shares of Class A shares in the amount of $549,547.
(4)For the year ended September 30, 2007, includes automatic conversion of 102,570 shares of Class C shares in the amount of $1,439,849 to 96,087 shares of Class A shares in the amount of $1,439,849.
(5)For the six months ended March 31, 2008, includes automatic conversion of 73,282 shares of Class B shares in the amount of $1,120,907 to 73,066 shares of Class A shares in the amount of $1,120,907.
(6)For the year ended September 30, 2007, includes automatic conversion of 312,489 shares of Class B shares in the amount of $4,744,038 to 311,322 shares of Class A shares in the amount of $4,744,038.
(7)For the six months ended March 31, 2008, includes automatic conversion of 2,036 shares of Class C shares in the amount of $29,666 to 2,034 shares of Class A shares in the amount of $29,666.
(8)For the year ended September 30, 2007, includes automatic conversion of 9,120 shares of Class C shares in the amount of $137,980 to 9,106 shares of Class A shares in the amount of $137,980.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


                                                       Balanced Assets Fund
                        ---------------------------------------------------------------------------------
                                           Class C                                  Class I
                        --------------------------------------------  -----------------------------------
                               For the                                    For the
                           six months ended           For the         six months ended       For the
                            March 31, 2008           year ended        March 31, 2008      year ended
                             (unaudited)         September 30, 2007     (unaudited)    September 30, 2007
                        ---------------------  ---------------------  ---------------  ------------------
                         Shares      Amount     Shares      Amount    Shares  Amount    Shares    Amount
                        --------  -----------  --------  -----------  ------ --------  -------  ---------
Shares sold............   29,596  $   444,820    37,806  $   565,546  1,080  $ 16,428    2,467  $  37,069
Reinvested dividends...    3,923       58,823     6,854      104,202    406     6,049      886     13,500
Shares redeemed (7)(8). (113,370)  (1,701,876) (229,341)  (3,460,624)  (805)  (12,279) (14,882)  (226,730)
                        --------  -----------  --------  -----------  -----  --------  -------  ---------
Net increase (decrease)  (79,851) $(1,198,233) (184,681) $(2,790,876)   681  $ 10,198  (11,529) $(176,161)
                        ========  ===========  ========  ===========  =====  ========  =======  =========

--------
(7)For the six months ended March 31, 2008, includes automatic conversion of 2,036 shares of Class C shares in the amount of $29,666 to 2,034 shares of Class A shares in the amount of $29,666.
(8)For the year ended September 30, 2007, includes automatic conversion of 9,120 shares of Class C shares in the amount of $137,980 to 9,106 shares of Class A shares in the amount of $137,980.

                                                                International Equity Fund
                             ----------------------------------------------------------------------------------------------
                                                  Class A                                         Class B
                             ------------------------------------------------  --------------------------------------------
                                     For the                                          For the
                                six months ended              For the             six months ended           For the
                                 March 31, 2008             year ended             March 31, 2008           year ended
                                   (unaudited)          September 30, 2007          (unaudited)         September 30, 2007
                             ----------------------  ------------------------  ---------------------  ---------------------
                              Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                             --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4)....  494,456  $  9,121,233   1,360,169  $ 24,122,022    93,228  $ 1,578,189   234,766  $ 3,887,709
Reinvested dividends........  337,952     6,106,795          --            --   101,318    1,689,981        --           --
Shares redeemed (1)(2)...... (679,092)  (12,164,868) (1,476,609)  (26,115,354) (244,502)  (4,031,071) (552,783)  (9,228,788)
                             --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).....  153,316  $  3,063,160    (116,440) $ (1,993,332)  (49,956) $  (762,901) (318,017) $(5,341,079)
                             ========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                International Equity Fund
                             ----------------------------------------------------------------------------------------------
                                                  Class C                                         Class I
                             ------------------------------------------------  --------------------------------------------
                                     For the                                          For the
                                six months ended              For the             six months ended           For the
                                 March 31, 2008             year ended             March 31, 2008           year ended
                                   (unaudited)          September 30, 2007          (unaudited)         September 30, 2007
                             ----------------------  ------------------------  ---------------------  ---------------------
                              Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                             --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold.................  154,539  $  2,615,105     340,641  $  5,685,742    67,563  $ 1,242,146   140,027  $ 2,462,907
Reinvested dividends........  130,196     2,170,365          --            --    38,744      706,298        --           --
Shares redeemed (3)(4)(5)(6) (262,762)   (4,143,594)   (351,299)   (5,862,416) (131,626)  (2,200,647) (333,525)  (5,907,477)
                             --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).....   21,973  $    641,876     (10,658) $   (176,674)  (25,319) $  (252,203) (193,498) $(3,444,570)
                             ========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 94,046 shares of Class B shares in the amount of $1,540,281 to 87,028 shares of Class A shares in the amount of $1,540,281.
(2)For the year ended September 30, 2007, includes automatic conversion of 276,480 shares of Class B shares in the amount of $4,654,844 to 258,279 shares of Class A shares in the amount of $4,654,844.
(3)For the six months ended March 31, 2008, includes automatic conversion of 8,488 shares of Class C shares in the amount of $137,737 to 7,846 shares of Class A shares in the amount of $137,737.
(4)For the year ended September 30, 2007, includes automatic conversion of 35,187 shares of Class C shares in the amount of $594,960 to 32,839 shares of Class A shares in the amount of $594,960.
(5)For the six months ended March 31, 2008, net of redemption fees of $10,910, $2,806, $3,818, and $1,202 for Class A, Class B, Class C and Class I shares, respectively.
(6)For the year ended September 30, 2007, net of redemption fees of $2,583, $771, $904, and $320 for Class A, Class B, Class C and Class I shares, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


                                              Value Fund                                         Value Fund
                          --------------------------------------------------  -----------------------------------------------
                                                Class A                                           Class B
                          --------------------------------------------------  -----------------------------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended             For the
                               March 31, 2008              year ended             March 31, 2008            year ended
                                 (unaudited)           September 30, 2007          (unaudited)          September 30, 2007
                          ------------------------  ------------------------  ---------------------  ------------------------
                            Shares       Amount       Shares       Amount      Shares      Amount      Shares       Amount
                          ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold (1)(2)(3)(4).    413,647  $  6,726,777   1,330,412  $ 24,650,750    92,920  $ 1,487,416     305,011  $  5,377,534
Reinvested dividends.....  1,063,818    16,563,642     704,045    12,539,044   351,095    5,133,009     284,619     4,810,045
Shares redeemed (1)(2)... (1,222,244)  (19,249,292) (1,963,578)  (36,336,366) (509,630)  (7,733,918) (1,074,442)  (18,893,815)
                          ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease)..    255,221  $  4,041,127      70,879  $    853,428   (65,615) $(1,113,493)   (484,812) $ (8,706,236)
                          ==========  ============  ==========  ============  ========  ===========  ==========  ============

                                              Value Fund                                         Value Fund
                          --------------------------------------------------  -----------------------------------------------
                                                Class C                                           Class I
                          --------------------------------------------------  -----------------------------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended             For the
                               March 31, 2008              year ended             March 31, 2008            year ended
                                 (unaudited)           September 30, 2007          (unaudited)          September 30, 2007
                          ------------------------  ------------------------  ---------------------  ------------------------
                            Shares       Amount       Shares       Amount      Shares      Amount      Shares       Amount
                          ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold..............     53,889  $    795,744     234,527  $  4,126,128        86  $     1,562         654  $     12,289
Reinvested dividends.....    203,721     2,978,405     198,577     3,355,958       348        5,401         199         3,531
Shares redeemed (3)(4)...   (333,672)   (5,092,619)   (902,862)  (15,771,477)     (156)      (2,249)     (8,370)     (162,102)
                          ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease)..    (76,062) $ (1,318,470)   (469,758) $ (8,289,391)      278  $     4,714      (7,517) $   (146,282)
                          ==========  ============  ==========  ============  ========  ===========  ==========  ============

                                              Value Fund
                          --------------------------------------------------
                                                Class Z
                          --------------------------------------------------
                                   For the
                              six months ended               For the
                               March 31, 2008              year ended
                                 (unaudited)           September 30, 2007
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold..............    161,536  $  2,701,369     509,315  $  9,851,572
Reinvested dividends.....    309,158     5,048,549     161,535     2,988,389
Shares redeemed..........   (212,166)   (3,594,797)   (128,127)   (2,450,744)
                          ----------  ------------  ----------  ------------
Net increase (decrease)..    258,528  $  4,155,121     542,723  $ 10,389,217
                          ==========  ============  ==========  ============

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 157,142 shares of Class B shares in the amount of $2,474,676 to 147,872 shares of Class A shares in the amount of $2,474,676.
(2)For the year ended September 30, 2007, includes automatic conversion of 559,465 shares of Class B shares in the amount of $9,849,109 to 529,830 shares of Class A shares in the amount of $9,849,109.
(3)For the six months ended March 31, 2008, includes automatic conversion of 2,318 shares of Class C shares in the amount of $33,054 to 2,176 shares of Class A shares in the amount of $33,054.
(4)For the year ended September 30, 2007, includes automatic conversion of 7,899 shares of Class C shares in the amount of $138,746 to 7,473 shares of Class A shares in the amount of $138,746.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


                                   Disciplined Growth Fund                      Disciplined Growth Fund
                        ---------------------------------------------  -----------------------------------------
                                           Class A                                      Class B
                        ---------------------------------------------  -----------------------------------------
                               For the                                       For the
                           six months ended            For the          six months ended          For the
                            March 31, 2008           year ended          March 31, 2008          year ended
                             (unaudited)         September 30, 2007        (unaudited)       September 30, 2007
                        ---------------------  ----------------------  ------------------  ---------------------
                         Shares      Amount     Shares      Amount      Shares    Amount    Shares      Amount
                        --------  -----------  --------  ------------  -------  ---------  --------  -----------
Shares sold (1)(2).....  943,794  $15,704,464   532,983  $  7,889,774   56,424  $ 892,584    24,300  $   356,197
Reinvested dividends...       --           --        --            --       --         --        --           --
Shares redeemed (1)(2). (438,814)  (6,904,913) (776,777)  (11,139,424) (54,481)  (855,796) (422,344)  (5,886,295)
                        --------  -----------  --------  ------------  -------  ---------  --------  -----------
Net increase (decrease)  504,980  $ 8,799,551  (243,794) $ (3,249,650)   1,943  $  36,788  (398,044) $(5,530,098)
                        ========  ===========  ========  ============  =======  =========  ========  ===========

                                   Disciplined Growth Fund
                        ---------------------------------------------
                                           Class C
                        ---------------------------------------------
                               For the
                           six months ended            For the
                            March 31, 2008           year ended
                             (unaudited)         September 30, 2007
                        ---------------------  ----------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  ------------
Shares sold............  566,385  $ 9,249,055   158,305  $  2,312,884
Reinvested dividends...       --           --        --            --
Shares redeemed........ (262,969)  (4,009,894) (559,493)   (7,777,003)
                        --------  -----------  --------  ------------
Net increase (decrease)  303,416  $ 5,239,161  (401,188) $ (5,464,119)
                        ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 22,649 shares of Class B shares in the amount of $367,202 to 21,597 shares of Class A shares in the amount of $367,202.
(2)For the year ended September 30, 2007, includes automatic conversion of 285,157 shares of Class B shares in the amount of $3,980,961 to 273,229 shares of Class A shares in the amount of $3,980,961.

                                     International Small-Cap Fund              International Small-Cap Fund
                             -------------------------------------------  --------------------------------------
                                               Class A                                    Class B
                             -------------------------------------------  --------------------------------------
                                    For the                                     For the
                                six months ended           For the         six months ended         For the
                                 March 31, 2008          year ended         March 31, 2008        year ended
                                  (unaudited)        September 30, 2007       (unaudited)     September 30, 2007
                             ---------------------  --------------------  ------------------  ------------------
                              Shares      Amount     Shares     Amount     Shares    Amount    Shares    Amount
                             --------  -----------  -------  -----------  -------  ---------  -------  ---------
Shares sold (1)(2)..........   68,033  $   892,814  335,947  $ 4,376,150   21,699  $ 269,009   43,182  $ 571,843
Reinvested dividends........   21,169      275,413       --           --      949     12,228       --         --
Shares redeemed (1)(2)(3)(4) (154,046)  (1,966,703) (83,528)  (1,082,480) (14,198)  (173,385) (11,022)  (145,437)
                             --------  -----------  -------  -----------  -------  ---------  -------  ---------
Net increase (decrease).....  (64,844) $  (798,476) 252,419  $ 3,293,670    8,450  $ 107,852   32,160  $ 426,406
                             ========  ===========  =======  ===========  =======  =========  =======  =========

                                     International Small-Cap Fund
                             -------------------------------------------
                                               Class C
                             -------------------------------------------
                                    For the
                                six months ended           For the
                                 March 31, 2008          year ended
                                  (unaudited)        September 30, 2007
                             ---------------------  --------------------
                              Shares      Amount     Shares     Amount
                             --------  -----------  -------  -----------
Shares sold.................   17,134  $   227,610  152,986  $ 2,062,450
Reinvested dividends........    4,084       52,562       --           --
Shares redeemed (3)(4)......  (81,460)    (928,587) (72,183)    (878,788)
                             --------  -----------  -------  -----------
Net increase (decrease).....  (60,242) $  (648,415)  80,803  $ 1,183,662
                             ========  ===========  =======  ===========

--------
(1)For the six months ended March 31, 2008, includes automatic conversion of 2,232 shares of Class B shares in the amount of $26,898 to 2,210 shares of Class A shares in the amount of $26,898.
(2)For the year ended September 30, 2007, includes automatic conversion of 6,170 shares of Class B shares in the amount of $82,165 to 6,131 shares of Class A shares in the amount of $82,165.
(3)For the six months ended March 31, 2008, net of redemption fees of $1,288, $53, and $227 for Class A, Class B, and Class C shares, respectively.
(4)For the year ended September 30, 2007, net of redemption fees of $1,504, $47, and $218 for Class A, Class B, and Class C shares, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


Note 9. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2008, the following Funds had borrowings:

                           Days     Interest  Average   Weighted
Portfolio               Outstanding Charges     Debt    Average
Growth and Income......      1       $  130  $1,287,383   3.63%
Balanced Assets........      6          427     480,844   5.32
International Equity...      8          719     636,517   4.84
Disciplined Growth.....      8          943     823,107   5.10
International Small-Cap     31        1,155     393,974   3.68

   At March 31, 2008, there were no borrowings outstanding.

Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2008, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees of the Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2008 -- (unaudited)
        (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Plan Retirement Plan Retirement Plan
                                  Liability        Expense        Payments
                               --------------- --------------- ---------------
Fund                                        As of March 31, 2008
----                           -----------------------------------------------
Blue Chip Growth..............     $28,148         $  908          $1,048
Growth Opportunities..........      24,321            775             776
New Century...................      48,491          1,158           1,926
Growth and Income.............      38,330          1,382           1,103
Balanced Assets...............      75,986          1,958           3,036
International Equity..........      19,308          1,631             571
Value.........................      34,110          2,768             918
Disciplined Growth............      11,365            887             273
International Small-Cap Equity         617            367              --

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At March 31, 2008, the International Small-Cap Fund had approximately 18% and 25% of their net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively.

Note 13. Other Matters

   On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of the Equity Funds. On March 5, 2008, the Board of Trustees of the Equity Funds selected PricewaterhouseCoopers, LLP as the new independent registered public accounting firm for the Equity Funds.

   E&Y's reports on the Equity Fund's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Equity Fund's financial statements.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Samuel M. Eisenstat       Agent                      solely for the general
 Peter A. Harbeck           AIG SunAmerica Fund       information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
Officers                                              con-nection with a
 John T. Genoy, President  Custodian and Transfer     currently effective
   and Chief Executive     Agent                      pro-spectus, setting
   Officer                  State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia Gibbons, Vice     A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Kathleen Fuentes,         Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 John E. McLean,           upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Richard Barton,           in-formation is also       Fund expenses, which
   Assistant Secretary     available from the EDGAR   benefits you and other
 Nori L. Gabert, Vice      database on the U.S.       shareholders. Unless the
   President and           Securities and Ex-change   Funds receive
   Assistant Secretary     Commission's website at    instructions to the
 Matthew Hackethal,        http://www.sec.gov.        con-trary, you will only
   Anti-Money Laundering                              receive one copy of the
   Compliance Officer      PROXY VOTING RECORD ON     shareholder documents.
 John E. Smith Jr.,        SUNAMERICA EQUITY FUNDS    The Funds will continue
   Assistant Treasurer     Information regarding how  to household the
                           SunAmerica Equity Funds    share-holder documents
Investment Adviser         voted proxies relating to  indefinitely, until we
 AIG SunAmerica Asset      securities held in         are instructed otherwise.
   Management Corp.        SunAmerica Equity Funds    If you do not wish to
 Harborside Financial      during the most recent     participate in
   Center                  twelve month period ended  householding, please
 3200 Plaza 5              June 30 is available,      contact Shareholder
 Jersey City, NJ           once filed with the U.S.   Services at (800)
   07311-4992              Securities and Exchange    858-8850 ext. 6010 or
                           Commission, without        send a written request
Distributor                charge, upon request, by   with your name, the name
 AIG SunAmerica Capital    calling (800) 858-8850 or  of your fund(s) and your
   Services, Inc.          on the U.S. Securities     account number(s) to AIG
 Harborside Financial      and Exchange Commission's  SunAmerica Mutual Funds
   Center                  website at                 c/o BFDS, P.O. Box
 3200 Plaza 5              http://www.sec.gov.        219186, Kansas City MO,
 Jersey City, NJ                                      64121-9186. We will
   07311-4992              DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQSAN - 3/08

[LOGO] AIG
Sun America
Mutual Funds
live longer retire stronger/sm/

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 6, 2008